UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-06243

Franklin Strategic Series
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/14

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
October 31, 2014

Franklin Strategic Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Economic and Market Overview	3
Franklin Flex Cap Growth Fund	4
Franklin Focused Core
Equity Fund	12
Franklin Growth Opportunities Fund	20
Franklin Small Cap Growth Fund	27
Franklin Small-Mid Cap
Growth Fund	35
Financial Highlights and
Statements of Investments	43
Financial Statements	85
Notes to Financial Statements	94
Shareholder Information	108

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Semiannual Report

Economic and Market Overview

The U.S. economy continued to grow during the six-month period ended October 31, 2014. Economic activity expanded in the third quarter, resulting largely from increased federal defense spending and a narrower trade deficit. The housing market improved as home prices rose and mortgage rates generally moderated. Retail sales, however, missed consensus expectations for most of the period under review. The unemployment rate declined to 5.8% in October from 6.3% in April.1 Inflation, as measured by the Consumer Price Index, remained low for the period.

The Federal Reserve Board (Fed) ended its asset purchase program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance. Additionally, the Fed noted that although inflation might remain low in the near term, the likelihood of inflation running persistently below its 2% longer term goal had diminished somewhat since early this year.

Investor confidence grew as corporate profits rose and the economy steadily strengthened. The markets endured brief sell-offs when many investors reacted to political instability in certain emerging markets, crises in Ukraine and the Middle East, weakness in Europe and moderating economic data in China. U.S. stocks rose for the six months under review as the Standard & Poor’s 500 Index and Dow Jones Industrial Average reached all-time highs.

The foregoing information reflects our analysis and opinions as of October 31, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin Flex Cap Growth Fund

This semiannual report for Franklin Flex Cap Growth Fund covers the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The Fund has flexibility to invest in companies located, headquartered or operating inside and outside the U.S., across the entire market capitalization spectrum from small, emerging growth companies to well-established, large cap companies.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a cumulative total return of +8.16%. In comparison, the Fund’s narrow benchmark, the Russell 3000® Growth Index, which measures performance of Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values, generated a +9.30% total return. Also in comparison, the Russell 1000® Growth Index, which tracks performance of the largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values, produced a +9.50% total return.1 Additionally, the Fund’s broad benchmark, the Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, posted a total return of +8.22%.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of

1. Source: Morningstar. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Russell® is a trademark of Russell Investment Group
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 48.

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FRANKLIN FLEX CAP GROWTH FUND

potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Top 10 Equity Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets

Apple Inc.	3.0%
Technology Hardware & Equipment
Google Inc., A	2.9%
Software & Services
Actavis PLC	2.5%
Pharmaceuticals, Biotechnology & Life Sciences
MasterCard Inc., A	1.9%
Software & Services
Celgene Corp.	1.7%
Pharmaceuticals, Biotechnology & Life Sciences
Ecolab Inc.	1.7%
Materials
Visa Inc., A	1.7%
Software & Services
Facebook Inc., A	1.5%
Software & Services
The Priceline Group Inc.	1.4%
Retailing
Amazon.com Inc.	1.4%
Retailing

Manager’s Discussion

During the six months under review, nearly all sectors represented in the Fund’s portfolio delivered gains and contributed to the Fund’s absolute performance. Relative to the Russell 3000® Growth Index, major contributors included stock selection in information technology (IT) and stock selection and an overweighting in health care.2

In the IT sector, top performers included cybersecurity company Palo Alto Networks and game software content and services firm Electronic Arts. Palo Alto Networks reported strong revenues for fiscal year 2014 (ended July 31), with growth in product and services segments. In addition, the company provided positive revenue growth guidance for fiscal year 2015. Electronic Arts delivered better-than-expected quarterly revenues and earnings, resulting from robust videogame sales and digital downloads, and raised its fiscal-year 2015 revenue and earnings guidance.

Within health care, our holdings in biotechnology company Alnylam Pharmaceuticals and biopharmaceutical firm Celgene were among the strongest contributors to relative returns. Alnylam Pharmaceuticals’ share price rose after the company successfully completed the phase II trial of its drug patisiran, intended to cure a rare genetic defect that leads to nerve and tissue damage. Shares of Celgene benefited as the company announced a double-digit third-quarter profit increase, driven by sales growth of its leading product, blood cancer treatment Revlimid. Celgene also received Food and Drug Administration approval of Otezla, one of its arthritis drugs. Outside these sectors, notable contributors included apparel and footwear manufacturer Under Armour, which performed strongly as it reported solid quarterly revenues and raised its full-year 2014 revenue and operating income guidance.

In contrast, stock selection in the consumer discretionary and energy sectors, as well as stock selection and an overweighting in the industrials sector, detracted from the Fund’s relative performance.3

In the consumer discretionary sector, our position in luxury goods maker and retailer Michael Kors Holdings hurt relative returns. Although the company reported stronger-than-expected quarterly revenues and earnings, its share price declined as discounts on its fall inventory led to narrower margins. Further pressuring the fashion retailer’s stock were lower-than-expected fiscal-year 2015 revenue and margin forecasts and a secondary share offering that allowed a major shareholder to sell its stake. In energy, our holding in Oasis Petroleum hampered relative returns as concerns about weak oil prices contributed to a share price decline.

In the industrials sector, our positions in heavy equipment and commercial foodservice equipment manufacturer The Manitowoc Co., asset-light freight transportation management company Hub Group and industrial manufacturing and engineering company Colfax hurt relative performance. Shares of Manitowoc trended lower after the company reported disappointing quarterly results driven by weak global demand and a lack of customer confidence, particularly in the crane segment.

2. The IT sector comprises semiconductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI. The health care sector comprises health care equipment and services; and pharmaceuticals, biotechnology and life sciences in the SOI.
3. The consumer discretionary sector comprises automobiles and components, consumer durables and apparel, consumer services, media and retailing in the SOI. The financials sector comprises banks, diversified financials and real estate in the SOI. The industrials sector comprises capital goods, commercial and professional services, and transportation in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FLEX CAP GROWTH FUND

This segment’s revenue suffered from continued weakness in Latin America and soft demand in North America’s rough-terrain and boom-truck markets. Additionally, the foodservice segment was negatively affected by certain regions’ tepid demand amid slowing economic growth. Key individual detractors included our position in natural and organic foods retailer Whole Foods Market, whose share price fell after the company reported weaker-than-expected quarterly revenue and comparable store sales.

Thank you for your continued participation in Franklin Flex Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FLEX CAP GROWTH FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FKCGX)	$58.33	$53.93	+$	4.40
C (FCIIX)	$50.43	$46.79	+$	3.64
R (FRCGX)	$56.17	$51.99	+$	4.18
R6 (FFCRX)	$60.23	$55.54	+$	4.69
Advisor (FKCAX)	$60.01	$55.40	+$	4.61

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FRANKLIN FLEX CAP GROWTH FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual Operating
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	Operating Expenses[6]
A								0.97%
6-Month	+	8.16%	+	1.94%	$10,194
1-Year	+	11.78%	+	5.35%	$10,535	+	6.36%
5-Year	+	93.89%	+	12.82%	$18,276	+	11.79%
10-Year	+	113.01%	+	7.22%	$20,079	+	7.16%
C								1.72%
6-Month	+	7.78%	+	6.78%	$10,678
1-Year	+	10.94%	+	10.01%	$11,001	+	11.04%
5-Year	+	86.76%	+	13.31%	$18,676	+	12.27%
10-Year	+	97.63%	+	7.05%	$19,763	+	7.00%
R								1.22%
6-Month	+	8.04%	+	8.04%	$10,804
1-Year	+	11.51%	+	11.51%	$11,151	+	12.57%
5-Year	+	91.50%	+	13.88%	$19,150	+	12.84%
10-Year	+	107.76%	+	7.59%	$20,776	+	7.53%
R6								0.48%
6-Month	+	8.44%	+	8.44%	$10,844
1-Year	+	12.33%	+	12.33%	$11,233	+	13.40%
Since Inception (5/1/13)	+	34.81%	+	22.01%	$13,481	+	21.04%
Advisor								0.72%
6-Month	+	8.32%	+	8.32%	$10,832
1-Year	+	12.07%	+	12.07%	$11,207	+	13.13%
5-Year	+	96.36%	+	14.45%	$19,636	+	13.41%
10-Year	+	118.44%	+	8.13%	$21,844	+	8.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN FLEX CAP GROWTH FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FLEX CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN FLEX CAP GROWTH FUND

YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,081.60	$4.98
Hypothetical (5% return before expenses)	$1,000	$1,020.42	$4.84
C
Actual	$1,000	$1,077.80	$8.90
Hypothetical (5% return before expenses)	$1,000	$1,016.64	$8.64
R
Actual	$1,000	$1,080.40	$6.29
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
R6
Actual	$1,000	$1,084.40	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.79	$2.45
Advisor
Actual	$1,000	$1,083.20	$3.68
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.57

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.95%;
C: 1.70%; R: 1.20%; R6: 0.48%; and Advisor: 0.70%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Focused Core Equity Fund

We are pleased to bring you Franklin Focused Core Equity Fund’s semiannual report for the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by normally investing at least 80% of its net assets in equity securities. The Fund normally invests primarily to predominantly in equity securities of large capitalization companies, which are similar in size to those in the Standard & Poor’s 500 Index (S&P 500®).

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a cumulative total return of +8.30%. In comparison, the S&P 500, which tracks the broad U.S. stock market, posted a total return of +8.22%.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We are research-driven, bottom-up, fundamental investors. Our investment approach is opportunistic and contrarian, and we seek to identify mispriced companies using fundamental analysis. We seek to take advantage of price dislocations that result from the market’s short-term focus. Our analysis includes the investigation of the valuation for each investment based upon the view that the price paid for the security is a critical factor determining long-term success. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies. Our analysts identify each company’s market opportunity, competitive position, management and financial strength, business and financial risks, and valuation. We choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.

Manager’s Discussion

For the six months under review, most sectors the Fund invested in contributed to absolute performance. The financials and information technology (IT) sectors were major contributors to absolute returns, as were health care and consumer discretionary. Conversely, materials and energy detracted.

In the financials sector, commercial real estate services firm CBRE Group, bank and electronic payment services provider Discover Financial Services, and property and casualty insurer The Hartford Financial Services Group aided returns. CBRE’s share price advanced after it reported solid second- and third-quarter 2014 results with double-digit revenue growth in almost all segments. Discover Financial’s share price rose after the company reported stronger-than-expected second-and third-quarter 2014 earnings, mainly attributable to card loan growth, strong revenue growth, higher share repurchases and double-digit growth in new accounts. Hartford reported stronger-than-expected results for the third quarter of 2014, with growth arising largely from underwriting and higher prices in the property-casualty segment.

1. Source: Morningstar.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 58.

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Top 10 Equity Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets

Valeant Pharmaceuticals International Inc. (Canada)	5.6%
Health Care
The Hartford Financial Services Group Inc.	4.4%
Financials
Actavis PLC	4.1%
Health Care
Adobe Systems Inc.	3.7%
Information Technology
MasterCard Inc., A	3.3%
Information Technology
Equinix Inc.	3.1%
Information Technology
QUALCOMM Inc.	3.0%
Information Technology
Agrium Inc.	3.0%
Materials
Microsoft Corp.	3.0%
Information Technology
Allergan Inc.	3.0%
Health Care

Digital marketing and digital media solutions provider Adobe Systems and software leader Microsoft were key contributors in the IT sector. Adobe’s share price advanced after it reported better-than-expected revenues and earnings for the second quarter of 2014. The company added a significant number of paid Creative Cloud subscribers in the second quarter and estimated the number of paid subscribers to rise for fiscal year 2014. Toward period-end, shares rose in value following the announcement of a partnership with Google to provide Creative Cloud for Chromebooks. Although Adobe reported third-quarter 2014 earnings that beat consensus estimates, its shares dipped as the company also reported sales declined in the digital media business and management provided weaker-than-expected revenue guidance. Microsoft’s fiscal first-quarter 2015 revenue rose with significant growth in the devices and consumer segment, but profits declined, mainly due to a restructuring charge. The company also announced large workforce reductions in efforts to integrate the recently acquired Nokia handset business.

Within the health care sector, pharmaceuticals performed well as shares of Actavis, Allergan and Valeant Pharmaceuticals International rallied. Generic drug maker Actavis’s share price rose following the acquisition of Durata Therapeutics, which focuses on novel therapeutics for patients with infectious diseases and acute illnesses. Specialty pharmaceutical company Allergan’s share price rose after the company reported strong quarterly earnings and revenues based on growth in all business segments. Shares also benefited from reports of renewed interest by Actavis and Valeant Pharmaceuticals to acquire Allergan. Canada-based Valeant’s shares advanced when the specialty pharmaceutical company reported strong third-quarter 2014 results after its acquisition of eye care company Bausch & Lomb.

In the consumer discretionary sector, athletic equipment and apparel maker NIKE was a notable contributor to absolute Fund performance as the firm reported better-than-expected results for fiscal first quarter 2015.

Although nearly all Fund positions contributed to absolute performance, notable detractors included concentrated phosphate and potash producer and marketer The Mosaic Company,2 chemicals and building products manufacturer Axiall, and oil company Anadarko Petroleum. Mosaic’s first- and second-quarter 2014 revenues and earnings fell due to significant price declines for phosphate and potash. The company’s announcement that it would reduce phosphate fertilizer production because of high sulfur and ammonia prices further contributed to negative sentiment. Downward revisions to analyst earnings estimates, lower sales and a significant earnings decline in the second quarter of 2014 negatively affected Axiall shares. Rising ethylene prices and falling polyvinyl chloride and caustic soda prices contributed to margin pressure that further weighed on shares. Despite reporting year-over-year increases in third-quarter revenue and profit and increasing its full-year sales volume guidance in late October, Anadarko Petroleum shares declined during the period amid falling crude oil prices.

2. No longer held at period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FOCUSED CORE EQUITY FUND

Thank you for your continued participation in Franklin Focused Core Equity Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FOCUSED CORE EQUITY FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FCEQX)	$14.49	$13.38	+$	1.11
C (N/A)	$14.01	$12.98	+$	1.03
R (N/A)	$14.37	$13.28	+$	1.09
R6 (FEFCX)	$14.65	$13.49	+$	1.16
Advisor (N/A)	$14.63	$13.48	+$	1.15

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FRANKLIN FOCUSED CORE EQUITY FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	Value of		Average Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	(with waiver)	(without waiver)
A								1.30%	1.73%
6-Month	+	8.30%	+	2.04%	$10,204
1-Year	+	21.27%	+	14.31%	$11,431	+	17.17%
5-Year	+	105.62%	+	14.15%	$19,385	+	13.55%
Since Inception
(12/13/07)	+	62.88%	+	6.42%	$15,352	+	6.22%
C								2.00%	2.43%
6-Month	+	7.94%	+	6.94%	$10,694
1-Year	+	20.34%	+	19.34%	$11,934	+	22.51%
5-Year	+	98.22%	+	14.66%	$19,822	+	14.09%
Since Inception
(12/13/07)	+	55.14%	+	6.59%	$15,514	+	6.40%
R								1.50%	1.93%
6-Month	+	8.21%	+	8.21%	$10,821
1-Year	+	20.99%	+	20.99%	$12,099	+	24.05%
5-Year	+	103.22%	+	15.24%	$20,322	+	14.61%
Since Inception
(12/13/07)	+	60.27%	+	7.09%	$16,027	+	6.90%
R6								0.85%	2.28%
6-Month	+	8.60%	+	8.60%	$10,860
1-Year	+	21.78%	+	21.78%	$12,178	+	24.93%
Since Inception
(5/1/13)	+	41.65%	+	26.10%	$14,165	+	26.20%
Advisor								1.00%	1.43%
6-Month	+	8.53%	+	8.53%	$10,853
1-Year	+	21.60%	+	21.60%	$12,160	+	24.65%
5-Year	+	108.51%	+	15.83%	$20,851	+	15.22%
Since Inception
(12/13/07)	+	66.02%	+	7.64%	$16,602	+	7.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN FOCUSED CORE EQUITY FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund may have investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster growing companies, or the factors that the investment manager believes will increase the price of the security do not occur. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 8/31/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com Semiannual Report | 17

FRANKLIN FOCUSED CORE EQUITY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

18 | Semiannual Report

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FRANKLIN FOCUSED CORE EQUITY FUND

YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,083.00	$6.51
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.31
C
Actual	$1,000	$1,079.40	$10.17
Hypothetical (5% return before expenses)	$1,000	$1,015.43	$9.86
R
Actual	$1,000	$1,082.10	$7.56
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$7.32
R6
Actual	$1,000	$1,086.00	$4.26
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$4.13
Advisor
Actual	$1,000	$1,085.30	$4.94
Hypothetical (5% return before expenses)	$1,000	$1,020.47	$4.79

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.24%;
C: 1.94%; R: 1.44%; R6: 0.81%; and Advisor: 0.94%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Semiannual Report | 19

Franklin Growth Opportunities Fund

We are pleased to bring you Franklin Growth Opportunities Fund’s semiannual report for the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by normally investing substantially in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared with the overall economy.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +10.50% cumulative total return. In comparison, the Fund’s narrow benchmark, the Russell 3000® Growth Index, which measures performance of Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values, generated a +9.30% total return.1 The Fund’s broad benchmark, the Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, produced a total return of +8.22%.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 22.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

The Fund outperformed its narrow benchmark, the Russell 3000® Growth Index, for the six months under review as holdings across several sectors contributed to relative performance. An overweighting and stock selection in the health care sector, along with stock selection in the consumer staples and telecommunication services sectors, benefited relative returns.

Biotechnology firms Gilead Sciences, Medivation, Celgene and Alnylam Pharmaceuticals helped relative health care sector performance. Gilead is a research-based biopharma-ceutical company that discovers, develops and commercializes medicines to treat HIV/AIDS, liver diseases and serious cardiovascular and respiratory conditions. During the reporting period, Gilead’s shares rose in value as it reported strong second- and third-quarter financial results. Although sales of its flagship hepatitis drug Sovaldi slowed somewhat during

1. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 65.

20 | Semiannual Report franklintempleton.com

FRANKLIN GROWTH OPPORTUNITIES FUND

the period, the company expected sales to double for the entire year. Additionally, Gilead’s products for the treatment of HIV showed healthy growth. Medivation focuses on the development of novel therapies to treat serious diseases. Its shares rose after the company reported better-than-expected second-quarter 2014 earnings and raised its full-year outlook.

In the consumer staples sector, energy drink maker Monster Beverage contributed to relative performance. Monster shares jumped after the company announced it had entered into a long-term strategic partnership with The Coca-Cola Company, and better-than-expected second-quarter 2014 earnings also contributed to performance. Wireless tower operator SBA Communications aided relative returns in the telecommunication services sector. Elsewhere, social networking website operator LinkedIn and apparel and footwear manufacturer Under Armour aided relative performance.

Top 10 Equity Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets

Gilead Sciences Inc.	4.0%
Health Care
Google Inc., A & C	3.5%
Information Technology
Actavis PLC	3.4%
Health Care
Celgene Corp.	3.4%
Health Care
SBA Communications Corp.	3.2%
Telecommunication Services
Facebook Inc., A	2.9%
Information Technology
MasterCard Inc., A	2.8%
Information Technology
Apple Inc.	2.2%
Information Technology
Visa Inc., A	2.2%
Information Technology
The Priceline Group Inc.	2.0%
Consumer Discretionary

In contrast, stock selection in consumer discretionary, industrials and energy detracted notably from the Fund’s relative performance. Among consumer discretionary holdings, casino and resort operating company Las Vegas Sands hurt relative results as a slowdown in Macau and lower-than-expected second-quarter 2014 results weighed on the stock’s performance.

In the industrials sector, metal components manufacturer Precision Castparts and industrial enterprise solutions provider Colfax detracted from relative returns. Precision Castparts lost value as the company’s fiscal first- and second-quarter 2015 results fell short of analyst expectations.

In the energy sector, oilfield services company Key Energy Services hurt relative performance amid declining crude oil prices.2,3 Key Energy shares also plunged after the company lowered its second-quarter 2014 earnings guidance. Additionally, in the information technology sector, the Fund’s position in Trimble Navigation, which lost value, was another key detractor. Our underweighted investment in Apple, which delivered strong returns, also hurt relative performance.

Thank you for your continued participation in Franklin Growth Opportunities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. No longer held at period-end.
3. Not part of the index.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com Semiannual Report | 21

FRANKLIN GROWTH OPPORTUNITIES FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FGRAX)	$31.47	$28.48	+$	2.99
C (FKACX)	$27.98	$25.41	+$	2.57
R (FKARX)	$30.54	$27.67	+$	2.87
R6 (FOPPX)	$33.21	$29.98	+$	3.23
Advisor (FRAAX)	$33.12	$29.93	+$	3.19

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FRANKLIN GROWTH OPPORTUNITIES FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual Operating
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	Operating Expenses[6]
A								1.17%
6-Month	+	10.50%	+	4.14%	$10,414
1-Year	+	13.94%	+	7.38%	$10,738	+	7.56%
5-Year	+	116.17%	+	15.30%	$20,380	+	13.93%
10-Year	+	166.29%	+	5.06%	$25,090	+	9.68%
C								1.87%
6-Month	+	10.11%	+	9.11%	$10,911
1-Year	+	13.14%	+	12.14%	$11,214	+	12.32%
5-Year	+	108.65%	+	15.85%	$20,865	+	14.48%
10-Year	+	148.05%	+	4.74%	$24,805	+	9.55%
R								1.37%
6-Month	+	10.37%	+	10.37%	$11,037
1-Year	+	13.70%	+	13.70%	$11,370	+	13.91%
5-Year	+	113.91%	+	16.43%	$21,391	+	15.06%
10-Year	+	160.95%	+	5.26%	$26,095	+	10.11%
R6								0.71%
6-Month	+	10.77%	+	10.77%	$11,077
1-Year	+	14.48%	+	14.48%	$11,448	+	14.70%
Since Inception (5/1/13)	+	36.14%	+	22.81%	$13,614	+	21.92%
Advisor								0.87%
6-Month	+	10.66%	+	10.66%	$11,066
1-Year	+	14.28%	+	14.28%	$11,428	+	14.49%
5-Year	+	119.30%	+	17.01%	$21,930	+	15.65%
10-Year	+	174.13%	+	10.61%	$27,413	+	10.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Semiannual Report | 23

FRANKLIN GROWTH OPPORTUNITIES FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN GROWTH OPPORTUNITIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

franklintempleton.com Semiannual Report | 25

FRANKLIN GROWTH OPPORTUNITIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,105.00	$6.26
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
C
Actual	$1,000	$1,101.10	$9.96
Hypothetical (5% return before expenses)	$1,000	$1,015.73	$9.55
R
Actual	$1,000	$1,103.70	$7.32
Hypothetical (5% return before expenses)	$1,000	$1,018.25	$7.02
R6
Actual	$1,000	$1,107.70	$3.61
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.47
Advisor
Actual	$1,000	$1,106.60	$4.67
Hypothetical (5% return before expenses)	$1,000	$1,020.77	$4.48

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.18%;
C: 1.88%; R: 1.38%; R6: 0.68%; and Advisor: 0.88%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

26 | Semiannual Report franklintempleton.com

Franklin Small Cap Growth Fund

This semiannual report for Franklin Small Cap Growth Fund covers the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small cap companies, which for this Fund are those with market capitalizations not exceeding $1.5 billion or that of the highest market capitalization in the Russell 2000® Index, whichever is greater, at the time of purchase.1

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +2.20% cumulative total return. In comparison, the Russell 2000® Growth Index, which measures performance of small cap companies with higher price-to-book ratios and higher forecasted growth values, generated a +6.90% total return.2 The Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, produced a total return of +8.22%.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, most sectors represented in the Fund’s portfolio contributed to absolute performance. Relative to the Russell 2000® Growth Index, stock selection in consumer staples contributed to performance. An underweighting in materials, which underperformed the index, also aided relative returns.

1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 73.

franklintempleton.com Semiannual Report | 27

FRANKLIN SMALL CAP GROWTH FUND

In consumer staples, a major contributor was our position in natural and organic food company Annie’s.3 Shares of Annie’s, which we purchased during the period, jumped after the company announced a definitive agreement to be acquired by General Mills, enabling Annie’s to begin a new growth phase and maximize shareholder value.

Notable individual contributors included specialty pharmaceutical company Sagent Pharmaceuticals, medical device firm Spectranetics and 3D measurement and imaging technology provider FARO Technologies. Shares of Sagent Pharmaceuticals, which develops, sources and manufactures injectable-based generic products, rose as the company expanded its portfolio through new product launches and generated robust revenue growth. Cardiovascular medical device maker Spectranetics’ stock price surged as the company reported better-than-expected corporate results for the third quarter of 2014, supported by healthy revenue growth in U.S. and international markets. The company also benefited from the Food and Drug Administration’s approval of new devices for treating in-stent restenosis, a recurrence of blood-vessel narrowing after the use of stents. FARO Technologies’ stock performance was boosted by solid revenue and earnings results for the second and third quarters, driven by a healthy product line and strong sales execution.

In contrast, major detractors from the Fund’s relative performance included stock selection in the energy, information technology (IT) and consumer discretionary sectors. Declining crude oil prices hurt several energy holdings, particularly our off-benchmark investment in onshore energy production services provider Key Energy Services3 and our position in independent energy company Rex Energy. Key Energy Services’ share price plunged after the company lowered its second-quarter earnings guidance. Rex Energy reported stronger-than-expected quarterly revenues and earnings, but relatively flat full-year 2014 production growth guidance contributed to share price weakness.

In the IT sector, key detractors included our positions in application and networking technologies provider A10 Networks and programmable logic products manufacturer Lattice Semiconductor. A10 Networks’ share price fell after the company reported a greater-than-expected second-quarter 2014 loss and lowered its third-quarter revenue guidance. Investor concerns about a slowdown in the semiconductor industry weighed on Lattice Semiconductor’s shares. Further pressuring shares were the company’s lower third-quarter revenue guidance, as well as weak reported revenue and fourth-quarter guidance.

In consumer discretionary, Tile Shop Holdings’ shares slid after the specialty retailer of manufactured and natural stone tiles reported lower-than-expected earnings for the second and third quarters. Additionally, the company’s lower full-year 2014 guidance weighed on the stock. Other key individual detractors included our off-benchmark position in heavy equipment and commercial foodservice equipment manufacturer The Manitowoc Co.

Top 10 Equity Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets

Demandware Inc.	1.8%
Information Technology
Shutterfly Inc.	1.6%
Consumer Discretionary
The Advisory Board Co.	1.5%
Industrials
ViaSat Inc.	1.5%
Information Technology
US Ecology Inc.	1.5%
Industrials
DexCom Inc.	1.5%
Health Care
Lattice Semiconductor Corp.	1.4%
Information Technology
Astronics Corp.	1.4%
Industrials
Mobile Mini Inc.	1.4%
Industrials
FARO Technologies Inc.	1.3%
Information Technology

3. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

28 | Semiannual Report franklintempleton.com

FRANKLIN SMALL CAP GROWTH FUND

Thank you for your continued participation in Franklin Small Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report | 29

FRANKLIN SMALL CAP GROWTH FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FSGRX)	$18.60	$18.20	+$	0.40
C (FCSGX)	$16.32	$16.03	+$	0.29
R (FSSRX)	$17.94	$17.57	+$	0.37
R6 (FSMLX)	$19.67	$19.21	+$	0.46
Advisor (FSSAX)	$19.62	$19.17	+$	0.45

30 | Semiannual Report

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FRANKLIN SMALL CAP GROWTH FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

								Total Annual Operating Expenses[6]
		Cumulative		Average Annual	Value of		Average Annual
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	(with waiver)	(without waiver)
A								1.21%	1.22%
6-Month	+	2.20%		-3.68%	$9,632
1-Year	+	8.04%	+	1.82%	$10,182		-0.34%
5-Year	+	158.21%	+	19.47%	$24,334	+	17.05%
10-Year	+	152.03%	+	9.04%	$23,756	+	8.73%
C								1.91%	1.92%
6-Month	+	1.81%	+	0.81%	$10,081
1-Year	+	7.26%	+	6.26%	$10,626	+	4.04%
5-Year	+	149.15%	+	20.03%	$24,915	+	17.63%
10-Year	+	134.59%	+	8.90%	$23,459	+	8.59%
R								1.41%	1.42%
6-Month	+	2.11%	+	2.11%	$10,211
1-Year	+	7.78%	+	7.78%	$10,778	+	5.53%
5-Year	+	155.57%	+	20.64%	$25,557	+	18.20%
10-Year	+	146.74%	+	9.45%	$24,674	+	9.14%
R6								0.73%	0.74%
6-Month	+	2.39%	+	2.39%	$10,239
1-Year	+	8.52%	+	8.52%	$10,852	+	6.26%
Since Inception
(5/1/13)	+	39.06%	+	24.56%	$13,906	+	22.43%
Advisor								0.91%	0.92%
6-Month	+	2.35%	+	2.35%	$10,235
1-Year	+	8.36%	+	8.36%	$10,836	+	6.10%
5-Year	+	162.33%	+	21.27%	$26,233	+	18.82%
10-Year	+	159.39%	+	10.00%	$25,939	+	9.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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Semiannual Report | 31

FRANKLIN SMALL CAP GROWTH FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN SMALL CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN SMALL CAP GROWTH FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,022.00	$5.76
Hypothetical (5% return before expenses)	$1,000	$1,019.51	$5.75
C
Actual	$1,000	$1,018.10	$9.31
Hypothetical (5% return before expenses)	$1,000	$1,015.98	$9.30
R
Actual	$1,000	$1,021.10	$6.78
Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.77
R6
Actual	$1,000	$1,023.90	$3.32
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
Advisor
Actual	$1,000	$1,023.50	$4.23
Hypothetical (5% return before expenses)	$1,000	$1,021.02	$4.23

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.13%;
C: 1.83%; R: 1.33%; R6: 0.65%; and Advisor: 0.83%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

34 | Semiannual Report franklintempleton.com

Franklin Small-Mid Cap Growth Fund

This semiannual report for Franklin Small-Mid Cap Growth Fund covers the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in equity securities of small-cap and mid-cap companies. The Fund defines small-cap companies as those within the market capitalization range of companies in the Russell 2500™ Index at the time of purchase, and mid-cap companies as those within the market capitalization range of the Russell Midcap® Index at the time of purchase.1

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +7.30% cumulative total return. In comparison, the Russell Midcap® Growth Index, which measures performance of companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values, generated a total return of +8.06.2 Also in comparison, the Standard & Poor’s 500 Index, which tracks the broad U.S. stock market, produced a total return of +8.22.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 38.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use fundamental, bottom-up research to seek companies meeting our criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, we look for companies we believe can produce sustainable earnings and cash flow growth, evaluating the long-term market opportunity and competitive structure of an industry to target leaders and emerging leaders. We define quality companies as those with strong and improving competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected in the capital structure, gross and operating margins, free cash flow generation and returns on capital employed. Our valuation analysis includes a range of potential outcomes based on an assessment of multiple scenarios. In assessing value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Manager’s Discussion

During the six months under review, most sectors represented in the Fund’s portfolio contributed to absolute performance as the broad stock market rallied. Relative to the Russell Midcap®

1. The Russell 2500 Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent a modest amount of the Russell 3000 Index’s total market capitalization. The Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represent a modest amount of the Russell 1000 Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 81.

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FRANKLIN SMALL-MID CAP GROWTH FUND

Growth Index, major contributors to the Fund’s performance included an overweighting and stock selection in the health care sector and stock selection in the information technology (IT) sector.

Top 10 Equity Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets

Roper Industries Inc.	1.5%
Industrials
AMETEK Inc.	1.4%
Industrials
Affiliated Managers Group Inc.	1.3%
Financials
Perrigo Co. PLC	1.3%
Health Care
Marriott International Inc., A	1.3%
Consumer Discretionary
NXP Semiconductors NV (Netherlands)	1.3%
Information Technology
IHS Inc., A	1.3%
Industrials
Intercontinental Exchange Inc.	1.2%
Financials
Robert Half International Inc.	1.2%
Industrials
HCA Holdings Inc.	1.1%
Health Care

In the health care sector, key contributors included our off-benchmark investments in medical device firm CareFusion3 and biopharmaceutical company Puma Biotechnology, as well as our position in biotechnology company Alnylam Pharmaceuticals. CareFusion reported better-than-expected fiscal fourth-quarter 2014 earnings results, supported by solid growth across all businesses, as well as accretive investments and acquisitions. In addition, the company provided fiscal-year 2015 guidance that exceeded analyst estimates. Shares advanced further after Becton, Dickinson and Co. entered into a deal to acquire CareFusion in an effort to create a global leader in the medication management and patient safety solutions market. Puma Biotechnology’s stock rallied after the company reported positive results from a late-stage trial of neratinib, its breast cancer treatment. Puma’s management said that use of the investigational drug achieved a statistically significant improvement in disease-free survival. Alnylam Pharmaceuticals’ share price rose after the company successfully completed the phase II trial of its drug patisiran, intended to cure a rare genetic defect that leads to nerve and tissue damage.

In the IT sector, our positions in social networking website operator LinkedIn, semiconductor wafer fabrication equipment and services provider Lam Research, and fuel cards and payment processing services provider FleetCor Technologies aided relative returns. LinkedIn’s shares rallied as the company reported better-than-expected quarterly earnings results, with strong growth across all business segments. In addition, the company raised its full-year 2014 revenue and earnings guidance. Among other notable contributors was our position in apparel and footwear manufacturer Under Armour, which performed strongly as it reported solid quarterly revenues and raised its full-year 2014 revenue and operating income guidance.

In contrast, key detractors from the Fund’s relative performance included stock selection in consumer discretionary, stock selection and an overweighting in industrials, and stock selection and an underweighting in consumer staples.

In the consumer discretionary sector, our position in health and wellness products retailer GNC Holdings3 and an off-benchmark investment in emission control systems manufacturer Tenneco hampered relative returns. GNC Holdings declined in value after it reported lower same-store sales for three consecutive quarters in 2014 and lowered its full-year 2014 revenue guidance. Although Tenneco reported stronger-than-expected quarterly earnings results during the period, driven partly by robust revenue growth in the commercial trucks and off-highway segments, its share price corrected after reaching an all-time high in July.

Within industrials, heavy equipment and commercial food-service equipment manufacturer The Manitowoc Co. and industrial manufacturing and engineering company Colfax hurt relative performance. Shares of Manitowoc trended lower after the company reported disappointing quarterly results driven by weak global demand and a lack of customer confidence, particularly in the crane segment. This segment’s revenue suffered from continued weakness in Latin America and soft demand in North America’s rough-terrain and boom-truck markets. Additionally, the foodservice segment was negatively affected by certain regions’ tepid demand amid slowing economic growth. Consumer staples holding Whole Foods Market, a natural and organic foods retailer, hindered relative returns as its share price fell after the company reported weaker-than-expected quarterly revenue and comparable store sales. Other key individual detractors included our positions in oil and gas explorer and producer Oasis Petroleum and positioning, wireless and software technology solutions company Trimble Navigation.

3. No longer held by period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN SMALL-MID CAP GROWTH FUND

Thank you for your continued participation in Franklin Small-Mid Cap Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SMALL-MID CAP GROWTH FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FRSGX)	$43.37	$40.42	+$	2.95
C (FRSIX)	$36.11	$33.78	+$	2.33
R (FSMRX)	$41.37	$38.61	+$	2.76
R6 (FMGGX)	$45.74	$42.53	+$	3.21
Advisor (FSGAX)	$45.59	$42.44	+$	3.15

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FRANKLIN SMALL-MID CAP GROWTH FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual Operating
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	Operating Expenses[6]
A								0.96%
6-Month	+	7.30%	+	1.12%	$10,112
1-Year	+	12.48%	+	6.01%	$10,601	+	5.17%
5-Year	+	119.02%	+	15.59%	$20,639	+	14.14%
10-Year	+	136.73%	+	8.36%	$22,310	+	8.38%
C								1.71%
6-Month	+	6.90%	+	5.90%	$10,590
1-Year	+	11.62%	+	10.67%	$11,067	+	9.78%
5-Year	+	110.89%	+	16.09%	$21,089	+	14.63%
10-Year	+	119.43%	+	8.18%	$21,943	+	8.20%
R								1.21%
6-Month	+	7.15%	+	7.15%	$10,715
1-Year	+	12.19%	+	12.19%	$11,219	+	11.28%
5-Year	+	116.29%	+	16.68%	$21,629	+	15.20%
10-Year	+	130.77%	+	8.72%	$23,077	+	8.75%
R6								0.47%
6-Month	+	7.55%	+	7.55%	$10,755
1-Year	+	13.02%	+	13.02%	$11,302	+	12.13%
Since Inception (5/1/13)	+	33.82%	+	21.41%	$13,382	+	20.05%
Advisor								0.71%
6-Month	+	7.42%	+	7.42%	$10,742
1-Year	+	12.76%	+	12.76%	$11,276	+	11.87%
5-Year	+	121.86%	+	17.28%	$22,186	+	15.79%
10-Year	+	142.81%	+	9.28%	$24,281	+	9.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Semiannual Report | 39

FRANKLIN SMALL-MID CAP GROWTH FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN SMALL-MID CAP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Semiannual Report | 41

FRANKLIN SMALL-MID CAP GROWTH FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,073.00	$4.91
Hypothetical (5% return before expenses)	$1,000	$1,020.47	$4.79
C
Actual	$1,000	$1,069.00	$8.81
Hypothetical (5% return before expenses)	$1,000	$1,016.69	$8.59
R
Actual	$1,000	$1,071.50	$6.21
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
R6
Actual	$1,000	$1,075.50	$2.46
Hypothetical (5% return before expenses)	$1,000	$1,022.84	$2.40
Advisor
Actual	$1,000	$1,074.20	$3.61
Hypothetical (5% return before expenses)	$1,000	$1,021.73	$3.52

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.94%;
C: 1.69%; R: 1.19%; R6: 0.47%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Flex Cap Growth Fund
	Six Months Ended
	October 31, 2014				Year Ended April 30,
	(unaudited)		2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.93		$51.21	$51.12	$52.42	$43.55	$32.46
Income from investment operations[a]:
Net investment income (loss)[b]	(0.09)		(0.16)	0.04 [c]	(0.05)	(0.11)	(0.06)
Net realized and unrealized gains (losses)	4.49		11.51	1.69	0.67	8.98	11.15
Total from investment operations	4.40		11.35	1.73	0.62	8.87	11.09
Less distributions from:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	—		(8.63)	(1.63)	(1.92)	—	—
Total distributions	—		(8.63)	(1.64)	(1.92)	—	—
Net asset value, end of period	$58.33		$53.93	$51.21	$51.12	$52.42	$43.55

Total return[d]	8.16%		22.31%	3.70%	1.86%	20.37%	34.17%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.95%		0.97%	0.99%	0.98%	0.98%	1.01%
Expenses net of waiver and payments by
affiliates	0.95	% [f,g]	0.97%[f,g]	0.99%	0.98%	0.98%	0.99%[g]
Net investment income (loss)	(0.30)%		(0.27)%	0.09%[c]	(0.10)%	(0.23)%	(0.16)%

Supplemental data
Net assets, end of period (000’s)	$2,225,878		$2,171,053	$2,080,349	$2,094,119	$2,233,642	$1,899,703
Portfolio turnover rate	23.75%		41.08%	63.09%	49.59%	51.32%	47.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.06)%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 43

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Flex Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014		Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$46.79	$45.70	$46.14	$47.88	$40.08	$30.10
Income from investment operations[a]:
Net investment income (loss)[b]	(0.26)	(0.52)	(0.29)[c]	(0.37)	(0.41)	(0.32)
Net realized and unrealized gains (losses)	3.90	10.24	1.48	0.55	8.21	10.30
Total from investment operations	3.64	9.72	1.19	0.18	7.80	9.98
Less distributions from net realized gains	—	(8.63)	(1.63)	(1.92)	—	—
Net asset value, end of period	$50.43	$46.79	$45.70	$46.14	$47.88	$40.08

Total return[d]	7.78%	21.38%	2.92%	1.10%	19.46%	33.16%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.70%	1.72%	1.74%	1.73%	1.73%	1.76%
Expenses net of waiver and payments by
affiliates	1.70%[f,g]	1.72%[f,g]	1.74%	1.73%	1.73%	1.74%[g]
Net investment income (loss)	(1.05)%	(1.02)%	(0.66)%[c]	(0.85)%	(0.98)%	(0.91)%

Supplemental data
Net assets, end of period (000’s)	$360,989	$348,040	$298,253	$323,249	$352,282	$315,013
Portfolio turnover rate	23.75%	41.08%	63.09%	49.59%	51.32%	47.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.81)%.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

44 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Flex Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014		Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$51.99	$49.74	$49.82	$51.27	$42.70	$31.91
Income from investment operations[a]:
Net investment income (loss)[b]	(0.15)	(0.28)	(0.08)[c]	(0.16)	(0.21)	(0.16)
Net realized and unrealized gains (losses)	4.33	11.16	1.63	0.63	8.78	10.95
Total from investment operations	4.18	10.88	1.55	0.47	8.57	10.79
Less distributions from net realized gains	—	(8.63)	(1.63)	(1.92)	—	—
Net asset value, end of period	$56.17	$51.99	$49.74	$49.82	$51.27	$42.70

Total return[d]	8.04%	22.01%	3.43%	1.60%	20.07%	33.81%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.20%	1.22%	1.24%	1.23%	1.23%	1.26%
Expenses net of waiver and payments by
affiliates	1.20%[f,g]	1.22%[f,g]	1.24%	1.23%	1.23%	1.24%[g]
Net investment income (loss)	(0.55)%	(0.52)%	(0.16)%[c]	(0.35)%	(0.48)%	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$54,329	$56,274	$63,134	$76,340	$72,532	$60,904
Portfolio turnover rate	23.75%	41.08%	63.09%	49.59%	51.32%	47.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.31)%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 45

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Flex Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$55.54	$51.70
Income from investment operations[b]:
Net investment income[c]	0.05	0.11
Net realized and unrealized gains (losses)	4.64	12.36
Total from investment operations	4.69	12.47
Less distributions from net realized gains	—	(8.63)
Net asset value, end of period	$60.23	$55.54

Total return[d]	8.44%	24.32%

Ratios to average net assets[e]
Expenses[f]	0.48%	0.48%
Net investment income	0.17%	0.22%

Supplemental data
Net assets, end of period (000’s)	$381,388	$376,607
Portfolio turnover rate	23.75%	41.08%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

46 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Flex Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014					Year Ended April 30,
	(unaudited)		2014		2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$55.40		$52.29		$52.12	$53.26	$44.14	$32.82
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)		0.03		0.18 [c]	0.07	0.01	0.04
Net realized and unrealized gains (losses)	4.63		11.71		1.71	0.71	9.11	11.28
Total from investment operations	4.61		11.74		1.89	0.78	9.12	11.32
Less distributions from:
Net investment income	—		—		(0.09)	—	—	—
Net realized gains	—		(8.63)		(1.63)	(1.92)	—	—
Total distributions	—		(8.63)		(1.72)	(1.92)	—	—
Net asset value, end of period	$60.01		$55.40		$52.29	$52.12	$53.26	$44.14

Total return[d]	8.32%		22.63%		3.94%	2.13%	20.66%	34.49%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.70%		0.72%		0.74%	0.73%	0.73%	0.76%
Expenses net of waiver and payments by
affiliates	0.70	%f,g	0.72	%f,g	0.74%	0.73%	0.73%	0.74	%g
Net investment income (loss)	(0.05)%		(0.02)%[h]		0.34%[c]	0.15%	0.02%	0.09%

Supplemental data
Net assets, end of period (000’s)	$412,578		$329,671		$836,225	$1,162,624	$1,233,168	$856,298
Portfolio turnover rate	23.75%		41.08%		63.09%	49.59%	51.32%	47.70%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.07 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.19%.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.
hRatio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating market value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 47

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)
Franklin Flex Cap Growth Fund
	Shares	Value
Common Stocks 98.7%
Automobiles & Components 1.3%
BorgWarner Inc.	550,000	$31,361,000
[a]Tesla Motors Inc.	60,000	14,502,000
		45,863,000
Banks 2.4%
[a]Signature Bank	260,000	31,493,800
[a]SVB Financial Group	275,000	30,797,250
Talmer Bancorp Inc., A	900,000	12,582,000
[a]Texas Capital Bancshares Inc.	135,000	8,255,250
		83,128,300
Capital Goods 8.2%
Acuity Brands Inc.	75,000	10,457,250
AMETEK Inc.	330,000	17,209,500
[a]Colfax Corp.	120,000	6,525,600
Cummins Inc.	45,000	6,578,100
[a]DigitalGlobe Inc.	600,000	17,154,000
[a]HD Supply Holdings Inc.	650,000	18,746,000
Honeywell International Inc.	350,000	33,642,000
[a,b]The KEYW Holding Corp.	973,890	9,884,983
The Manitowoc Co. Inc.	700,000	14,588,000
Pall Corp.	300,000	27,426,000
Precision Castparts Corp.	162,500	35,863,750
[a]Proto Labs Inc.	260,000	16,996,200
Rockwell Automation Inc.	150,000	16,852,500
Roper Industries Inc.	170,000	26,911,000
[a]United Rentals Inc.	200,000	22,012,000
		280,846,883
Commercial & Professional Services 2.2%
[a]IHS Inc., A	250,000	32,757,500
Nielsen NV	275,000	11,684,750
[a]Stericycle Inc.	154,400	19,454,400
[a]Verisk Analytics Inc., A	185,000	11,534,750
		75,431,400
Consumer Durables & Apparel 3.9%
Harman International Industries Inc.	150,000	16,101,000
[a]Michael Kors Holdings Ltd.	325,000	25,541,750
NIKE Inc., B	400,000	37,188,000
[a]TRI Pointe Homes Inc.	1,850,000	25,326,500
[a]Under Armour Inc., A	475,000	31,150,500
		135,307,750
Consumer Services 2.8%
[a]Buffalo Wild Wings Inc.	120,000	17,913,600
[a]Chipotle Mexican Grill Inc.	27,500	17,545,000
[a]Chuy’s Holdings Inc.	525,000	15,702,750
Las Vegas Sands Corp.	165,000	10,272,900
[a,b]Noodles & Co.	500,000	11,415,000
Wynn Resorts Ltd.	125,000	23,751,250
		96,600,500

48 | Semiannual Report franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Diversified Financials 3.2%
[a]Affiliated Managers Group Inc.	115,000	$22,975,850
Discover Financial Services	425,000	27,106,500
Evercore Partners Inc.	153,200	7,931,164
Financial Engines Inc.	208,400	8,308,908
Intercontinental Exchange Inc.	75,000	15,621,750
T. Rowe Price Group Inc.	325,000	26,679,250
		108,623,422
Energy 5.2%
Anadarko Petroleum Corp.	300,000	27,534,000
[a]Concho Resources Inc.	200,000	21,806,000
[a]Diamondback Energy Inc.	375,000	25,665,000
[a]FMC Technologies Inc.	250,000	14,010,000
National Oilwell Varco Inc.	125,000	9,080,000
[a]Oasis Petroleum Inc.	540,000	16,178,400
Oceaneering International Inc.	200,000	14,054,000
[a]Rice Energy Inc.	900,000	23,787,000
Schlumberger Ltd.	275,000	27,131,500
		179,245,900
Food & Staples Retailing 0.6%
[a]Sprouts Farmers Markets LLC	100,000	2,911,000
Whole Foods Market Inc.	450,000	17,698,500
		20,609,500
Food, Beverage & Tobacco 1.6%
[a]Boston Beer Inc., A	67,180	16,727,820
Mead Johnson Nutrition Co., A	185,000	18,372,350
[a]Monster Beverage Corp.	212,500	21,437,000
		56,537,170
Health Care Equipment & Services 3.7%
[a]Cerner Corp.	400,000	25,336,000
[a]DexCom Inc.	375,000	16,856,250
[a]Envision Healthcare Holdings Inc.	900,000	31,455,000
[a]Insulet Corp.	400,000	17,268,000
McKesson Corp.	180,000	36,613,800
		127,529,050
Materials 3.9%
Cytec Industries Inc.	950,000	44,298,500
Ecolab Inc.	525,000	58,395,750
Praxair Inc.	255,000	32,127,450
		134,821,700
Media 4.5%
[a]Charter Communications Inc., A	175,000	27,718,250
[a]IMAX Corp. (Canada)	415,000	12,225,900
[a,b]Sirius XM Holdings Inc.	6,900,000	23,667,000
Time Warner Inc.	350,000	27,814,500
Twenty-First Century Fox Inc., B	550,000	18,243,500
The Walt Disney Co.	475,000	43,405,500
		153,074,650

franklintempleton.com Semiannual Report | 49

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals, Biotechnology & Life Sciences 12.4%
[a]Actavis PLC	350,000	$84,959,000
[a]Alnylam Pharmaceuticals Inc.	225,000	20,866,500
[a]Biogen Idec Inc.	130,000	41,740,400
Bristol-Myers Squibb Co.	575,000	33,459,250
[a]Celgene Corp.	550,000	58,899,500
[a]Celldex Therapeutics Inc.	1,000,000	16,750,000
[a]Gilead Sciences Inc.	400,000	44,800,000
[a]Illumina Inc.	190,000	36,590,200
[a]Jazz Pharmaceuticals PLC	125,000	21,105,000
[a]Karyopharm Therapeutics Inc.	250,000	10,270,000
Perrigo Co. PLC	175,000	28,253,750
[a]Quintiles Transnational Holdings Inc.	365,000	21,367,100
[a]Revance Therapeutics Inc.	275,900	5,562,144
		424,622,844
Real Estate 1.0%
American Tower Corp.	350,000	34,125,000
Retailing 6.6%
Advance Auto Parts Inc.	120,000	17,635,200
[a]Amazon.com Inc.	155,000	47,346,300
Dick’s Sporting Goods Inc.	250,000	11,342,500
[a]HomeAway Inc.	525,000	18,322,500
[a]Liberty TripAdvisor Holdings Inc., A	275,000	8,684,500
Lithia Motors Inc.	125,000	9,702,500
[a]LKQ Corp.	975,000	27,855,750
[a]Netflix Inc.	42,500	16,692,725
[a]The Priceline Group Inc.	40,000	48,248,400
Tractor Supply Co.	275,000	20,135,500
		225,965,875
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials Inc.	1,250,000	27,612,500
[a]Cavium Inc.	575,000	29,503,250
Microchip Technology Inc.	675,000	29,099,250
[a]Nanometrics Inc.	632,313	8,561,518
[a]NXP Semiconductors NV (Netherlands)	650,000	44,629,000
Xilinx Inc.	550,000	24,464,000
		163,869,518
Software & Services 18.2%
[a]Alibaba Group Holding Ltd., ADR (China)	157,700	15,549,220
[a]Alliance Data Systems Corp.	75,000	21,251,250
[a]ANSYS Inc.	175,000	13,748,000
[a]Bottomline Technologies Inc.	276,400	6,934,876
[a]BroadSoft Inc.	515,300	11,800,370
[a]Cognizant Technology Solutions Corp., A	300,000	14,655,000
[a]CoStar Group Inc.	175,000	28,190,750
[a]Demandware Inc.	275,000	16,486,250
[a]Electronic Arts Inc.	706,900	28,961,693

50 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Software & Services (continued)
[a]Facebook Inc., A	700,000	$52,493,000
[a]FleetCor Technologies Inc.	150,000	22,584,000
[a]Fortinet Inc.	275,000	7,163,750
[a]Global Eagle Entertainment Inc.	550,000	6,726,500
Google Inc., A	175,000	99,377,250
[a]Guidewire Software Inc.	200,000	9,988,000
[a]LinkedIn Corp., A	60,000	13,737,600
MasterCard Inc., A	800,000	67,000,000
[a,b]Mobileye NV	125,000	6,501,250
[a]NetSuite Inc.	165,000	17,928,900
[a]Pandora Media Inc.	275,000	5,302,000
[a]Salesforce.com Inc.	575,000	36,794,250
[a]ServiceNow Inc.	150,000	10,189,500
[a]Splunk Inc.	150,000	9,912,000
[a]Twitter Inc.	475,000	19,698,250
Visa Inc., A	240,000	57,943,200
[a]Workday Inc.	120,000	11,457,600
[a]Yelp Inc.	210,300	12,618,000
		624,992,459
Technology Hardware & Equipment 6.8%
Apple Inc.	950,000	102,600,000
[a]Palo Alto Networks Inc.	250,000	26,425,000
QUALCOMM Inc.	490,000	38,469,900
SanDisk Corp.	235,000	22,122,900
[a]Stratasys Ltd.	150,000	18,054,000
[a]Trimble Navigation Ltd.	400,000	10,744,000
[b]Ubiquiti Networks Inc.	425,000	15,202,250
		233,618,050
Telecommunication Services 0.6%
[a]SBA Communications Corp.	175,000	19,657,750
Transportation 4.8%
Canadian Pacific Railway Ltd. (Canada)	100,000	20,768,000
[a]Genesee & Wyoming Inc.	300,000	28,860,000
[a]Hub Group Inc., A	700,000	25,403,000
Kansas City Southern	150,000	18,418,500
[a]Kirby Corp.	125,000	13,822,500
[a]Spirit Airlines Inc.	400,000	29,244,000
Union Pacific Corp.	250,000	29,112,500
		165,628,500
Total Common Stocks (Cost $2,182,899,136)		3,390,099,221
Preferred Stocks (Cost $9,999,998) 0.4%
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
[a,c,d]FibroGen Inc., pfd., E	2,227,171	12,338,527
Total Investments before Short Term Investments (Cost $2,192,899,134)		3,402,437,748

franklintempleton.com

Semiannual Report | 51

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth Fund (continued)
	Shares	Value
Short Term Investments 1.9%
Money Market Funds (Cost $26,790,948) 0.8%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	26,790,948	$26,790,948
[f]Investments from Cash Collateral Received for Loaned Securities 1.1%
Money Market Funds (Cost $39,026,950) 1.1%
[g]BNY Mellon Overnight Government Fund, 0.086%	39,026,950	39,026,950
Total Investments (Cost $2,258,717,032) 101.0%		3,468,255,646
Other Assets, less Liabilities (1.0)%		(33,094,118)
Net Assets 100.0%		$3,435,161,528

See Abbreviations on page 107.

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2014. See Note 1(c).
cSee Note 7 regarding restricted securities.
dAt October 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
eSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
fSee Note 1(c) regarding securities on loan.
gThe rate shown is the annualized seven-day yield at period end.

52 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Focused Core Equity Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.38	$10.63	$9.47	$10.35	$9.03	$6.27
Income from investment operations[a]:
Net investment income[b]	0.01	0.03	0.07	0.02	0.06	0.02
Net realized and unrealized gains (losses)	1.10	2.92	1.16	(0.31)	1.29	2.74
Total from investment operations	1.11	2.95	1.23	(0.29)	1.35	2.76
Less distributions from:
Net investment income	—	(0.07)	—	(0.11)	(0.03)	(—)[c]
Net realized gains	—	(0.13)	(0.07)	(0.48)	—	—
Total distributions	—	(0.20)	(0.07)	(0.59)	(0.03)	(—)[c]
Net asset value, end of period	$14.49	$13.38	$10.63	$9.47	$10.35	$9.03

Total return[d]	8.30%	28.00%	13.08%	(2.17)%	14.92%	44.05%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.56%	1.73%	1.89%	1.81%	1.87%	2.04%
Expenses net of waiver and payments by
affiliates	1.24%	1.22%	1.19%	1.21%	1.10%	1.09%[f]
Net investment income	0.09%	0.23%	0.76%	0.25%	0.61%	0.21%

Supplemental data
Net assets, end of period (000’s)	$65,350	$40,372	$19,029	$26,253	$14,481	$10,974
Portfolio turnover rate	16.32%	43.30%	74.50%	51.85%	63.80%	42.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 53

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.98	$10.36	$9.29	$10.14	$8.90	$6.24
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.06)	0.01	(0.04)	(0.01)	(0.05)
Net realized and unrealized gains (losses)	1.07	2.84	1.13	(0.29)	1.25	2.71
Total from investment operations	1.03	2.78	1.14	(0.33)	1.24	2.66
Less distributions from:
Net investment income	—	(0.03)	—	(0.04)	—	(—)[c]
Net realized gains	—	(0.13)	(0.07)	(0.48)	—	—
Total distributions	—	(0.16)	(0.07)	(0.52)	—	(—)[c]
Net asset value, end of period	$14.01	$12.98	$10.36	$9.29	$10.14	$8.90

Total return[d]	7.94%	26.99%	12.36%	(2.66)%	13.93%	42.65%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	2.26%	2.43%	2.59%	2.50%	2.66%	2.84%
Expenses net of waiver and payments by
affiliates	1.94%	1.92%	1.89%	1.90%	1.89%	1.89%[f]
Net investment income (loss)	(0.61)%	(0.47)%	0.06%	(0.44)%	(0.18)%	(0.59)%

Supplemental data
Net assets, end of period (000’s)	$11,485	$6,666	$2,502	$3,265	$2,095	$1,853
Portfolio turnover rate	16.32%	43.30%	74.50%	51.85%	63.80%	42.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

54 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.28	$10.56	$9.43	$10.30	$9.00	$6.27
Income from investment operations[a]:
Net investment income (loss)[b]	(0.01)	0.01	0.05	0.02	0.03	(0.01)
Net realized and unrealized gains (losses)	1.10	2.90	1.15	(0.32)	1.28	2.74
Total from investment operations	1.09	2.91	1.20	(0.30)	1.31	2.73
Less distributions from:
Net investment income	—	(0.06)	—	(0.09)	(0.01)	—
Net realized gains	—	(0.13)	(0.07)	(0.48)	—	—
Total distributions	—	(0.19)	(0.07)	(0.57)	(0.01)	—
Net asset value, end of period	$14.37	$13.28	$10.56	$9.43	$10.30	$9.00

Total return[c]	8.21%	27.70%	12.81%	(2.22)%	14.51%	43.54%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.76%	1.93%	2.09%	1.99%	2.16%	2.34%
Expenses net of waiver and payments by
affiliates	1.44%	1.42%	1.39%	1.39%	1.39%	1.39%[e]
Net investment income (loss)	(0.11)%	0.03%	0.56%	0.07%	0.32%	(0.09)%

Supplemental data
Net assets, end of period (000’s)	$144	$124	$76	$41	$27	$21
Portfolio turnover rate	16.32%	43.30%	74.50%	51.85%	63.80%	42.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 55

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.49	$10.54
Income from investment operations[b]:
Net investment income[c]	0.04	0.07
Net realized and unrealized gains (losses)	1.12	3.11
Total from investment operations	1.16	3.18
Less distributions from:
Net investment income	—	(0.10)
Net realized gains	—	(0.13)
Total distributions	—	(0.23)
Net asset value, end of period	$14.65	$13.49

Total return[d]	8.60%	30.43%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.13%	2.28%
Expenses net of waiver and payments by affiliates	0.81%	0.77%
Net investment income	0.52%	0.68%

Supplemental data
Net assets, end of period (000’s)	$21,829	$14
Portfolio turnover rate	16.32%	43.30%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

56 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Focused Core Equity Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.48	$10.70	$9.50	$10.37	$9.06	$6.28
Income from investment operations[a]:
Net investment income[b]	0.03	0.07	0.10	0.06	0.08	0.04
Net realized and unrealized gains (losses)	1.12	2.93	1.17	(0.32)	1.28	2.74
Total from investment operations	1.15	3.00	1.27	(0.26)	1.36	2.78
Less distributions from:
Net investment income	—	(0.09)	—	(0.13)	(0.05)	(—)[c]
Net realized gains	—	(0.13)	(0.07)	(0.48)	—	—
Total distributions	—	(0.22)	(0.07)	(0.61)	(0.05)	(—)[c]
Net asset value, end of period	$14.63	$13.48	$10.70	$9.50	$10.37	$9.06

Total return[d]	8.53%	28.27%	13.46%	(1.80)%	15.08%	44.34%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.26%	1.43%	1.59%	1.49%	1.66%	1.84%
Expenses net of waiver and payments by
affiliates	0.94%	0.92%	0.89%	0.89%	0.89%	0.89%[f]
Net investment income	0.39%	0.53%	1.06%	0.57%	0.82%	0.41%

Supplemental data
Net assets, end of period (000’s)	$8,925	$6,990	$4,347	$3,188	$1,966	$1,182
Portfolio turnover rate	16.32%	43.30%	74.50%	51.85%	63.80%	42.73%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 57

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Focused Core Equity Fund
	Country	Shares	Value
Common Stocks 94.0%
Consumer Discretionary 9.5%
BorgWarner Inc.	United States	27,670	$1,577,743
NIKE Inc., B	United States	31,178	2,898,619
Twenty-First Century Fox Inc., B	United States	95,080	3,153,804
The Walt Disney Co.	United States	28,200	2,576,916
			10,207,082
Consumer Staples 2.4%
CVS Health Corp.	United States	30,720	2,636,083
Energy 7.2%
Anadarko Petroleum Corp.	United States	26,960	2,474,389
Marathon Oil Corp.	United States	67,750	2,398,350
Schlumberger Ltd.	United States	29,570	2,917,376
			7,790,115
Financials 21.4%
BlackRock Inc.	United States	6,117	2,086,570
[a]CBRE Group Inc.	United States	80,760	2,584,320
The Charles Schwab Corp.	United States	102,380	2,935,235
Citigroup Inc.	United States	49,250	2,636,352
Discover Financial Services	United States	40,550	2,586,279
The Hartford Financial Services Group Inc.	United States	119,510	4,730,206
JPMorgan Chase & Co.	United States	43,753	2,646,181
MetLife Inc.	United States	52,810	2,864,414
			23,069,557
Health Care 15.9%
[a]Actavis PLC	United States	18,100	4,393,594
Aetna Inc.	United States	12,030	992,595
Allergan Inc.	United States	17,090	3,248,126
Roche Holding AG	Switzerland	8,370	2,468,495
[a]Valeant Pharmaceuticals International Inc.	Canada	45,470	6,049,329
			17,152,139
Industrials 7.0%
The ADT Corp.	United States	82,000	2,938,880
FedEx Corp.	United States	8,320	1,392,768
[a]Genesee & Wyoming Inc.	United States	33,320	3,205,384
			7,537,032
Information Technology 23.6%
[a]Adobe Systems Inc.	United States	57,070	4,001,749
Equinix Inc.	United States	16,220	3,388,358
[a]Google Inc., A	United States	2,770	1,573,000
[a]Google Inc., C	United States	2,830	1,582,196
MasterCard Inc., A	United States	42,450	3,555,188
Maxim Integrated Products Inc.	United States	72,580	2,129,497
Microsoft Corp.	United States	69,220	3,249,879
Motorola Solutions Inc.	United States	40,830	2,633,535
QUALCOMM Inc.	United States	41,840	3,284,858
			25,398,260

58 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Core Equity Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Materials 7.0%
Agrium Inc.	Canada	33,240	$3,251,537
Axiall Corp.	United States	52,868	2,130,580
LyondellBasell Industries NV, A	United States	23,230	2,128,565
			7,510,682
Total Common Stocks (Cost $85,066,590)			101,300,950
Short Term Investments (Cost $6,460,103) 6.0%
Money Market Funds 6.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	6,460,103	6,460,103
Total Investments (Cost $91,526,693) 100.0%			107,761,053
Other Assets, less Liabilities (0.0)%†			(29,603)
Net Assets 100.0%			$107,731,450

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 59

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Growth Opportunities Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$28.48	$24.29	$23.02	$24.28	$19.59	$13.88
Income from investment operations[a]:
Net investment income (loss)[b]	(0.11)	(0.19)	(0.12)	(0.16)	(0.15)	(0.14)
Net realized and unrealized gains (losses)	3.10	5.11	1.95	0.40	4.84	5.85
Total from investment operations	2.99	4.92	1.83	0.24	4.69	5.71
Less distributions from net realized gains	—	(0.73)	(0.56)	(1.50)	—	—
Net asset value, end of period	$31.47	$28.48	$24.29	$23.02	$24.28	$19.59

Total return[c]	10.50%	20.26%	8.29%	1.90%	23.94%	41.14%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.18%	1.17%	1.25%	1.28%	1.28%	1.31%
Expenses net of waiver and payments by
affiliates	1.18%[e]	1.17%[e,f]	1.25%	1.28%	1.28%	1.24%[f]
Net investment income (loss)	(0.75)%	(0.70)%	(0.56)%	(0.71)%	(0.73)%	(0.81)%

Supplemental data
Net assets, end of period (000’s)	$384,018	$349,343	$213,639	$209,382	$211,435	$168,205
Portfolio turnover rate	20.66%	36.64%	58.76%	63.57%	69.74%	67.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

60 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$25.41	$21.89	$20.95	$22.40	$18.20	$12.99
Income from investment operations[a]:
Net investment income (loss)[b]	(0.20)	(0.35)	(0.26)	(0.29)	(0.27)	(0.24)
Net realized and unrealized gains (losses)	2.77	4.60	1.76	0.34	4.47	5.45
Total from investment operations	2.57	4.25	1.50	0.05	4.20	5.21
Less distributions from net realized gains	—	(0.73)	(0.56)	(1.50)	—	—
Net asset value, end of period	$27.98	$25.41	$21.89	$20.95	$22.40	$18.20

Total return[c]	10.11%	19.42%	7.47%	1.24%	23.08%	40.11%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.88%	1.87%	1.97%	1.99%	1.98%	2.02%
Expenses net of waiver and payments by
affiliates	1.88%[e]	1.87%[e,f]	1.97%	1.99%	1.98%	1.95%[f]
Net investment income (loss)	(1.45)%	(1.40)%	(1.28)%	(1.42)%	(1.43)%	(1.52)%

Supplemental data
Net assets, end of period (000’s)	$96,185	$85,883	$51,719	$50,453	$56,658	$46,227
Portfolio turnover rate	20.66%	36.64%	58.76%	63.57%	69.74%	67.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2014					Year Ended April 30,
	(unaudited)		2014		2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$27.67		$23.67		$22.49	$23.81	$19.25	$13.67
Income from investment operations[a]:
Net investment income (loss)[b]	(0.14)		(0.24)		(0.17)	(0.20)	(0.19)	(0.17)
Net realized and unrealized gains (losses)	3.01		4.97		1.91	0.38	4.75	5.75
Total from investment operations	2.87		4.73		1.74	0.18	4.56	5.58
Less distributions from net realized gains	—		(0.73)		(0.56)	(1.50)	—	—
Net asset value, end of period	$30.54		$27.67		$23.67	$22.49	$23.81	$19.25

Total return[c]	10.37%		19.99%		8.03%	1.73%	23.69%	40.82%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.38%		1.37%		1.47%	1.49%	1.48%	1.52%
Expenses net of waiver and payments by
affiliates	1.38	%e	1.37	%e,f	1.47%	1.49%	1.48%	1.45	%f
Net investment income (loss)	(0.95)%		(0.90)%		(0.78)%	(0.92)%	(0.93)%	(1.02)%

Supplemental data
Net assets, end of period (000’s)	$48,444		$42,953		$34,399	$33,783	$29,053	$17,010
Portfolio turnover rate	20.66%		36.64%		58.76%	63.57%	69.74%	67.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

62 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$29.98	$24.99
Income from investment operations[b]:
Net investment income (loss)[c]	(0.04)	(0.07)
Net realized and unrealized gains (losses)	3.27	5.79
Total from investment operations	3.23	5.72
Less distributions from net realized gains	—	(0.73)
Net asset value, end of period	$33.21	$29.98

Total return[d]	10.77%	22.90%

Ratios to average net assets[e]
Expenses[f]	0.68%	0.71%[g]
Net investment income (loss)	(0.25)%	(0.24)%

Supplemental data
Net assets, end of period (000’s)	$223,241	$180,843
Portfolio turnover rate	20.66%	36.64%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 63

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Growth Opportunities Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$29.93	$25.43	$23.99	$25.16	$20.24	$14.30
Income from investment operations[a]:
Net investment income (loss)[b]	(0.07)	(0.13)	(0.06)	(0.10)	(0.09)	(0.09)
Net realized and unrealized gains (losses)	3.26	5.36	2.06	0.43	5.01	6.03
Total from investment operations	3.19	5.23	2.00	0.33	4.92	5.94
Less distributions from net realized gains	—	(0.73)	(0.56)	(1.50)	—	—
Net asset value, end of period	$33.12	$29.93	$25.43	$23.99	$25.16	$20.24

Total return[c]	10.66%	20.58%	8.62%	2.20%	24.31%	41.54%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.88%	0.87%	0.97%	0.99%	0.98%	1.02%
Expenses net of waiver and payments by
affiliates	0.88%[e]	0.87%[e,f]	0.97%	0.99%	0.98%	0.95%[f]
Net investment income (loss)	(0.45)%	(0.40)%	(0.28)%	(0.42)%	(0.43)%	(0.52)%

Supplemental data
Net assets, end of period (000’s)	$254,949	$224,469	$182,954	$154,708	$172,528	$245,727
Portfolio turnover rate	20.66%	36.64%	58.76%	63.57%	69.74%	67.27%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

64 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Growth Opportunities Fund
	Shares	Value
Common Stocks 98.4%
Consumer Discretionary 19.7%
[a]Amazon.com Inc.	58,335	$17,819,009
[a]AMC Networks Inc., A	64,573	3,916,353
[a]Buffalo Wild Wings Inc.	45,700	6,822,096
[a]Chipotle Mexican Grill Inc.	20,477	13,064,326
[a]DISH Network Corp., A	121,665	7,743,977
Harman International Industries Inc.	96,541	10,362,711
[a]Kate Spade & Co.	185,524	5,033,266
Las Vegas Sands Corp.	245,039	15,256,128
[a]Liberty Media Corp., C	209,537	10,043,109
Lowe’s Cos. Inc.	118,302	6,766,874
[a]Michael Kors Holdings Ltd.	91,341	7,178,489
[a]Netflix Inc.	20,574	8,080,850
NIKE Inc., B	162,418	15,100,002
[a]The Priceline Group Inc.	16,996	20,500,745
Starbucks Corp.	226,435	17,109,429
[a,b]Tile Shop Holdings Inc.	194,438	1,674,111
[a]Under Armour Inc., A	225,761	14,805,406
The Walt Disney Co.	187,092	17,096,467
		198,373,348
Consumer Staples 2.3%
[a]Boston Beer Inc., A	19,783	4,925,967
Mead Johnson Nutrition Co., A	98,431	9,775,183
[a]Monster Beverage Corp.	79,822	8,052,443
		22,753,593
Energy 3.4%
Anadarko Petroleum Corp.	100,735	9,245,458
[a]Diamondback Energy Inc.	129,256	8,846,281
Halliburton Co.	139,859	7,711,825
Schlumberger Ltd.	87,718	8,654,258
		34,457,822
Financials 6.5%
[a]Affiliated Managers Group Inc.	57,025	11,393,025
Aon PLC	59,384	5,107,024
Bank of America Corp.	607,943	10,432,302
BlackRock Inc.	29,761	10,151,775
[a]CBRE Group Inc.	379,728	12,151,296
CBS Outdoor Americas Inc.	205,754	6,261,094
[a]Signature Bank	79,824	9,669,081
		65,165,597
Health Care 25.9%
[a]Actavis PLC	142,881	34,682,934
Allergan Inc.	55,195	10,490,362
[a]Alnylam Pharmaceuticals Inc.	90,525	8,395,289
[a]Biogen Idec Inc.	49,021	15,739,663
[a]Celgene Corp.	318,468	34,104,738
[a]Celldex Therapeutics Inc.	291,799	4,887,633
[a]Envision Healthcare Holdings Inc.	202,359	7,072,447
[a]Gilead Sciences Inc.	360,793	40,408,816

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Semiannual Report | 65

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care (continued)
[a]HMS Holdings Corp.	283,560	$6,587,099
[a]Illumina Inc.	71,430	13,755,989
[a]Incyte Corp.	91,062	6,106,618
[a]Jazz Pharmaceuticals PLC	88,529	14,947,236
[a]Karyopharm Therapeutics Inc.	183,481	7,537,399
[a]Medivation Inc.	152,034	16,069,994
Perrigo Co. PLC	94,376	15,237,005
[a]Sagent Pharmaceuticals Inc.	207,795	6,574,634
[a]Valeant Pharmaceuticals International Inc. (Canada)	85,754	11,408,712
[a,b]VWR Corp.	303,700	6,778,584
		260,785,152
Industrials 11.1%
Allegiant Travel Co.	47,945	6,399,219
American Airlines Group Inc.	273,610	11,313,773
[a]Colfax Corp.	44,499	2,419,856
Cummins Inc.	49,996	7,308,415
[a]DigitalGlobe Inc.	216,700	6,195,453
Flowserve Corp.	185,041	12,580,938
[a]Hexcel Corp.	144,748	6,063,494
[a]IHS Inc., A	90,952	11,917,440
Kansas City Southern	98,006	12,034,157
Precision Castparts Corp.	86,441	19,077,529
Rockwell Automation Inc.	62,087	6,975,474
[a]United Rentals Inc.	90,347	9,943,591
		112,229,339
Information Technology 24.9%
[a]Adobe Systems Inc.	108,119	7,581,304
[a]Alibaba Group Holding Ltd., ADR (China)	84,564	8,338,010
Apple Inc.	203,225	21,948,300
ARM Holdings PLC (United Kingdom)	307,305	4,301,867
Avago Technologies Ltd. (Singapore)	82,045	7,076,381
[a]BroadSoft Inc.	227,230	5,203,567
[a]Facebook Inc., A	384,152	28,807,558
Google Inc., A	31,445	17,856,672
[a]Google Inc., C	31,445	17,580,271
[a]LinkedIn Corp., A	43,424	9,942,359
MasterCard Inc., A	336,607	28,190,836
[a,b]Mobileye NV	75,193	3,910,788
[a]NetSuite Inc.	70,325	7,641,514
[a]NXP Semiconductors NV (Netherlands)	107,916	7,409,513
[a]Palo Alto Networks Inc.	61,074	6,455,522
QUALCOMM Inc.	92,515	7,263,353
[a]Salesforce.com Inc.	168,962	10,811,878
[a]ServiceNow Inc.	125,889	8,551,640
[a]Trimble Navigation Ltd.	302,957	8,137,425
[b]Ubiquiti Networks Inc.	130,294	4,660,616
[a]ViaSat Inc.	111,504	6,984,611
Visa Inc., A	90,383	21,821,168
		250,475,153

66 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Shares	Value
Common Stocks (continued)
Materials 1.4%
LyondellBasell Industries NV, A	90,082	$8,254,214
Martin Marietta Materials Inc.	47,271	5,526,925
		13,781,139
Telecommunication Services 3.2%
[a]SBA Communications Corp.	290,230	32,601,536
Total Common Stocks (Cost $683,890,388)		990,622,679
Short Term Investments 3.4%
Money Market Funds (Cost $17,924,572) 1.8%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	17,924,572	17,924,572
[d]Investments from Cash Collateral Received for Loaned Securities (Cost $16,634,850) 1.6%
Money Market Funds 1.6%
[e]BNY Mellon Overnight Government Fund, 0.086%	16,634,850	16,634,850
Total Investments (Cost $718,449,810) 101.8%		1,025,182,101
Other Assets, less Liabilities (1.8)%		(18,345,170)
Net Assets 100.0%		$1,006,836,931

See Abbreviations on page 107.

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2014. See Note 1(c).
cSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
dSee Note 1(c) regarding securities on loan.
eThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 67

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Small Cap Growth Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.20	$14.26	$12.84	$13.02	$10.02	$6.41
Income from investment operations[a]:
Net investment income (loss)[b]	(0.06)	(0.15)	(0.09)	(0.07)	(0.10)	(0.09)
Net realized and unrealized gains (losses)	0.46	4.75	1.87	(0.11)	3.10	3.70
Total from investment operations	0.40	4.60	1.78	(0.18)	3.00	3.61
Less distributions from net realized gains	—	(0.66)	(0.36)	—	—	—
Net asset value, end of period	$18.60	$18.20	$14.26	$12.84	$13.02	$10.02

Total return[c]	2.20%	32.40%	14.35%	(1.38)%	29.94%	56.32%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.14%	1.20%	1.33%	1.37%	1.37%	1.37%
Expenses net of waiver and payments by
affiliates	1.13%[e]	1.20%[e,f]	1.33%	1.37%	1.37%	1.35%
Net investment income (loss)	(0.68)%	(0.85)%	(0.68)%	(0.60)%	(0.94)%	(1.06)%

Supplemental data
Net assets, end of period (000’s)	$1,013,277	$851,317	$327,882	$244,570	$270,271	$197,461
Portfolio turnover rate	15.88%	40.35%	41.02%	50.08%	63.07%	61.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

68 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.03	$12.70	$11.57	$11.80	$9.15	$5.89
Income from investment operations[a]:
Net investment income (loss)[b]	(0.11)	(0.24)	(0.16)	(0.14)	(0.16)	(0.13)
Net realized and unrealized gains (losses)	0.40	4.23	1.65	(0.09)	2.81	3.39
Total from investment operations	0.29	3.99	1.49	(0.23)	2.65	3.26
Less distributions from net realized gains	—	(0.66)	(0.36)	—	—	—
Net asset value, end of period	$16.32	$16.03	$12.70	$11.57	$11.80	$9.15

Total return[c]	1.81%	31.57%	13.41%	(1.95)%	28.96%	55.35%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.84%	1.90%	2.03%	2.07%	2.07%	2.10%
Expenses net of waiver and payments by
affiliates	1.83%[e]	1.90%[e,f]	2.03%	2.07%	2.07%	2.08%
Net investment income (loss)	(1.38)%	(1.55)%	(1.38)%	(1.30)%	(1.64)%	(1.79)%

Supplemental data
Net assets, end of period (000’s)	$210,953	$187,271	$77,644	$67,212	$72,394	$57,298
Portfolio turnover rate	15.88%	40.35%	41.02%	50.08%	63.07%	61.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 69

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.57	$13.81	$12.48	$12.67	$9.77	$6.26
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.18)	(0.11)	(0.09)	(0.12)	(0.10)
Net realized and unrealized gains (losses)	0.45	4.60	1.80	(0.10)	3.02	3.61
Total from investment operations	0.37	4.42	1.69	(0.19)	2.90	3.51
Less distributions from net realized gains	—	(0.66)	(0.36)	—	—	—
Net asset value, end of period	$17.94	$17.57	$13.81	$12.48	$12.67	$9.77

Total return[c]	2.11%	32.15%	14.04%	(1.50)%	29.68%	56.07%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.34%	1.40%	1.53%	1.57%	1.57%	1.60%
Expenses net of waiver and payments by
affiliates	1.33%[e]	1.40%[e,f]	1.53%	1.57%	1.57%	1.58%
Net investment income (loss)	(0.88)%	(1.05)%	(0.88)%	(0.80)%	(1.14)%	(1.29)%

Supplemental data
Net assets, end of period (000’s)	$72,085	$51,190	$15,783	$8,489	$8,993	$4,290
Portfolio turnover rate	15.88%	40.35%	41.02%	50.08%	63.07%	61.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

70 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.21	$14.64
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	(0.06)
Net realized and unrealized gains (losses)	0.48	5.29
Total from investment operations	0.46	5.23
Less distributions from net realized gains	—	(0.66)
Net asset value, end of period	$19.67	$19.21

Total return[d]	2.39%	35.80%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.66%	0.72%
Expenses net of waiver and payments by affiliates[f]	0.65%	0.72%[g]
Net investment income (loss)	(0.20)%	(0.37)%

Supplemental data
Net assets, end of period (000’s)	$310,454	$87,777
Portfolio turnover rate	15.88%	40.35%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 71

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.17	$14.94	$13.41	$13.55	$10.39	$6.63
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.11)	(0.05)	(0.04)	(0.07)	(0.07)
Net realized and unrealized gains (losses)	0.49	5.00	1.94	(0.10)	3.23	3.83
Total from investment operations	0.45	4.89	1.89	(0.14)	3.16	3.76
Less distributions from net realized gains	—	(0.66)	(0.36)	—	—	—
Net asset value, end of period	$19.62	$19.17	$14.94	$13.41	$13.55	$10.39

Total return[c]	2.35%	32.87%	14.56%	(1.03)%	30.41%	56.71%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.84%	0.90%	1.03%	1.07%	1.07%	1.10%
Expenses net of waiver and payments by
affiliates	0.83%[e]	0.90%[e,f]	1.03%	1.07%	1.07%	1.08%
Net investment income (loss)	(0.38)%	(0.55)%	(0.38)%	(0.30)%	(0.64)%	(0.79)%

Supplemental data
Net assets, end of period (000’s)	$758,114	$427,406	$91,687	$49,159	$49,489	$114,212
Portfolio turnover rate	15.88%	40.35%	41.02%	50.08%	63.07%	61.32%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

72 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Small Cap Growth Fund
	Shares	Value
Common Stocks 95.9%
Consumer Discretionary 17.3%
[a]2U Inc.	728,523	$13,259,119
[a]American Axle & Manufacturing Holdings Inc.	1,317,900	25,475,007
[a]Buffalo Wild Wings Inc.	118,000	17,615,040
[a]Citi Trends Inc.	211,100	4,781,415
[a]Grand Canyon Education Inc.	644,000	30,847,600
[a]HomeAway Inc.	807,600	28,185,240
[a]IMAX Corp. (Canada)	1,058,300	31,177,518
KB Home	883,700	13,909,438
Lithia Motors Inc.	318,895	24,752,630
[a]M/I Homes Inc.	878,200	18,916,428
[a]Mattress Firm Holding Corp.	308,400	19,487,796
[a,b]Noodles & Co.	847,300	19,343,859
[a]Nord Anglia Education Inc. (Hong Kong)	665,700	11,370,156
[a,b,c]Potbelly Corp.	1,546,900	19,738,444
[a]Shutterfly Inc.	885,800	37,053,014
[a,b]Sportsman’s Warehouse Holdings Inc.	1,593,700	11,139,963
[a]Tenneco Inc.	485,000	25,394,600
[a,b]Tile Shop Holdings Inc.	2,292,600	19,739,286
[a]Vitamin Shoppe Inc.	232,800	10,925,304
Wolverine World Wide Inc.	970,000	26,325,800
		409,437,657
Consumer Staples 2.4%
[a]Boston Beer Inc., A	64,100	15,960,900
[a,b]Smart & Final Stores Inc.	445,900	6,577,025
[a]SonOpta Inc. (Canada)	158,914	2,250,222
[a]TreeHouse Foods Inc.	367,700	31,317,009
		56,105,156
Energy 4.5%
[a]C&J Energy Services Inc.	706,300	13,638,653
[a]Callon Petroleum Co.	2,063,700	13,537,872
[a]Matador Resources Co.	1,029,200	24,978,684
[a]Pioneer Energy Services Corp.	1,036,200	9,512,316
[a]Rex Energy Corp.	2,508,000	19,662,720
[a]RigNet Inc.	272,200	11,827,090
[a,b]Sanchez Energy Corp.	778,800	13,294,116
		106,451,451
Financials 6.3%
BBCN Bancorp Inc.	920,700	13,018,698
[a]Essent Group Ltd.	607,631	14,789,739
Evercore Partners Inc.	348,400	18,036,668
Independent Bank Group Inc.	272,176	12,163,545
Manning & Napier Inc.	364,600	5,775,263
[a]Square 1 Financial Inc., A	942,200	18,740,358
Talmer Bancorp Inc., A	1,004,500	14,042,910
[a]Texas Capital Bancshares Inc.	115,103	7,038,548
Virtus Investment Partners Inc.	120,703	21,631,185
[a]Western Alliance Bancorp	912,200	24,282,764
		149,519,678

franklintempleton.com Semiannual Report | 73

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care 18.6%
[a]Adeptus Health Inc., A	471,595	$15,647,522
[a]Aratana Therapeutics Inc.	1,554,919	17,415,093
[a]Celldex Therapeutics Inc.	1,440,300	24,125,025
[a,b]Corium International Inc.	609,650	3,346,979
[a]DexCom Inc.	778,300	34,984,585
[a,b]EXACT Sciences Corp.	230,513	5,548,448
[a]Fluidigm Corp.	602,700	17,478,300
[a]Greatbatch Inc.	477,300	23,955,687
[a]HealthEquity Inc.	313,100	6,387,240
[a]HealthStream Inc.	376,200	11,647,152
[a]HeartWare International Inc.	263,500	20,321,120
[a]Heron Therapeutics Inc.	634,693	5,597,992
[a]HMS Holdings Corp.	1,240,500	28,816,815
[a]Impax Laboratories Inc.	633,900	18,364,083
[a]Karyopharm Therapeutics Inc.	602,786	24,762,449
[a,b]Keryx Biopharmaceuticals Inc.	929,100	15,655,335
[a]MWI Veterinary Supply Inc.	130,700	22,173,908
[a]Neogen Corp.	524,100	23,007,990
[a]PAREXEL International Corp.	516,100	28,029,391
Phibro Animal Health Corp.	377,300	9,779,616
[a]Revance Therapeutics Inc.	869,300	17,525,088
[a]Sagent Pharmaceuticals Inc.	878,300	27,789,412
[a]The Spectranetics Corp.	900,400	28,605,708
[a]Tandem Diabetes Care Inc.	534,200	8,579,252
		439,544,190
Industrials 17.7%
[a]The Advisory Board Co.	672,300	36,082,341
Allegiant Travel Co.	196,748	26,259,956
Altra Industrial Motion Corp.	785,500	24,758,960
[a]Astronics Corp.	647,860	33,565,627
[a]Beacon Roofing Supply Inc.	501,300	13,870,971
[a]DigitalGlobe Inc.	1,049,300	29,999,487
Exponent Inc.	206,208	16,459,523
[a]Hub Group Inc., A	641,200	23,269,148
[a]Huron Consulting Group Inc.	139,200	9,689,712
Interface Inc.	1,434,900	23,001,447
[a,b,c]The KEYW Holding Corp.	2,169,212	22,017,502
The Manitowoc Co. Inc.	737,900	15,377,836
Mobile Mini Inc.	749,100	32,833,053
[a,b]Paylocity Holding Corp.	423,611	10,378,469
[a]Proto Labs Inc.	392,500	25,657,725
[a]Spirit Airlines Inc.	194,500	14,219,895
Steelcase Inc., A	1,201,500	21,290,580
[a,b]TCP International Holdings Ltd. (China)	718,450	4,986,043
US Ecology Inc.	710,490	35,723,437
		419,441,712
Information Technology 26.7%
[a]A10 Networks Inc.	1,295,300	5,699,320
[a,b]Bazaarvoice Inc.	3,634,300	27,075,535
[a,b]Benefitfocus Inc.	369,630	10,242,447
[a,b]Borderfree Inc.	1,019,968	11,178,849

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
[a]Bottomline Technologies Inc.	1,151,804	$28,898,762
[a]BroadSoft Inc.	1,270,400	29,092,160
[a]Callidus Software Inc.	2,059,300	29,015,537
[a]Cavium Inc.	513,200	26,332,292
[a]CIBER Inc.	515,437	1,685,479
[a]Cognex Corp.	719,600	28,467,376
[a]Coherent Inc.	379,300	24,711,395
[a,b]Cvent Inc.	901,428	23,383,042
[a]Demandware Inc.	692,700	41,527,365
[a]FARO Technologies Inc.	562,200	31,483,200
[a]Global Eagle Entertainment Inc.	1,091,356	13,347,284
[a]Guidewire Software Inc.	455,400	22,742,676
[a,b]Hubspot Inc.	380,580	13,560,066
Intersil Corp., A	2,306,400	30,652,056
[a]Ixia	2,062,400	19,860,912
[a]Lattice Semiconductor Corp.	5,075,600	34,057,276
Methode Electronics Inc.	195,000	7,679,100
[a,b]Mobile Iron Inc.	1,124,600	11,313,476
[a,c]Nanometrics Inc.	1,749,300	23,685,522
[a]Q2 Holdings Inc.	563,732	8,506,716
[a]Sapient Corp.	1,733,720	30,028,031
[a]Semtech Corp.	836,500	21,230,370
[a]Shoretel Inc.	857,000	6,933,130
[a]Silicon Laboratories Inc.	569,800	25,977,182
[a]ViaSat Inc.	573,400	35,917,776
[a,b]Zendesk Inc.	256,414	6,666,764
		630,951,096
Materials 2.4%
H.B. Fuller Co.	725,600	30,453,432
Quaker Chemical Corp.	304,800	25,017,984
		55,471,416
Total Common Stocks (Cost $2,055,124,626)		2,266,922,356
Short Term Investments 9.0%
Money Market Funds (Cost $80,135,738) 3.4%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	80,135,738	80,135,738
[e]Investments from Cash Collateral Received for Loaned Securities
(Cost $134,527,932) 5.6%
Money Market Funds 5.6%
[f]BNY Mellon Overnight Government Fund, 0.086%	134,527,932	134,527,932
Total Investments (Cost $2,269,788,296) 104.9%		2,481,586,026
Other Assets, less Liabilities (4.9)%		(116,703,664)
Net Assets 100.0%		$2,364,882,362

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2014. See Note 1(c).
cSee Note 8 regarding holdings of 5% voting securities.
dSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
eSee Note 1(c) regarding securities on loan.
fThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 75

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Small-Mid Cap Growth Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$40.42	$38.01	$38.51	$41.47	$32.29	$22.34
Income from investment operations[a]:
Net investment income (loss)[b]	(0.09)	(0.20)	(0.10)	(0.14)	(0.11)	(0.13)
Net realized and unrealized gains (losses)	3.04	8.39	3.08	(1.18)	9.29	10.08
Total from investment operations	2.95	8.19	2.98	(1.32)	9.18	9.95
Less distributions from net realized gains	—	(5.78)	(3.48)	(1.64)	—	—
Net asset value, end of period	$43.37	$40.42	$38.01	$38.51	$41.47	$32.29

Total return[c]	7.30%	21.99%	8.95%	(2.54)%	28.43%	44.54%

Ratios to average net assets[d]
Expenses	0.94%[e]	0.96%[e,f]	0.98%	0.99%	0.99%	1.04%[f]
Net investment income (loss)	(0.43)%	(0.48)%	(0.27)%	(0.38)%	(0.31)%	(0.48)%

Supplemental data
Net assets, end of period (000’s)	$2,392,625	$2,371,448	$2,355,507	$2,492,205	$2,939,925	$2,585,515
Portfolio turnover rate	25.52%	40.82%	43.72%	47.37%	44.42%	55.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

76 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$33.78	$32.80	$33.97	$37.10	$29.10	$20.29
Income from investment operations[a]:
Net investment income (loss)[b]	(0.21)	(0.43)	(0.32)	(0.37)	(0.33)	(0.30)
Net realized and unrealized gains (losses)	2.54	7.19	2.63	(1.12)	8.33	9.11
Total from investment operations	2.33	6.76	2.31	(1.49)	8.00	8.81
Less distributions from net realized gains	—	(5.78)	(3.48)	(1.64)	—	—
Net asset value, end of period	$36.11	$33.78	$32.80	$33.97	$37.10	$29.10

Total return[c]	6.90%	21.04%	8.11%	(3.28)%	27.49%	43.42%

Ratios to average net assets[d]
Expenses	1.69%[e]	1.71%[e,f]	1.73%	1.74%	1.74%	1.79%[f]
Net investment income (loss)	(1.18)%	(1.23)%	(1.02)%	(1.13)%	(1.06)%	(1.23)%

Supplemental data
Net assets, end of period (000’s)	$428,418	$404,923	$348,144	$367,272	$426,526	$366,292
Portfolio turnover rate	25.52%	40.82%	43.72%	47.37%	44.42%	55.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 77

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$38.61	$36.61	$37.32	$40.35	$31.50	$21.85
Income from investment operations[a]:
Net investment income (loss)b	(0.14)	(0.29)	(0.18)	(0.23)	(0.19)	(0.19)
Net realized and unrealized gains (losses)	2.90	8.07	2.95	(1.16)	9.04	9.84
Total from investment operations	2.76	7.78	2.77	(1.39)	8.85	9.65
Less distributions from net realized gains	—	(5.78)	(3.48)	(1.64)	—	—
Net asset value, end of period	$41.37	$38.61	$36.61	$37.32	$40.35	$31.50

Total return[c]	7.15%	21.66%	8.66%	(2.79)%	28.10%	44.16%

Ratios to average net assets[d]
Expenses	1.19%[e]	1.21%[e,f]	1.23%	1.24%	1.24%	1.29%[f]
Net investment income (loss)	(0.68)%	(0.73)%	(0.52)%	(0.63)%	(0.56)%	(0.73)%

Supplemental data
Net assets, end of period (000’s)	$98,276	$85,921	$65,397	$64,743	$86,814	$69,415
Portfolio turnover rate	25.52%	40.82%	43.72%	47.37%	44.42%	55.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

78 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$42.53	$38.96
Income from investment operations[b]:
Net investment income[c]	0.01	0.01
Net realized and unrealized gains (losses)	3.20	9.34
Total from investment operations	3.21	9.35
Less distributions from net realized gains	—	(5.78)
Net asset value, end of period	$45.74	$42.53

Total return[d]	7.55%	24.43%

Ratios to average net assets[e]
Expenses[f]	0.47%	0.47%[g]
Net investment income	0.04%	0.01%

Supplemental data
Net assets, end of period (000’s)	$192,877	$157,153
Portfolio turnover rate	25.52%	40.82%

aFor the period May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 79

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Small-Mid Cap Growth Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$42.44	$39.56	$39.83	$42.73	$33.19	$22.90
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.10)	(0.01)	(0.05)	(0.02)	(0.07)
Net realized and unrealized gains (losses)	3.19	8.76	3.22	(1.21)	9.56	10.36
Total from investment operations	3.15	8.66	3.21	(1.26)	9.54	10.29
Less distributions from net realized gains	—	(5.78)	(3.48)	(1.64)	—	—
Net asset value, end of period	$45.59	$42.44	$39.56	$39.83	$42.73	$33.19

Total return[c]	7.42%	22.30%	9.21%	(2.29)%	28.74%	44.93%

Ratios to average net assets[d]
Expenses	0.69%[e]	0.71%[e,f]	0.73%	0.74%	0.74%	0.79%[f]
Net investment income (loss)	(0.18)%	(0.23)%	(0.02)%	(0.13)%	(0.06)%	(0.23)%

Supplemental data
Net assets, end of period (000’s)	$681,416	$650,426	$909,895	$822,827	$878,248	$783,021
Portfolio turnover rate	25.52%	40.82%	43.72%	47.37%	44.42%	55.44%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

80 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Small-Mid Cap Growth Fund
	Shares	Value
Common Stocks 98.1%
Consumer Discretionary 20.4%
Advance Auto Parts Inc.	89,600	$13,167,616
BorgWarner Inc.	559,800	31,919,796
[a]Buffalo Wild Wings Inc.	209,800	31,318,944
[a]Charter Communications Inc., A	151,900	24,059,441
[a]Chipotle Mexican Grill Inc.	60,900	38,854,200
Dick’s Sporting Goods Inc.	620,400	28,147,548
Dollar Tree Inc.	313,500	18,988,695
[a]Grand Canyon Education Inc.	535,400	25,645,660
Harman International Industries Inc.	332,400	35,679,816
[a]HomeAway Inc.	615,400	21,477,460
[a]IMAX Corp. (Canada)	926,100	27,282,906
[a]Jarden Corp.	665,528	43,319,218
[a]Kate Spade & Co.	375,100	10,176,463
[b]KB Home	2,133,200	33,576,568
[a]Liberty Media Corp., C	722,800	34,643,804
Marriott International Inc., A	653,800	49,525,350
[a]MGM Resorts International	839,500	19,518,375
[a]Netflix Inc.	98,930	38,856,736
[a]Norwegian Cruise Line Holdings Ltd.	872,600	34,031,400
Polaris Industries Inc.	49,700	7,497,742
The Ryland Group Inc.	524,400	18,778,764
[a]Shutterfly Inc.	397,200	16,614,876
[a]Tenneco Inc.	673,500	35,264,460
Tractor Supply Co.	359,900	26,351,878
[a]Under Armour Inc., A	394,400	25,864,752
[a,b]Wayfair Inc., A	347,500	8,722,250
Wolverine World Wide Inc.	863,900	23,446,246
Wynn Resorts Ltd.	215,500	40,947,155
[a,b]Zulily Inc.	292,400	10,637,512
		774,315,631
Consumer Staples 2.9%
[a]Boston Beer Inc., A	121,800	30,328,200
[a]Monster Beverage Corp.	263,000	26,531,440
[a]TreeHouse Foods Inc.	376,500	32,066,505
Whole Foods Market Inc.	538,028	21,160,641
		110,086,786
Energy 5.3%
Cabot Oil & Gas Corp., A	1,218,910	37,908,101
[a]Cameron International Corp.	232,000	13,815,600
[a]Cheniere Energy Inc.	129,800	9,735,000
[a]Concho Resources Inc.	349,000	38,051,470
[a]Diamondback Energy Inc.	421,200	28,826,928
EQT Corp.	243,300	22,879,932
[a]Matador Resources Co.	566,100	13,739,247
[a]Oasis Petroleum Inc.	542,900	16,265,284
Oceaneering International Inc.	283,800	19,942,626
		201,164,188

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Semiannual Report | 81

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Financials 6.5%
[a]Affiliated Managers Group Inc.	251,800	$50,307,122
Brown & Brown Inc.	672,800	21,435,408
Intercontinental Exchange Inc.	227,048	47,291,828
Jones Lang LaSalle Inc.	144,900	19,591,929
Lazard Ltd., A	556,200	27,370,602
[a]Signature Bank	349,200	42,298,596
T. Rowe Price Group Inc.	461,700	37,900,953
		246,196,438
Health Care 20.6%
Agilent Technologies Inc.	492,600	27,230,928
[a]Alnylam Pharmaceuticals Inc.	282,900	26,236,146
[a]BioMarin Pharmaceutical Inc.	151,500	12,498,750
[a]Catamaran Corp.	669,300	31,905,531
[a]Celldex Therapeutics Inc.	1,096,400	18,364,700
[a]Cerner Corp.	588,000	37,243,920
The Cooper Cos. Inc.	173,900	28,502,210
[a]DaVita HealthCare Partners Inc.	511,000	39,893,770
DENTSPLY International Inc.	584,800	29,690,296
[a]DexCom Inc.	282,300	12,689,385
[a]Edwards Lifesciences Corp.	184,700	22,333,924
[a]Envision Healthcare Holdings Inc.	964,700	33,716,265
[a]HCA Holdings Inc.	620,200	43,445,010
[a]HeartWare International Inc.	118,230	9,117,898
[a]HMS Holdings Corp.	661,800	15,373,614
[a]Hologic Inc.	517,500	13,553,325
[a]Illumina Inc.	154,900	29,830,642
[a]Impax Laboratories Inc.	666,800	19,317,196
[a]Incyte Corp.	148,700	9,971,822
[a]Insulet Corp.	264,400	11,414,148
[a]Intercept Pharmaceuticals Inc.	33,500	8,656,065
[a]Karyopharm Therapeutics Inc.	341,700	14,037,036
[a,b]Keryx Biopharmaceuticals Inc.	667,900	11,254,115
[a]Medivation Inc.	219,792	23,232,014
[a]Mettler-Toledo International Inc.	104,500	27,010,115
Perrigo Co. PLC	310,817	50,181,405
[a]Portola Pharmaceuticals Inc.	147,500	4,203,750
[a]Puma Biotechnology Inc.	34,000	8,520,400
[a]Quintiles Transnational Holdings Inc.	728,400	42,640,536
[a]Revance Therapeutics Inc.	310,600	6,261,696
[a]Sagent Pharmaceuticals Inc.	503,100	15,918,084
St. Jude Medical Inc.	567,200	36,397,224
[a]Tandem Diabetes Care Inc.	591,400	9,497,884
[a]Vertex Pharmaceuticals Inc.	133,700	15,059,968
Zoetis Inc.	941,300	34,978,708
		780,178,480
Industrials 19.0%
Acuity Brands Inc.	105,200	14,668,036
[a]The Advisory Board Co.	424,200	22,766,814
Allegiant Travel Co.	210,210	28,056,729
AMETEK Inc.	1,019,950	53,190,392
[a]Colfax Corp.	547,800	29,789,364

82 | Semiannual Report franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
[a]DigitalGlobe Inc.	956,900	$27,357,771
Flowserve Corp.	597,100	40,596,829
[a]Genesee & Wyoming Inc.	300,200	28,879,240
[a]HD Supply Holdings Inc.	1,006,400	29,024,576
[a]Hexcel Corp.	793,200	33,227,148
[a]IHS Inc., A	362,900	47,550,787
J.B. Hunt Transport Services Inc.	237,800	18,969,306
[a]Jacobs Engineering Group Inc.	387,400	18,382,130
Kansas City Southern	151,100	18,553,569
L-3 Communications Holdings Inc.	193,300	23,478,218
The Manitowoc Co. Inc.	1,007,300	20,992,132
[a]Proto Labs Inc.	332,000	21,702,840
Robert Half International Inc.	834,900	45,735,822
Rockwell Automation Inc.	170,300	19,133,205
Roper Industries Inc.	349,930	55,393,919
[a]Spirit Airlines Inc.	501,900	36,693,909
Towers Watson & Co.	120,100	13,245,829
[a]United Rentals Inc.	348,900	38,399,934
[a]Verisk Analytics Inc., A	102,900	6,415,815
[a]WABCO Holdings Inc.	295,700	28,795,266
		720,999,580
Information Technology 20.8%
[a]Alliance Data Systems Corp.	54,600	15,470,910
[a]ANSYS Inc.	227,100	17,840,976
Applied Materials Inc.	1,875,000	41,418,750
Avago Technologies Ltd. (Singapore)	387,500	33,421,875
[a]Bottomline Technologies Inc.	565,600	14,190,904
[a]Cognex Corp.	842,100	33,313,476
[a]CoStar Group Inc.	184,700	29,753,323
[a]Demandware Inc.	347,100	20,808,645
[a]Electronic Arts Inc.	665,000	27,245,050
Equinix Inc.	130,000	27,157,000
Fidelity National Information Services Inc.	272,900	15,934,631
[a]FleetCor Technologies Inc.	243,800	36,706,528
[a,b]Freescale Semiconductor Ltd.	713,700	14,195,493
[a]Global Eagle Entertainment Inc.	1,401,000	17,134,230
Intersil Corp., A	2,174,600	28,900,434
[a]JDS Uniphase Corp.	1,774,600	23,886,116
Lam Research Corp.	299,000	23,280,140
[a]LinkedIn Corp., A	184,800	42,311,808
[a,b]Mobileye NV	104,000	5,409,040
[a]NetSuite Inc.	169,800	18,450,468
[a]NXP Semiconductors NV (Netherlands)	714,900	49,085,034
[a]Pandora Media Inc.	945,200	18,223,456
[a]Red Hat Inc.	442,800	26,089,776
[a]Semtech Corp.	518,300	13,154,454
[a]ServiceNow Inc.	180,000	12,227,400
[a]Stratasys Ltd.	81,900	9,857,484
[a]Trimble Navigation Ltd.	1,084,300	29,124,298
[a]Twitter Inc.	851,000	35,290,970
[a]Vantiv Inc., A	557,200	17,228,624
[a]ViaSat Inc.	457,896	28,682,605

franklintempleton.com	Semiannual Report | 83

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
[a]Workday Inc.	155,100	$14,808,948
Xilinx Inc.	564,100	25,091,168
[a]Yelp Inc.	407,900	24,474,000
		790,168,014
Materials 2.0%
Cytec Industries Inc.	637,400	29,721,962
H.B. Fuller Co.	466,933	19,597,178
Martin Marietta Materials Inc.	239,400	27,990,648
		77,309,788
Utilities 0.6%
[a]Calpine Corp.	997,600	22,765,232
Total Common Stocks (Cost $2,538,781,424)		3,723,184,137
Short Term Investments 3.0%
Money Market Funds (Cost $75,806,850) 2.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	75,806,850	75,806,850
[d]Investments from Cash Collateral Received for Loaned Securities
(Cost $35,974,575) 1.0%
Money Market Funds 1.0%
[e]BNY Mellon Overnight Government Fund, 0.086%	35,974,575	35,974,575
Total Investments (Cost $2,650,562,849) 101.1%		3,834,965,562
Other Assets, less Liabilities (1.1)%		(41,354,031)
Net Assets 100.0%		$3,793,611,531

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2014. See Note 1(c).
cSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
dSee Note 1(c) regarding securities on loan.
eThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN STRATEGIC SERIES

Financial Statements

Statements of Assets and Liabilities
October 31, 2014 (unaudited)

	Franklin Flex Cap	Franklin Focused	Franklin Growth
	Growth Fund	Core Equity Fund	Opportunities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,231,926,084	$85,066,590	$700,525,238
Cost - Sweep Money Fund (Note 3f)	26,790,948	6,460,103	17,924,572
Total cost of investments	$2,258,717,032	$91,526,693	$718,449,810
Value - Unaffiliated issuers	$3,441,464,698	$101,300,950	$1,007,257,529
Value - Sweep Money Fund (Note 3f)	26,790,948	6,460,103	17,924,572
Total value of investments[a]	3,468,255,646	107,761,053	1,025,182,101
Receivables:
Investment securities sold	12,002,568	245,716	1,365,068
Capital shares sold	1,972,572	404,402	1,411,690
Dividends and interest	582,965	169,793	134,079
Other assets	713	11	29,444
Total assets	3,482,814,464	108,580,975	1,028,122,382
Liabilities:
Payables:
Investment securities purchased	1,282,820	675,020	2,332,562
Capital shares redeemed	4,073,716	62,508	1,508,251
Management fees	1,269,714	59,379	524,719
Distribution fees	765,592	24,129	189,407
Transfer agent fees	1,148,091	8,463	73,333
Payable upon return of securities loaned	39,026,950	—	16,634,850
Accrued expenses and other liabilities	86,053	20,026	22,329
Total liabilities	47,652,936	849,525	21,285,451
Net assets, at value	$3,435,161,528	$107,731,450	$1,006,836,931
Net assets consist of:
Paid-in capital	$1,704,744,558	$89,192,768	$688,005,505
Undistributed net investment income (loss)	(5,244,371)	41,249	(4,944,162)
Net unrealized appreciation (depreciation)	1,209,538,614	16,232,843	306,732,291
Accumulated net realized gain (loss)	526,122,727	2,264,590	17,043,297
Net assets, at value	$3,435,161,528	$107,731,450	$1,006,836,931

[a]Includes securities loaned	$38,594,100	$—	$16,399,206

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

	Franklin Flex Cap	Franklin Focused	Franklin Growth
	Growth Fund	Core Equity Fund	Opportunities Fund
Class A:
Net assets, at value	$2,225,878,157	$65,350,032	$384,017,714
Shares outstanding	38,156,896	4,510,996	12,204,097
Net asset value per share[a]	$58.33	$14.49	$31.47
Maximum offering price per share (net asset value per
share ÷ 94.25%)	$61.89	$15.37	$33.39
Class C:
Net assets, at value	$360,988,622	$11,484,558	$96,185,406
Shares outstanding	7,158,771	819,631	3,438,121
Net asset value and maximum offering price per share[a]	$50.43	$14.01	$27.98
Class R:
Net assets, at value	$54,328,827	$143,845	$48,444,136
Shares outstanding	967,273	10,013	1,586,104
Net asset value and maximum offering price per share	$56.17	$14.37	$30.54
Class R6:
Net assets, at value	$381,387,887	$21,828,502	$223,241,074
Shares outstanding	6,332,445	1,490,453	6,722,045
Net asset value and maximum offering price per share	$60.23	$14.65	$33.21
Advisor Class:
Net assets, at value	$412,578,035	$8,924,513	$254,948,601
Shares outstanding	6,875,398	610,203	7,697,292
Net asset value and maximum offering price per share	$60.01	$14.63	$33.12

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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	FRANKLIN STRATEGIC SERIES
	FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

	Franklin Small Cap	Franklin Small-Mid Cap
	Growth Fund	Cap Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,109,072,676	$2,574,755,999
Cost - Non-controlled affiliated issuers (Note 8)	80,579,882	—
Cost - Sweep Money Fund (Note 3f)	80,135,738	75,806,850
Total cost of investments	$2,269,788,296	$2,650,562,849
Value - Unaffiliated issuers	$2,336,008,820	$3,759,158,712
Value - Non-controlled affiliated issuers (Note 8)	65,441,468	—
Value - Sweep Money Fund (Note 3f)	80,135,738	75,806,850
Total value of investments[a]	2,481,586,026	3,834,965,562
Receivables:
Investment securities sold	20,101,786	53,994,787
Capital shares sold	9,253,745	2,854,222
Dividends and interest	591,685	1,410,334
Other assets	146,012	787
Total assets	2,511,679,254	3,893,225,692
Liabilities:
Payables:
Investment securities purchased	4,836,885	55,448,998
Capital shares redeemed	5,537,461	4,352,936
Management fees	1,165,991	1,390,067
Distribution fees	435,794	861,304
Transfer agent fees	282,218	1,439,444
Payable upon return of securities loaned	134,527,932	35,974,575
Accrued expenses and other liabilities	10,611	146,837
Total liabilities	146,796,892	99,614,161
Net assets, at value	$2,364,882,362	$3,793,611,531
Net assets consist of:
Paid-in capital	$2,045,173,271	$1,943,641,278
Undistributed net investment income (loss)	(6,186,126)	(8,228,210)
Net unrealized appreciation (depreciation)	211,797,730	1,184,402,713
Accumulated net realized gain (loss)	114,097,487	673,795,750
Net assets, at value	$2,364,882,362	$3,793,611,531

[a]Includes securities loaned	$131,594,232	$36,236,478

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

	Franklin Small Cap	Franklin Small-Mid Cap
	Growth Fund	Cap Growth Fund
Class A:
Net assets, at value	$1,013,276,579	$2,392,624,719
Shares outstanding	54,479,391	55,167,357
Net asset value per share[a]	$18.60	$43.37
Maximum offering price per share (net asset value per share ÷ 94.25%)	$19.73	$46.02
Class C:
Net assets, at value	$210,952,857	$428,417,963
Shares outstanding	12,924,953	11,865,220
Net asset value and maximum offering price per share[a]	$16.32	$36.11
Class R:
Net assets, at value	$72,084,910	$98,276,072
Shares outstanding	4,018,184	2,375,380
Net asset value and maximum offering price per share	$17.94	$41.37
Class R6:
Net assets, at value	$310,453,697	$192,877,052
Shares outstanding	15,782,166	4,216,955
Net asset value and maximum offering price per share	$19.67	$45.74
Advisor Class:
Net assets, at value	$758,114,319	$681,415,725
Shares outstanding	38,637,561	14,947,073
Net asset value and maximum offering price per share	$19.62	$45.59

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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		FRANKLIN STRATEGIC SERIES
		FINANCIAL STATEMENTS

Statements of Operations
for the six months ended October 31, 2014 (unaudited)

	Franklin Flex Cap	Franklin Focused	Franklin Growth
	Growth Fund	Core Equity Fund	Opportunities Fund
Investment income:
Dividends	$9,599,395	$494,869	$1,939,032
Income from securities loaned	1,380,970	—	65,655
Total investment income	10,980,365	494,869	2,004,687
Expenses:
Management fees (Note 3a)	7,803,218	350,577	3,086,406
Distribution fees: (Note 3c)
Class A	2,788,258	77,675	547,791
Class C	1,796,102	44,005	456,491
Class R	141,133	348	116,411
Transfer agent fees: (Note 3e)
Class A	2,462,498	33,732	359,903
Class C	396,555	5,740	89,966
Class R	62,340	91	45,888
Class R6	180	61	810
Advisor Class	413,982	5,109	238,650
Custodian fees (Note 4)	14,908	370	4,550
Reports to shareholders	202,951	4,706	29,731
Registration and filing fees	85,776	40,824	61,022
Professional fees	32,640	19,588	21,057
Trustees’ fees and expenses	19,599	11	3,766
Other	25,520	3,022	7,752
Total expenses	16,245,660	585,859	5,070,194
Expense reductions (Note 4)	(15)	—	—
Expenses waived/paid by affiliates (Notes 3f and 3g)	(20,909)	(118,519)	(8,190)
Net expenses	16,224,736	467,340	5,062,004
Net investment income (loss)	(5,244,371)	27,529	(3,057,317)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	205,106,161	1,507,254	4,681,446
Foreign currency transactions	—	589	(1,297)
Net realized gain (loss)	205,106,161	1,507,843	4,680,149
Net change in unrealized appreciation (depreciation) on:
Investments	65,747,578	4,167,149	91,969,732
Translation of other assets and liabilities denominated in
foreign currencies	—	(2,841)	(287)
Net change in unrealized appreciation (depreciation)	65,747,578	4,164,308	91,969,445
Net realized and unrealized gain (loss)	270,853,739	5,672,151	96,649,594
Net increase (decrease) in net assets resulting from
operations	$265,609,368	$5,699,680	$93,592,277

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended October 31, 2014 (unaudited)

	Franklin Small Cap	Franklin Small-Mid Cap
	Growth Fund	Cap Growth Fund
Investment income:
Dividends	$2,643,114	$9,407,019
Income from securities loaned	1,975,627	266,877
Total investment income	4,618,741	9,673,896
Expenses:
Management fees (Note 3a)	6,421,951	8,590,924
Distribution fees: (Note 3c)
Class A	1,440,410	3,004,461
Class C	1,011,563	2,084,677
Class R	152,901	224,099
Transfer agent fees: (Note 3e)
Class A	838,733	2,634,032
Class C	176,631	456,847
Class R	53,450	98,192
Class R6	3,753	322
Advisor Class	522,258	739,412
Custodian fees (Note 4)	7,542	18,568
Reports to shareholders	64,102	161,130
Registration and filing fees	114,284	94,253
Professional fees	23,440	34,501
Trustees’ fees and expenses	5,580	21,971
Other	9,371	28,786
Total expenses	10,845,969	18,192,175
Expense reductions (Note 4)	(7)	—
Expenses waived/paid by affiliates (Note 3f)	(41,095)	(29,726)
Net expenses	10,804,867	18,162,449
Net investment income (loss)	(6,186,126)	(8,488,553)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	39,236,388	335,214,488
Foreign currency transactions	—	2,053
Net realized gain (loss)	39,236,388	335,216,541
Net change in unrealized appreciation (depreciation) on investments	5,428,530	(65,186,227)
Net realized and unrealized gain (loss)	44,664,918	270,030,314
Net increase (decrease) in net assets resulting from operations	$38,478,792	$261,541,761

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			FRANKLIN STRATEGIC SERIES
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Flex Cap Growth Fund		Focused Core Equity Fund
	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(5,244,371)	$(9,087,281)	$27,529	$80,297
Net realized gain (loss) from investments and
foreign currency transactions	205,106,161	547,040,961	1,507,843	3,001,159
Net change in unrealized appreciation (depreciation)
on investments and translation of other assets and
liabilities denominated in foreign currencies	65,747,578	149,336,366	4,164,308	6,359,861
Net increase (decrease) in net assets resulting
from operations	265,609,368	687,290,046	5,699,680	9,441,317
Distributions to shareholders from:
Net investment income:
Class A	—	—	—	(192,481)
Class C	—	—	—	(11,368)
Class R	—	—	—	(445)
Class R6	—	—	—	(49)
Advisor Class	—	—	—	(39,406)
Net realized gains:
Class A	—	(301,818,476)	—	(346,062)
Class C	—	(54,830,001)	—	(51,272)
Class R	—	(9,202,542)	—	(1,074)
Class R6	—	(49,991,855)	—	(63)
Advisor Class	—	(52,429,221)	—	(57,087)
Total distributions to shareholders	—	(468,272,095)	—	(699,307)
Capital share transactions: (Note 2)
Class A	(117,814,139)	(40,787,141)	20,915,984	14,846,786
Class C	(13,638,638)	41,930,551	4,153,287	3,202,995
Class R	(6,242,952)	(10,211,593)	9,205	25,544
Class R6	(26,466,742)	351,377,703	21,471,960	12,502
Advisor Class	52,069,962	(557,643,800)	1,316,113	1,381,150
Total capital share transactions	(112,092,509)	(215,334,280)	47,866,549	19,468,977
Net increase (decrease) in net assets	153,516,859	3,683,671	53,566,229	28,210,987
Net assets:
Beginning of period	3,281,644,669	3,277,960,998	54,165,221	25,954,234
End of period	$3,435,161,528	$3,281,644,669	$107,731,450	$54,165,221
Undistributed net investment income (loss) included
in net assets:
End of period	$(5,244,371)	$—	$41,249	$13,720

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Growth		Franklin Small Cap
	Opportunities Fund		Growth Fund
	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,057,317)	$(4,328,922)	$(6,186,126)	$(9,044,371)
Net realized gain (loss) from investments and foreign
currency transactions	4,680,149	34,734,849	39,236,388	118,376,734
Net change in unrealized appreciation (depreciation)
on investments and translation of other assets and
liabilities denominated in foreign currencies	91,969,445	72,755,872	5,428,530	102,087,491
Net increase (decrease) in net assets resulting
from operations	93,592,277	103,161,799	38,478,792	211,419,854
Distributions to shareholders from:
Net realized gains:
Class A	—	(7,721,877)	—	(24,165,547)
Class C	—	(2,096,347)	—	(6,035,996)
Class R	—	(1,119,208)	—	(1,265,928)
Class R6	—	(3,094,887)	—	(1,954,443)
Advisor Class	—	(5,609,140)	—	(8,618,047)
Total distributions to shareholders	—	(19,641,459)	—	(42,039,961)
Capital share transactions: (Note 2)
Class A	(1,166,517)	97,823,516	143,031,942	418,746,753
Class C	1,562,980	25,708,687	20,396,797	87,582,326
Class R	964,535	2,812,217	19,765,661	30,683,689
Class R6	22,257,929	160,891,720	218,988,854	77,135,611
Advisor Class	6,134,482	30,022,943	319,260,009	308,435,474
Total capital share transactions	29,753,409	317,259,083	721,443,263	922,583,853
Net increase (decrease) in net assets	123,345,686	400,779,423	759,922,055	1,091,963,746
Net assets:
Beginning of period	883,491,245	482,711,822	1,604,960,307	512,996,561
End of period	$1,006,836,931	$883,491,245	$2,364,882,362	$1,604,960,307
Undistributed net investment income (loss) included in
net assets:
End of period	$(4,944,162)	$(1,886,845)	$(6,186,126)	$—

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	FRANKLIN STRATEGIC SERIES
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Small-Mid Cap
	Growth Fund
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(8,488,553)	$(18,790,409)
Net realized gain (loss) from investments and foreign currency transactions	335,216,541	731,676,246
Net change in unrealized appreciation (depreciation) on investments	(65,186,227)	39,368,824
Net increase (decrease) in net assets resulting from operations	261,541,761	752,254,661
Distributions to shareholders from:
Net realized gains:
Class A	—	(308,312,450)
Class C	—	(59,893,715)
Class R	—	(10,409,543)
Class R6	—	(13,191,566)
Advisor Class	—	(87,681,400)
Total distributions to shareholders	—	(479,488,674)
Capital share transactions: (Note 2)
Class A	(145,239,247)	(158,638,312)
Class C	(4,778,058)	44,837,913
Class R	5,927,571	17,358,312
Class R6	23,740,231	157,466,945
Advisor Class	(17,451,857)	(342,862,855)
Total capital share transactions	(137,801,360)	(281,837,997)
Net increase (decrease) in net assets	123,740,401	(9,072,010)
Net assets:
Beginning of period	3,669,871,130	3,678,943,140
End of period	$3,793,611,531	$3,669,871,130
Undistributed net investment income (loss) included in net assets:
End of period	$(8,228,210)	$260,343

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FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds’ calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

Certain funds participate in an agency based securities lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statements of Investments. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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1. Organization and Significant Accounting

Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin		Franklin Focused Core
	Flex Cap Growth Fund		Equity Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Six Months ended October 31, 2014
Shares sold	2,502,020	$141,071,372	1,982,408	$27,668,455
Shares redeemed	(4,604,663)	(258,885,511)	(489,530)	(6,752,471)
Net increase (decrease)	(2,102,643)	$(117,814,139)	1,492,878	$20,915,984
Year ended April 30, 2014
Shares sold	6,700,704	$375,096,611	2,207,069	$26,644,238
Shares issued in reinvestment of distributions	5,171,210	276,039,156	43,741	534,953
Shares redeemed	(12,236,062)	(691,922,908)	(1,023,326)	(12,332,405)
Net increase (decrease)	(364,148)	$(40,787,141)	1,227,484	$14,846,786

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	Franklin		Franklin Focused Core
	Flex Cap Growth Fund		Equity Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended October 31, 2014
Shares sold	307,123	$14,965,021	361,493	$4,898,717
Shares redeemed	(586,431)	(28,603,659)	(55,276)	(745,430)
Net increase (decrease)	(279,308)	$(13,638,638)	306,217	$4,153,287
Year ended April 30, 2014
Shares sold	893,299	$44,126,041	351,843	$4,174,110
Shares issued in reinvestment of distributions	1,140,917	52,995,741	5,240	62,354
Shares redeemed	(1,121,933)	(55,191,231)	(85,283)	(1,033,469)
Net increase (decrease)	912,283	$41,930,551	271,800	$3,202,995

Class R Shares:
Six Months ended October 31, 2014
Shares sold	59,681	$3,247,949	1,279	$17,660
Shares redeemed	(174,857)	(9,490,901)	(598)	(8,455)
Net increase (decrease)	(115,176)	$(6,242,952)	681	$9,205
Year ended April 30, 2014
Shares sold	165,427	$9,014,678	1,978	$24,090
Shares issued in reinvestment of distributions	178,238	9,181,050	125	1,519
Shares redeemed	(530,379)	(28,407,321)	(5)	(65)
Net increase (decrease)	(186,714)	$(10,211,593)	2,098	$25,544

Class R6 Shares:
Six Months ended October 31, 2014
Shares sold	73,059	$4,277,593	1,489,907	$21,479,260
Shares redeemed	(520,930)	(30,744,335)	(503)	(7,300)
Net increase (decrease)	(447,871)	$(26,466,742)	1,489,404	$21,471,960
Year ended April 30, 2014[a]
Shares sold[b]	6,538,546	$339,702,428	1,049	$12,502
Shares issued in reinvestment of distributions	910,764	49,991,855	—	—
Shares redeemed	(668,994)	(38,316,580)	—	—
Net increase (decrease)	6,780,316	$351,377,703	1,049	$12,502

Advisor Class Shares:
Six Months ended October 31, 2014
Shares sold	1,379,196	$78,695,367	125,178	$1,789,596
Shares redeemed	(454,117)	(26,625,405)	(33,350)	(473,483)
Net increase (decrease)	925,079	$52,069,962	91,828	$1,316,113
Year ended April 30, 2014
Shares sold	1,105,318	$63,767,861	151,580	$1,862,457
Shares issued in reinvestment of distributions	941,204	51,568,568	7,778	95,825
Shares redeemed[b]	(12,088,944)	(672,980,229)	(47,289)	(577,132)
Net increase (decrease)	(10,042,422)	$(557,643,800)	112,069	$1,381,150

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2. Shares of Beneficial Interest (continued)
	Franklin Growth		Franklin
	Opportunities Fund		Small Cap Growth Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2014
Shares sold	1,574,633	$47,408,325	20,985,407	$385,609,036
Shares redeemed	(1,638,356)	(48,574,842)	(13,272,405)	(242,577,094)
Net increase (decrease)	(63,723)	$(1,166,517)	7,713,002	$143,031,942
Year ended April 30, 2014
Shares sold	5,335,483	$149,644,541	32,871,636	$580,436,703
Shares issued in reinvestment of distributions	259,497	7,351,542	1,287,541	22,969,714
Shares redeemed	(2,121,489)	(59,172,567)	(10,393,514)	(184,659,664)
Net increase (decrease)	3,473,491	$97,823,516	23,765,663	$418,746,753
Class C Shares:
Six Months ended October 31, 2014
Shares sold	334,731	$8,939,593	2,801,254	$45,389,039
Shares redeemed	(276,868)	(7,376,613)	(1,558,381)	(24,992,242)
Net increase (decrease)	57,863	$1,562,980	1,242,873	$20,396,797
Year ended April 30, 2014
Shares sold	1,424,840	$35,757,550	6,739,782	$105,854,080
Shares issued in reinvestment of distributions	78,027	1,977,203	347,196	5,468,331
Shares redeemed	(485,128)	(12,026,066)	(1,517,438)	(23,740,085)
Net increase (decrease)	1,017,739	$25,708,687	5,569,540	$87,582,326
Class R Shares:
Six Months ended October 31, 2014
Shares sold	221,368	$6,465,994	1,728,545	$30,876,136
Shares redeemed	(187,670)	(5,501,459)	(623,008)	(11,110,475)
Net increase (decrease)	33,698	$964,535	1,105,537	$19,765,661
Year ended April 30, 2014
Shares sold	545,166	$14,740,941	2,300,867	$39,848,549
Shares issued in reinvestment of distributions	40,261	1,108,798	73,430	1,265,928
Shares redeemed	(486,471)	(13,037,522)	(604,595)	(10,430,788)
Net increase (decrease)	98,956	$2,812,217	1,769,702	$30,683,689
Class R6 Shares:
Six Months ended October 31, 2014
Shares sold	861,561	$27,793,613	12,118,714	$236,638,426
Shares redeemed	(171,704)	(5,535,684)	(906,430)	(17,649,572)
Net increase (decrease)	689,857	$22,257,929	11,212,284	$218,988,854
Year ended April 30, 2014[a]
Shares sold[b]	6,199,116	$165,959,115	4,726,169	$80,264,676
Shares issued in reinvestment of distributions	103,960	3,094,887	104,015	1,954,443
Shares redeemed	(270,888)	(8,162,282)	(260,302)	(5,083,508)
Net increase (decrease)	6,032,188	$160,891,720	4,569,882	$77,135,611

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	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin Growth		Franklin
	Opportunities Fund		Small Cap Growth Fund
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Six Months ended October 31, 2014
Shares sold	647,519	$20,515,420	22,657,056	$440,639,029
Shares redeemed	(450,198)	(14,380,938)	(6,309,492)	(121,379,020)
Net increase (decrease)	197,321	$6,134,482	16,347,564	$319,260,009
Year ended April 30, 2014
Shares sold	6,718,925	$202,105,098	21,984,752	$414,137,550
Shares issued in reinvestment of distributions	187,091	5,564,089	373,668	7,013,753
Shares redeemed[b]	(6,601,759)	(177,646,244)	(6,203,491)	(112,715,829)
Net increase (decrease)	304,257	$30,022,943	16,154,929	$308,435,474

	Franklin Small-Mid Cap
	Growth Fund
	Shares	Amount

Class A Shares:
Six Months ended October 31, 2014
Shares sold	3,183,051	$133,980,394
Shares redeemed	(6,681,095)	(279,219,641)
Net increase (decrease)	(3,498,044)	$(145,239,247)
Year ended April 30, 2014
Shares sold	8,518,651	$352,913,687
Shares issued in reinvestment of distributions	7,034,330	277,011,793
Shares redeemed	(18,857,338)	(788,563,792)
Net increase (decrease)	(3,304,357)	$(158,638,312)

Class C Shares:
Six Months ended October 31, 2014
Shares sold	716,720	$24,578,368
Shares redeemed	(838,225)	(29,356,426)
Net increase (decrease)	(121,505)	$(4,778,058)
Year ended April 30, 2014
Shares sold	1,311,930	$46,282,012
Shares issued in reinvestment of distributions	1,665,263	54,953,680
Shares redeemed	(1,603,672)	(56,397,779)
Net increase (decrease)	1,373,521	$44,837,913

Class R Shares:
Six Months ended October 31, 2014
Shares sold	477,122	$19,037,567
Shares redeemed	(327,121)	(13,109,996)
Net increase (decrease)	150,001	$5,927,571
Year ended April 30, 2014
Shares sold	827,089	$33,172,661
Shares issued in reinvestment of distributions	273,999	10,316,051
Shares redeemed	(661,910)	(26,130,400)
Net increase (decrease)	439,178	$17,358,312

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2. Shares of Beneficial Interest (continued)
	Franklin Small-Mid Cap
	Growth Fund
	Shares	Amount

Class R6 Shares:
Six Months ended October 31, 2014
Shares sold	824,512	$37,095,090
Shares redeemed	(302,687)	(13,354,859)
Net increase (decrease)	521,825	$23,740,231
Year ended April 30, 2014[a]
Shares sold	3,770,614	$161,755,908
Shares issued in reinvestment of distributions	318,927	13,190,824
Shares redeemed	(394,411)	(17,479,787)
Net increase (decrease)	3,695,130	$157,466,945

Advisor Class Shares:
Six Months ended October 31, 2014
Shares sold	1,215,406	$53,637,331
Shares redeemed	(1,595,135)	(71,089,188)
Net increase (decrease)	(379,729)	$(17,451,857)
Year ended April 30, 2014
Shares sold	3,625,676	$157,249,867
Shares issued in reinvestment of distributions	1,961,538	81,031,144
Shares redeemed	(13,258,411)	(581,143,866)
Net increase (decrease)	(7,671,197)	$(342,862,855)

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6 for Franklin Flex Cap Growth Fund, Franklin Growth Opportunities Fund, and
Franklin Small Cap Growth Fund.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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a. Management Fees

Franklin Flex Cap Growth Fund and Franklin Small-Mid Cap Growth Fund pay an investment management fee to Advisers based on the average daily net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Franklin Focused Core Equity Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.950%	Up to and including $500 million
0.850%	Over $500 million, up to and including $1 billion
0.800%	Over $1 billion, up to and including $1.5 billion
0.750%	Over $1.5 billion, up to and including $6.5 billion
0.725%	Over $6.5 billion, up to and including $11.5 billion
0.700%	Over $11.5 billion, up to and including $16.5 billion
0.690%	Over $16.5 billion, up to and including $19 billion
0.680%	Over $19 billion, up to and including $21.5 billion
0.670%	In excess of $21.5 billion

Franklin Growth Opportunities Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $500 million
0.600%	Over $500 million, up to and including $1 billion
0.550%	Over $1 billion, up to and including $1.5 billion
0.500%	Over $1.5 billion, up to and including $6.5 billion
0.475%	Over $6.5 billion, up to and including $11.5 billion
0.450%	Over $11.5 billion, up to and including $16.5 billion
0.440%	Over $16.5 billion, up to and including $19 billion
0.430%	Over $19 billion, up to and including $21.5 billion
0.420%	In excess of $21.5 billion

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3. Transactions with Affiliates (continued)

Franklin Small Cap Growth Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers, based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

			Franklin
	Franklin	Franklin	Growth	Franklin	Franklin
	Flex Cap	Focused Core	Opportunities	Small Cap	Small-Mid Cap
	Growth Fund	Equity Fund	Fund	Growth Fund	Growth Fund
Reimbursement Plans:
Class A	0.25%	0.35%	0.35%	0.35%	0.25%
Compensation Plans:
Class C	1.00%	1.00%	1.00%	1.00%	1.00%
Class R	0.50%	0.50%	0.50%	0.50%	0.50%

The Board has set the current rate at 0.30% per year for Class A shares for Franklin Focused Core Equity Fund, Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund until further notice and approval by the Board.

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d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

			Franklin
	Franklin	Franklin	Growth	Franklin	Franklin
	Flex Cap	Focused Core	Opportunities	Small Cap	Small-Mid Cap
	Growth Fund	Equity Fund	Fund	Growth Fund	Growth Fund

Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$422,375	$40,824	$145,459	$352,202	$191,624
CDSC retained	$20,044	$1,437	$18,294	$47,670	$8,597

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Franklin
	Franklin	Franklin	Growth	Franklin	Franklin
	Flex Cap	Focused Core	Opportunities	Small Cap	Small-Mid Cap
	Growth Fund	Equity Fund	Fund	Growth Fund	Growth Fund

Transfer agent fees	$1,688,725	$24,659	$426,862	$748,818	$1,933,223

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Funds invest in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Funds are waived on assets invested in the Sweep Money Fund, as noted on the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Focused Core Equity Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R, and Adviser Class do not exceed 1.00% and Class R6 does not exceed 0.85% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2015.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Funds, except Franklin Focused Core Equity Fund, do not exceed 0.01% until August 31, 2015. There were no class R6 transfer agent fees waived during the period ended October 31, 2014.

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3.	Transactions with Affiliates (continued)
h.	Other Affiliated Transactions

At October 31, 2014, one or more of the funds in Franklin Allocator Series owned a percentage of the following funds’ outstanding shares:

Franklin	Franklin	Franklin Growth	Franklin
Flex Cap	Focused Core	Opportunities	Small Cap
Growth Fund	Equity Fund	Fund	Growth Fund
10.23%	19.05%	15.79%	2.51%

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2014, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At April 30, 2014, Franklin Growth Opportunities Fund deferred late-year ordinary losses of $1,886,845.

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

			Franklin
	Franklin	Franklin	Growth	Franklin	Franklin
	Flex Cap	Focused Core	Opportunities	Small Cap	Small-Mid Cap
	Growth Fund	Equity Fund	Fund	Growth Fund	Growth Fund
Cost of investments	$2,265,141,680	$91,739,055	$721,505,810	$2,274,035,913	$2,654,014,827

Unrealized appreciation	$1,249,651,945	$16,217,247	$309,998,510	$339,858,407	$1,236,810,858
Unrealized depreciation	(46,537,979)	(195,249)	(6,322,219)	(132,308,294)	(55,860,123)
Net unrealized appreciation
(depreciation)	$1,203,113,966	$16,021,998	$303,676,291	$207,550,113	$1,180,950,735

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of prior year ordinary loss deferral and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2014, were as follows:

			Franklin
	Franklin	Franklin	Growth	Franklin	Franklin
	Flex Cap	Focused Core	Opportunities	Small Cap	Small-Mid Cap
	Growth Fund	Equity Fund	Fund	Growth Fund	Growth Fund

Purchases	$795,198,963	$55,364,549	$207,214,969	$1,003,741,329	$939,429,602
Sales	$913,949,015	$11,534,768	$191,091,726	$302,618,511	$1,098,554,539

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Restricted Securities

Certain Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At October 31, 2014, Franklin Flex Cap Growth Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value

2,227,171	FibroGen Inc., pfd., E (Value is 0.36% of Net Assets)	5/19/00	$9,999,998	$12,338,527

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for Franklin Small Cap Growth Fund for the period ended October 31, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value at
	at Beginning	Gross	Gross	at End	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
The KEYW Holding Corp.	963,013	1,206,199	—	2,169,212	$22,017,502	$—	$—
Nanometrics Inc.	955,471	793,829	—	1,749,300	23,685,522	—	—
Potbelly Corp.	816,500	730,400	—	1,546,900	19,738,444	—	—
Total Affiliated Securities (Value is 2.77% of Net Assets)					$65,441,468	$—	$—

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended October 31, 2014, the Funds did not use the Global Credit Facility.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Fair Value Measurements

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Flex Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Pharmaceuticals, Biotechnology & Life Sciences	$424,622,844	$—	$12,338,527	$436,961,371
Other Equity Investments[b]	2,965,476,377	—	—	2,965,476,377
Short Term Investments	26,790,948	39,026,950	—	65,817,898
Total Investments in Securities	$3,416,890,169	$39,026,950	$12,338,527	$3,468,255,646

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[a]	$101,300,950	$—	$—	$101,300,950
Short Term Investments[b]	6,460,103	—	—	6,460,103
Total Investments in Securities	$107,761,053	$—	$—	$107,761,053

Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$990,622,679	$—	$—	$990,622,679
Short Term Investments[b]	17,924,572	16,634,850	—	34,559,422
Total Investments in Securities	$1,008,547,251	$16,634,850	$—	$1,025,182,101

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,266,922,356	$—	$—	$2,266,922,356
Short Term Investments[b]	80,135,738	134,527,932	—	214,663,670
Total Investments in Securities	$2,347,058,094	$134,527,932	$—	$2,481,586,026

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments[a]	$3,723,184,137	$—	$—	$3,723,184,137
Short Term Investments[b]	75,806,850	35,974,575	—	111,781,425
Total Investments in Securities	$3,798,990,987	$35,974,575	$—	$3,834,965,562

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

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FRANKLIN STRATEGIC SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
October 31, 2014

Franklin Strategic Series

Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Economic and Market Overview	3
Franklin Biotechnology
Discovery Fund	4
Franklin Natural Resources Fund	11
Financial Highlights and
Statements of Investments	19
Financial Statements	34
Notes to Financial Statements	38
Shareholder Information	49

| 1

Semiannual Report

Economic and Market Overview

The U.S. economy continued to grow during the six-month period ended October 31, 2014. Economic activity expanded in the third quarter, resulting largely from increased federal defense spending and a narrower trade deficit. The housing market improved as home prices rose and mortgage rates generally moderated. Retail sales, however, missed consensus expectations for most of the period under review. The unemployment rate declined to 5.8% in October from 6.3% in April.1 Inflation, as measured by the Consumer Price Index, remained low for the period.

The Federal Reserve Board (Fed) ended its asset purchase program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance. Additionally, the Fed noted that although inflation might remain low in the near term, the likelihood of inflation running persistently below its 2% longer term goal had diminished somewhat since early this year.

Investor confidence grew as corporate profits rose and the economy steadily strengthened. The markets endured brief sell-offs when many investors reacted to political instability in certain emerging markets, crises in Ukraine and the Middle East, weakness in Europe and moderating economic data in China. U.S. stocks rose for the six months under review as the Standard & Poor’s 500 Index and Dow Jones Industrial Average reached all-time highs.

The foregoing information reflects our analysis and opinions as of October 31, 2014. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Semiannual Report | 3

Franklin Biotechnology Discovery Fund

We are pleased to bring you Franklin Biotechnology Discovery Fund’s semiannual report for the period ended October 31, 2014. Effective at the close of market on July 8, 2014, the Fund closed to new investors with limited exceptions. Existing shareholders may continue to add money to their accounts. We believe this closure will help us effectively manage our current level of assets.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation by investing at least 80% of its net assets in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.

Performance Overview

The Fund’s Class A shares delivered a +31.91% cumulative total return for the six months under review. In comparison, the NASDAQ Biotechnology Index®, which tracks U.S. and international-based biotechnology stocks, generated a +29.15% total return.1 Also for comparison, the Standard & Poor’s 500 Index, which is a broad measure of the U.S. stock market, generated a total return of +8.22%.1 Finally, domestic and international-based stocks, as measured by the NASDAQ Composite Index®, produced a +13.23% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

The Fund is managed using a bottom-up approach to individual stock selection, with a focus on fundamental analysis and primary research. We look for biotechnology, biopharmaceutical and platform technology companies that possess products with favorable competitive profiles, large market opportunities and strong intellectual property, supported by thoughtful clinical and market development strategies. Our assessment of these products is based on extensive primary research and due diligence and includes, but is not limited to, a thorough review of medical literature, consultation of community and academic physicians, and attendance at scientific meetings and symposia. Additionally, we favor companies with excellent management, strong financial characteristics and attractive valuations.

Manager’s Discussion

During the six months under review, many biotechnology stocks rallied amid clinical and regulatory successes. Within the Fund’s portfolio, the performance of individual stocks varied greatly, with several holdings reaching all-time highs and even delivering triple-digit gains. However, the biotechnology industry remained subject to volatility surrounding trial drug results, and a few positions declined notably following adverse outcomes. Please keep in mind that volatility is not uncommon in the biotechnology sector, and the Fund seeks to take advantage of short-term volatility by initiating investments in, or adding to, securities we believe to be undervalued.

Leading contributors to the Fund’s absolute performance included Gilead Sciences, Celgene and Puma Biotechnology. Gilead is a research-based biopharmaceutical company that discovers, develops and commercializes medicines to treat HIV/AIDS, liver diseases and serious cardiovascular and respiratory conditions. During the reporting period, Gilead’s shares rose in value as it reported strong second- and third-quarter financial results. Although sales of its flagship hepatitis drug Sovaldi slowed somewhat during the period, the company expected sales to double for the entire year. Additionally, Gilead’s products focused on the treatment of HIV showed healthy growth.

1. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 23.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Celgene discovers, develops and sells therapies for treating cancer and immunological diseases. Shares of Celgene benefited as the company announced a double-digit third-quarter profit increase, driven by sales growth of its leading product, the blood cancer treatment Revlimid. Celgene also received a Food and Drug Administration (FDA) approval of Otezla, one of its arthritis drugs.

Top 10 Holdings
10/31/14
Company	% of Total
Sector/Industry	Net Assets

Celgene Corp.	9.9%
Biotechnology
Gilead Sciences Inc.	8.2%
Biotechnology
Biogen Idec Inc.	6.6%
Biotechnology
Amgen Inc.	5.4%
Biotechnology
Medivation Inc.	3.7%
Biotechnology
Regeneron Pharmaceuticals Inc.	3.1%
Biotechnology
Illumina Inc.	3.0%
Life Sciences Tools & Services
Incyte Corp.	2.8%
Biotechnology
Alexion Pharmaceuticals Inc.	2.6%
Biotechnology
Puma Biotechnology Inc.	2.6%
Biotechnology

Puma is a biopharmaceutical company that acquires and develops innovative products for the treatment of various forms of cancer. The company’s stock rallied after the company reported positive results from a late-stage trial of neratinib, its breast cancer treatment. Puma’s management said that use of the investigational drug achieved a statistically significant improvement in disease-free survival.

In contrast, certain Fund holdings weighed on performance including Heron Therapeutics, Clovis Oncology2 and Repros Therapeutics.2 Heron is a pharmaceutical company that designs and commercializes polymer technologies for pharmaceutical and other applications. The company’s third-quarter financial results reflected an increase in net loss primarily due to the initiation of the phase III study of its chemotherapy-induced nausea and vomiting preventative drug SUSTOL and expenses related to new product development.

Clovis is a biopharmaceutical company focused on acquiring, developing and commercializing cancer treatments in the U.S., Europe and other international markets. Clovis shares dropped during the period after tests on its lung cancer drug CO-1686 proved disappointing. The drug’s response rate was lower than in previous trials and also below that of a competing test drug from AstraZeneca.

Repros is a biopharmaceutical company focused on the development of small molecule drugs for major unmet medical needs such as treatments for male and female reproductive disorders. The company’s shares plunged after the FDA downgraded its November meeting regarding the company’s male hypogonadism treatment Androxal from a Type B, pre-new drug application meeting to a Type C guidance meeting. The agency did not find sufficient clinical information for a Type B meeting, delaying the company’s planned new drug application submission.

2. Sold by period-end.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Thank you for your continued participation in Franklin Biotechnology Discovery Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FBDIX)	$170.52	$129.27	+$	41.25
C (FBTDX)	$169.70	$129.06[1]	+$	40.64
R6 (FRBRX)	$173.33	$131.09	+$	42.24
Advisor (FTDZX)	$172.89	$130.86	+$	42.03

Performance2

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual Operating
Share Class		Total Return[3]		Total Return[4]	$10,000 Investment[5]		Total Return (9/30/14)[6]	Operating Expenses[7]
A								1.10%
6-Month	+	31.91%	+	24.32%	$12,432
1-Year	+	43.57%	+	35.31%	$13,531	+	17.51%
5-Year	+	289.41%	+	29.70%	$36,699	+	25.35%
10-Year	+	323.39%	+	14.84%	$39,905	+	13.58%
C								1.80%
6-Month	+	31.49%[1]	+	30.49%	$13,049
Since Inception (3/4/14)	+	6.63%	+	5.63%	$10,563		-2.42%
R6								0.63%
6-Month	+	32.22%	+	32.22%	$13,222
1-Year	+	44.25%	+	44.25%	$14,425	+	25.27%
Since Inception (5/1/13)	+	77.31%	+	46.45%	$17,731	+	41.65%
Advisor[8]								0.80%
6-Month	+	32.12%	+	32.12%	$13,212
1-Year	+	44.00%	+	44.00%	$14,400	+	25.06%
5-Year	+	295.16%	+	31.63%	$39,516	+	27.21%
10-Year	+	329.81%	+	15.70%	$42,981	+	14.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The Fund is a nondiversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnology companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Price and total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to Class C shares’ net assets at
4/30/14 for financial reporting purposes, and as a result, Class C shares’ net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.
2. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. Effective 9/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 9/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +275.75%
and +29.22%.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,319.10	$6.31
Hypothetical (5% return before expenses)	$1,000	$1,019.76	$5.50
C
Actual	$1,000	$1,314.40	$10.38
Hypothetical (5% return before expenses)	$1,000	$1,016.23	$9.05
R6
Actual	$1,000	$1,322.20	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11
Advisor
Actual	$1,000	$1,321.20	$4.56
Hypothetical (5% return before expenses)	$1,000	$1,021.27	$3.97

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.08%;
C: 1.78%; R6: 0.61%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Natural Resources Fund

This semiannual report for Franklin Natural Resources Fund covers the period ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (total return consists of capital appreciation and current dividend and interest income) by investing at least 80% of its net assets in equity and debt securities of companies that own, produce, refine, process, transport or market natural resources, as well as those that provide related services for natural resources companies.

Performance Overview

The Fund’s Class A shares had a -16.34% cumulative total return for the six months under review. In comparison, the Standard & Poor’s (S&P®) North American Natural Resources Index, which tracks companies involved in industries such as mining, energy, timber and forestry services, and the production of pulp and paper, had a -7.84% total return.1 Also in comparison, the S&P 500 Index, which is a broad measure of the U.S. stock market, generated a total return of +8.22%.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. The Fund’s strategy, which focuses on companies with higher long-term growth potential, differs from the natural resources index’s large weighting in income-oriented companies with more limited opportunities for growth. This difference may occasionally lead to wide performance discrepancies, especially in periods when investors focus on short-term safety and yield. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Investment Strategy

We use a fundamental, research-driven approach to identify industries in the natural resources sector that we believe offer the strongest underlying attributes including, but not limited to, favorable supply and demand characteristics, barriers to entry and pricing power. Within those industries, we seek to identify individual companies that have identifiable growth drivers and that present, in our opinion, the best trade-off between growth potential, business and financial risk, and valuation. The Fund’s holdings are typically concentrated in the energy sector but also can include investments in metals and mining, chemicals, paper and forest products, and other related sectors.

Sector Overview

During the six months under review, global commodities declined due to signs of economic weakness in key commodity consuming markets and, in particular, China. These concerns were compounded by events in Ukraine and sanctions on Russia combined with unrest in the Middle East, which investors believed could result in softer raw materials demand on the European continent. With global economic expansion

1. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 30.

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FRANKLIN NATURAL RESOURCES FUND

apparently decelerating at a pace that few observers had anticipated at the beginning of 2014, new iron ore, copper and oil production from investments made in recent years was also coming to market in untimely fashion, adding to oversupply concerns. Aggravating the slump was the strong U.S. dollar, buoyed by the fairly robust state of the U.S. economy compared to the rest of the world.

Price declines for agriculture, crude oil, natural gas and precious metals were partially offset by price gains for many base metals. The prices of some commodities, such as copper, were relatively stable during the period, but growing fears of the potential for a global recession led their related equities lower.

Growing U.S. crude oil production and increased supplies from Organization of the Petroleum Exporting Countries (OPEC) members Libya, Nigeria and Iraq, combined with weakening global demand trends, led to significant weakness in crude oil prices. October data showed global oil supplies jumped to an all-time high in September. Meanwhile, global demand stalled near a record high, having remained essentially flat during the reporting period. Natural gas spot prices also fell amid mild summer temperatures that reduced demand for air conditioning, which led to speculation that rapid restocking and further supply additions could lead to a glut.

Gold and silver declined to their lowest prices since 2010 on the final day of the period. Persistently low inflation in the U.S. and elsewhere, in addition to the strengthening U.S. dollar and the country’s stronger-than-expected third-quarter economic growth, continued to dim the appeal of gold and silver as investments even as lower prices have been aiding their physical demand. Spot prices for platinum and palladium also declined as slowing growth outside the U.S. raised concerns about industrial demand, particularly as investors worried that auto sales could fall from recent high levels.

Base metals rallied due to price gains from aluminum, copper and zinc. Aluminum reacted to rising demand from car, truck and plane manufacturers, while copper benefited from supply concerns due to a threatened strike at a large Indonesian copper mine. Zinc continued to be supported primarily by robust demand created by gains in U.S. construction activity and record-breaking global sales of cars, in which the metal is used to galvanize and protect steel parts from rust and corrosion.

Manager’s Discussion

The Fund’s overall performance during the six months under review was hampered by a difficult period for energy commodity prices as oil and U.S. natural gas prices declined, leading to a reversal in performance for energy-related equities. Many exploration and production (E&P) as well as oilfield services stocks that performed well through June reversed course by period-end as fears of oil supply disruption faded and weakening demand trends became more evident. Furthermore, as has been the case over the past couple of years, investors appeared to gravitate toward large-cap, dividend-paying equities, which led to underperformance relative to the benchmark S&P North American Natural Resources Index for many of the Fund’s small- and mid-cap holdings. The index, by its nature, is predominantly composed of sizable positions in large-cap stocks.

Although news stories focused on oil prices, particularly late in the period, natural gas prices also suffered as mild summer weather reduced demand and led to a rapid rebuilding of storage. This decline had a significant negative impact, in absolute and relative terms, on natural gas-focused stocks held in the Fund such as Rex Energy,2 Southwestern Energy, Eclipse Resources,2 Cabot Oil & Gas and EnCana. Another area of

2. Not an index component.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NATURAL RESOURCES FUND

weakness on absolute and relative bases were the Fund’s holdings in foreign E&Ps such as Tullow Oil,2 Gran Tierra Energy2 and MEG Energy.2 Overall, stock selection and an overweighted allocation in the oil and gas exploration and production industry detracted from the Fund’s absolute and relative performance.

Investors continued to favor master limited partnerships in the energy sector for their income potential, and this boom buoyed midstream stocks, particularly in the oil and gas storage and transportation industry. Thus, the Fund’s lack of ownership in income-oriented oil and gas storage and transportation stocks detracted from relative performance.

Top 10 Holdings
10/31/14
Company	% of Total
Sector/Industry, Country	Net Assets

Schlumberger Ltd.	4.5%
Oil & Gas Equipment & Services, U.S.
Exxon Mobil Corp.	3.7%
Integrated Oil & Gas, U.S.
Anadarko Petroleum Corp.	3.6%
Oil & Gas Exploration & Production, U.S.
Occidental Petroleum Corp.	3.4%
Integrated Oil & Gas, U.S.
Chevron Corp.	3.2%
Integrated Oil & Gas, U.S.
Halliburton Co.	3.0%
Oil & Gas Equipment & Services, U.S.
BHP Billiton PLC, ADR	2.7%
Diversified Metals & Mining, Australia
Marathon Oil Corp.	2.6%
Oil & Gas Exploration & Production, U.S.
Southwestern Energy Co.	2.4%
Oil & Gas Exploration & Production, U.S.
Cabot Oil & Gas Corp., A	2.4%
Oil & Gas Exploration & Production, U.S.

Oil and gas equipment and services holdings also negatively impacted absolute and relative performance due to stock selection in several U.S. onshore focused companies, which had previously performed well. Investors shunned such stocks during the period as fears grew that the drop in oil prices could impact onshore activity levels. Major detractors from absolute and relative performance in this industry were Key Energy Services, Superior Energy Services and C&J Energy Services. Similar to the trends in E&P, investors gravitated toward large-cap stocks that they perceived to be safer, such as Schlumberger. The Fund did own several stocks in the oilfield services industry that contributed to relative performance, including Dresser-Rand Group (not held by period-end), which received an acquisition offer from Siemens, as well as several offshore equipment and service providers including Oceaneering International, PHI, Oil States International and FMC Technologies.

The diversified metals and mining industry also detracted from relative performance due to the Fund’s overweighted position compared to its benchmark, but this effect was somewhat mitigated by the Fund’s stock selection. Significant detractors included Molycorp,2 which experienced start-up delays at its Mountain Pass facility, Teck Resources, which was affected by low coal prices, First Quantum Minerals,2 due to tax and royalty uncertainty in Zambia, and Imperial Metals,2 which suffered a tailings dam failure. Stocks that performed relatively well were MMG,2, which benefited from the completion of the La Bambas acquisition from Glencore, as well as Glencore2 and PanAust, as investors focused on copper producers given the metal’s relative resilience.2

We sold several securities in May and June when we considered them fully valued and built our cash position to as high as 6.5% of total net assets during the period as we searched for more attractive investment opportunities. Positive contributors to relative performance included cash, our overweighting in commodity chemicals and our underweighting in oil and gas drilling contractors. Although many of the sectors in which we invested were out of favor during the period, we believed our strategy of investing in growth-oriented companies in an opportunistic fashion has the potential to provide superior long-term total returns. Meanwhile, the Fund’s cash position provided us with the flexibility to invest in new and existing positions as prices weakened late in the period.

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FRANKLIN NATURAL RESOURCES FUND

Thank you for your continued participation in Franklin Natural Resources Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14 | Semiannual Report

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FRANKLIN NATURAL RESOURCES FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FRNRX)	$33.29	$39.79	-$	6.50
C (FNCRX)	$32.01	$38.39	-$	6.38
R6 (N/A)	$35.71	$42.58	-$	6.87
Advisor (FNRAX)	$35.63	$42.52	-$	6.89

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of		Average Annual	Total Annual Operating Expenses[6]
Share Class		Total Return[2]		Total Return[3]	$10,000 Investment[4]		Total Return (9/30/14)[5]	(with waiver)	(without waiver)
A								1.07%	1.07%
6-Month		-16.34%		-21.15%	$7,885
1-Year		-9.36%		-14.59%	$8,541		-1.73%
5-Year	+	18.54%	+	2.24%	$11,174	+	4.24%
10-Year	+	103.22%	+	6.72%	$19,157	+	7.80%
C								1.76%	1.76%
6-Month		-16.62%		-17.45%	$8,255
1-Year		-9.99%		-10.89%	$8,911	+	2.54%
5-Year	+	14.49%	+	2.74%	$11,449	+	4.74%
Since Inception
(9/1/05)	+	33.05%	+	3.16%	$13,305	+	4.35%
R6								0.53%	0.55%
6-Month		-16.13%		-16.13%	$8,387
1-Year		-8.88%		-8.88%	$9,112	+	4.82%
Since Inception
(9/20/13)		-6.21%		-5.60%	$9,379	+	3.54%
Advisor								0.77%	0.77%
6-Month		-16.20%		-16.20%	$8,380
1-Year		-9.08%		-9.08%	$9,092	+	4.58%
5-Year	+	20.31%	+	3.77%	$12,031	+	5.80%
10-Year	+	109.39%	+	7.67%	$20,939	+	8.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN NATURAL RESOURCES FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, including increased susceptibility to adverse economic and regulatory developments affecting the sector. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 shares have an expense reduction contractually guaranteed through at least 8/31/15. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NATURAL RESOURCES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN NATURAL RESOURCES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$836.60	$4.81
Hypothetical (5% return before expenses)	$1,000	$1,019.96	$5.30
C
Actual	$1,000	$833.80	$8.04
Hypothetical (5% return before expenses)	$1,000	$1,016.43	$8.84
R6
Actual	$1,000	$838.70	$2.50
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75
Advisor
Actual	$1,000	$838.00	$3.43
Hypothetical (5% return before expenses)	$1,000	$1,021.48	$3.77

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.04%;
C: 1.74%; R6: 0.54%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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				FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Biotechnology Discovery Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$129.27	$105.95	$76.22	$77.78	$65.08	$49.73
Income from investment operations[a]:
Net investment income (loss)[b]	(0.53)	(1.07)	(0.76)	(0.75)	(0.80)	(0.51)
Net realized and unrealized gains (losses)	41.78	33.18	30.56	9.02	13.50	15.86
Total from investment operations	41.25	32.11	29.80	8.27	12.70	15.35
Less distributions from:
Net investment income	—	—	(0.07)	(0.52)	—	—
Net realized gains	—	(8.79)	—	(9.31)	—	—
Total distributions	—	(8.79)	(0.07)	(9.83)	—	—
Net asset value, end of period	$170.52	$129.27	$105.95	$76.22	$77.78	$65.08

Total return[c]	31.91%	30.60%	39.12%	13.18%	19.51%	30.87%

Ratios to average net assets[d]
Expenses	1.08%[e,f]	1.10%[e,f]	1.20%	1.26%	1.31%[f]	1.32%[f]
Net investment income (loss)	(0.72)%	(0.82)%	(0.88)%	(1.03)%	(1.24)%	(0.87)%

Supplemental data
Net assets, end of period (000’s)	$1,448,997	$1,141,890	$653,718	$434,678	$402,112	$346,127
Portfolio turnover rate	23.40%	48.70%	33.64%	46.54%	235.14%	41.58%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$129.11	$159.15
Income from investment operations[b]:
Net investment income (loss)[c]	(1.06)	(0.34)
Net realized and unrealized gains (losses)	41.65	(29.70)
Total from investment operations	40.59	(30.04)
Net asset value, end of period	$169.70	$129.11

Total return[d]	31.44%	(18.88)%

Ratios to average net assets[e]
Expenses[f]	1.78%	1.80%
Net investment income (loss)	(1.42)%	(1.52)%

Supplemental data
Net assets, end of period (000’s)	$15,788	$5,486
Portfolio turnover rate	23.40%	48.70%

aFor the period March 4, 2014 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur-
chases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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	FRANKLIN STRATEGIC SERIES
	FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$131.09	$104.56
Income from investment operations[b]:
Net investment income (loss)[c]	(0.19)	(0.49)
Net realized and unrealized gains (losses)	42.43	35.81
Total from investment operations	42.24	35.32
Less distributions from net realized gains	—	(8.79)
Net asset value, end of period	$173.33	$131.09

Total return[d]	32.22%	34.10%

Ratios to average net assets[e]
Expenses[f]	0.61%	0.63%
Net investment income (loss)	(0.25)%	(0.35)%

Supplemental data
Net assets, end of period (000’s)	$65,588	$50,846
Portfolio turnover rate	23.40%	48.70%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Biotechnology Discovery Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$130.86	$106.86	$76.65	$78.15	$65.20	$57.01
Income from investment operations[b]:
Net investment income (loss)[c]	(0.31)	(0.69)	(0.52)	(0.53)	(0.62)	(0.40)
Net realized and unrealized gains (losses)	42.34	33.48	30.80	9.05	13.57	8.59
Total from investment operations	42.03	32.79	30.28	8.52	12.95	8.19
Less distributions from:
Net investment income	—	—	(0.07)	(0.71)	—	—
Net realized gains	—	(8.79)	—	(9.31)	—	—
Total distributions	—	(8.79)	(0.07)	(10.02)	—	—
Net asset value, end of period	$172.89	$130.86	$106.86	$76.65	$78.15	$65.20

Total return[d]	32.12%	31.02%	39.51%	13.51%	19.86%	14.37%

Ratios to average net assets[e]
Expenses	0.78%[f,g]	0.80%[f,g]	0.91%	0.97%	1.02%[g]	1.05%[g]
Net investment income (loss)	(0.42)%	(0.52)%	(0.59)%	(0.74)%	(0.95)%	(0.60)%

Supplemental data
Net assets, end of period (000’s)	$150,720	$91,012	$25,744	$9,330	$5,009	$1,596
Portfolio turnover rate	23.40%	48.70%	33.64%	46.54%	235.14%	41.58%

aFor the period September 1, 2009 (effective date) to April 30, 2010.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

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	FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 94.5%
Biotechnology 77.7%
[a,b]Acadia Pharmaceuticals Inc.	United States	557,100	$15,431,670
[a]Acceleron Pharma Inc.	United States	205,900	7,614,182
[a]Achillion Pharmaceuticals Inc.	United States	1,227,700	14,425,475
[a,b]ADMA Biologics Inc.	United States	133,400	1,567,450
[a]Agios Pharmaceuticals Inc.	United States	123,700	10,394,511
[a,b]Akebia Therapeutics Inc.	United States	159,000	2,060,640
[a,b]Alder Biopharmaceuticals Inc.	United States	251,100	4,497,201
[a]Alexion Pharmaceuticals Inc.	United States	226,600	43,362,176
[a]Alkermes PLC	United States	170,100	8,598,555
[a]Alnylam Pharmaceuticals Inc.	United States	331,100	30,706,214
[a,b]Amarin Corp. PLC, ADR	Ireland	254,003	239,068
Amgen Inc.	United States	562,600	91,242,468
[a]Amicus Therapeutics Inc.	United States	652,400	3,783,920
[a,b]Anthera Pharmaceuticals Inc.	United States	420,262	781,687
[a,c]Aptose Biosciences Inc., 144A	Canada	488,883	3,601,108
[a]Aquinox Pharmaceuticals Inc.	Canada	219,700	1,469,793
[a,b]Arrowhead Research Corp.	United States	498,700	3,251,524
[a]Auspex Pharmaceuticals Inc.	United States	235,451	6,380,722
[b]Avalanche Biotechnologies Inc.	United States	21,700	778,596
[a,b]BIND Therapeutics Inc.	United States	146,800	1,181,740
[a]Biogen Idec Inc.	United States	344,461	110,599,538
[a]BioMarin Pharmaceutical Inc.	United States	510,556	42,120,870
[a]Biospecifics Technologies Corp.	United States	103,450	4,150,414
[a]Bluebird Bio Inc.	United States	171,528	7,202,461
[a]Cara Therapeutics Inc.	United States	202,400	1,823,624
[a,b]Catalyst Pharmaceutical Partners Inc.	United States	914,000	2,714,580
[a]Celgene Corp.	United States	1,550,400	166,032,336
[a]Celldex Therapeutics Inc.	United States	1,343,229	22,499,086
[a,b]ChemoCentryx Inc.	United States	595,308	3,345,631
[a]Concert Pharmaceuticals Inc.	United States	263,800	3,859,394
[a,b]CytRx Corp.	United States	589,000	1,684,540
[a,b]Dicerna Pharmaceuticals Inc.	United States	224,823	2,106,592
[a]Dyax Corp.	United States	369,700	4,573,189
[a]Dynavax Technologies Corp.	United States	2,460,700	4,035,548
[a]Eleven Biotherapeutics Inc.	United States	296,100	3,126,816
[a,b]Forward Pharma AS, ADR	Denmark	114,700	2,487,843
[a]Gilead Sciences Inc.	United States	1,226,100	137,323,200
[a]GlycoMimetics Inc.	United States	337,000	2,402,810
[a,b]Heat Biologics Inc.	United States	279,200	1,828,760
[a]Heron Therapeutics Inc.	United States	1,402,198	12,367,386
[a,c]Heron Therapeutics Inc., wts., 144A, 7/01/16	United States	278,594	1,454,262
[a]Hyperion Therapeutics Inc.	United States	85,300	2,072,790
[a,b]Immune Design Corp.	United States	291,800	9,042,882
[a]Incyte Corp.	United States	710,700	47,659,542
[a,d]Intarcia Therapeutics Inc., DD	United States	80,195	2,882,208
[a]Intercept Pharmaceuticals Inc.	United States	159,700	41,264,883
[a]Isis Pharmaceuticals Inc.	United States	354,400	16,323,664
[a]Karyopharm Therapeutics Inc.	United States	647,400	26,595,192
[a,b]Keryx Biopharmaceuticals Inc.	United States	1,107,300	18,658,005
[a,b]Kite Pharma Inc.	United States	123,144	4,555,097
[a,b]La Jolla Pharmaceutical Co.	United States	320,400	3,521,196

franklintempleton.com		Semiannual Report | 23

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a]Lpath Inc., A	United States	527,285	$1,534,399
[a]MacroGenics Inc.	United States	189,800	4,040,842
[a,b,e]Mast Therapeutics Inc.	United States	5,353,500	2,724,396
[a,e]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600	681,690
[a]Medivation Inc.	United States	593,754	62,759,798
[a,b]MEI Pharma Inc.	United States	412,365	3,319,538
[a,b]Mirati Therapeutics Inc.	Canada	322,200	5,403,294
[a]Neurocrine Biosciences Inc.	United States	690,900	12,795,468
[a,b]NewLink Genetics Corp.	United States	257,100	8,394,315
[a,f]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	759,726
[a]Novavax Inc.	United States	1,332,300	7,460,880
[a,b]OncoMed Pharmaceuticals Inc.	United States	91,700	1,904,609
[a]Oncothyreon Inc.	United States	1,413,000	2,543,400
[a,b]Orexigen Therapeutics Inc.	United States	1,629,700	6,616,582
[a,c]OvaScience Inc., 144A	United States	166,654	3,254,753
[a]Portola Pharmaceuticals Inc.	United States	585,900	16,698,150
[a]ProQR Therapeutics NV	Netherlands	103,700	1,330,471
[a]PTC Therapeutics Inc.	United States	160,000	6,539,200
[a]Puma Biotechnology Inc.	United States	171,944	43,089,166
[a]Radius Health Inc.	United States	152,700	2,811,207
[a]Receptos Inc.	United States	226,973	23,525,751
[a]Regeneron Pharmaceuticals Inc.	United States	132,209	52,053,327
[a]SAGE Therapeutics Inc.	United States	64,700	2,531,064
[a]Sangamo BioSciences Inc.	United States	282,900	3,434,406
[a]Stemline Therapeutics Inc.	United States	354,400	5,454,216
[a,b]Sunesis Pharmaceuticals Inc.	United States	309,135	525,530
[a]Targacept Inc.	United States	191,432	447,951
[a,b]Tekmira Pharmaceuticals Corp.	Canada	306,300	5,109,084
[a]Tesaro Inc.	United States	254,100	7,069,062
[a]Threshold Pharmaceuticals Inc.	United States	616,100	1,805,173
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	35,810
[a,b]Tokai Pharmaceuticals Inc.	United States	150,900	2,326,878
[a,b]Tonix Pharmaceuticals Holding Corp.	United States	147,281	1,114,917
[a]Ultragenyx Pharmaceutical Inc.	United States	82,400	3,873,624
[a]Vertex Pharmaceuticals Inc.	United States	311,800	35,121,152
[a,b]Zafgen Inc.	United States	297,700	6,341,010
			1,307,113,878
Life Sciences Tools & Services 4.1%
[a]Fluidigm Corp.	United States	476,200	13,809,800
[a]Genfit	France	91,000	4,665,401
[a]Illumina Inc.	United States	260,500	50,167,090
			68,642,291
Pharmaceuticals 12.7%
AbbVie Inc.	United States	134,900	8,560,754
Allergan Inc.	United States	176,100	33,469,566
[a]Aratana Therapeutics Inc.	United States	546,000	6,115,200
[a,g]Celsus Therapeutics PLC, ADR	United Kingdom	289,817	1,637,466
[a]Dermira Inc.	United States	159,200	2,446,904
[a,b]GW Pharmaceuticals PLC, ADR	United Kingdom	87,067	6,421,191

24 | Semiannual Report		franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a,b]Intra-Cellular Therapies Inc.	United States	207,200	$3,211,600
[a]Jazz Pharmaceuticals PLC	United States	156,600	26,440,344
Marinus Pharmaceuticals Inc.	United States	490,600	3,679,500
[a]Nektar Therapeutics	United States	403,819	5,568,664
[a]Nuvo Research Inc.	Canada	112,036	479,245
[a,c]Nuvo Research Inc., 144A	Canada	52,941	226,461
[a]Relypsa Inc.	United States	308,300	6,341,731
[a]Revance Therapeutics Inc.	United States	83,600	1,685,376
[a]Sagent Pharmaceuticals Inc.	United States	654,760	20,716,607
[a]Salix Pharmaceuticals Ltd.	United States	232,700	33,473,895
[a]SciClone Pharmaceuticals Inc.	United States	1,556,060	11,888,298
Shire PLC, ADR	Ireland	177,300	35,424,540
[a]TherapeuticsMD Inc.	United States	1,285,600	5,708,064
			213,495,406
Total Common Stocks and Other Equity Interests
(Cost $893,973,582)			1,589,251,575
Preferred Stocks (Cost $5,065,937) 0.4%
Biotechnology 0.4%
[a,d,e]FibroGen Inc., pfd., E	United States	1,128,271	6,250,621
Total Investments before Short Term Investments
(Cost $899,039,519)			1,595,502,196
Short Term Investments 9.5%
Money Market Funds (Cost $73,898,192) 4.4%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	73,898,192	73,898,192
[i]Investments from Cash Collateral Received for Loaned Securities
(Cost $84,920,123) 5.1%
Money Market Funds 5.1%
[j]BNY Mellon Overnight Government Fund, 0.086%	United States	84,920,123	84,920,123
Total Investments (Cost $1,057,857,834) 104.4%			1,754,320,511
Other Assets, less Liabilities (4.4)%			(73,226,908)
Net Assets 100.0%			$1,681,093,603

See Abbreviations on page 48.

aNon-income producing.
bA portion or all of the security is on loan at October 31, 2014. See Note 1(c).
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of
Trustees. At October 31, 2014, the aggregate value of these securities was $8,536,584, representing 0.51% of net assets.
dSee Note 7 regarding restricted securities.
eAt October 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2014, the value of this security was $759,726, representing
0.05% of net assets.
gSee Note 8 regarding holdings of 5% voting securities.
hSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
iSee Note 1(c) regarding securities on loan.
jThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 25

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Natural Resources Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$39.79	$33.03	$35.81	$44.75	$33.15	$22.55
Income from investment operations[a]:
Net investment income[b]	0.12	0.19	0.08	0.04	0.03	0.01
Net realized and unrealized gains (losses)	(6.62)	6.65	(2.86)	(8.72)	12.21	11.02
Total from investment operations	(6.50)	6.84	(2.78)	(8.68)	12.24	11.03
Less distributions from net investment
income	—	(0.08)	—	(0.26)	(0.64)	(0.43)
Net asset value, end of period	$33.29	$39.79	$33.03	$35.81	$44.75	$33.15

Total return[c]	(16.34)%	20.74%	(7.76)%	(19.36)%	37.31%	49.04%

Ratios to average net assets[d]
Expenses	1.04%[e,f]	1.07%[e,f]	1.08%	1.03%	1.00%	1.04%[f]
Net investment income	0.58%	0.53%	0.26%	0.11%	0.07%	0.02%

Supplemental data
Net assets, end of period (000’s)	$504,788	$624,250	$628,722	$827,693	$1,153,098	$673,662
Portfolio turnover rate	15.30%	21.03%	20.40%	26.75%	23.60%	31.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

26 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$38.39	$32.02	$34.96	$43.87	$32.57	$22.15
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	(0.06)	(0.14)	(0.22)	(0.23)	(0.20)
Net realized and unrealized gains (losses)	(6.36)	6.43	(2.80)	(8.53)	11.98	10.81
Total from investment operations	(6.38)	6.37	(2.94)	(8.75)	11.75	10.61
Less distributions from net investment
income	—	—	—	(0.16)	(0.45)	(0.19)
Net asset value, end of period	$32.01	$38.39	$32.02	$34.96	$43.87	$32.57

Total return[c]	(16.62)%	19.89%	(8.41)%	(19.91)%	36.30%	48.00%

Ratios to average net assets[d]
Expenses	1.74%[e,f]	1.76%[e,f]	1.77%	1.73%	1.70%	1.74%[f]
Net investment income (loss)	(0.12)%	(0.16)%	(0.43)%	(0.59)%	(0.63)%	(0.68)%

Supplemental data
Net assets, end of period (000’s)	$99,331	$126,651	$130,424	$176,036	$241,746	$123,939
Portfolio turnover rate	15.30%	21.03%	20.40%	26.75%	23.60%	31.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 27

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)
	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$42.58	$38.28
Income from investment operations[b]:
Net investment income[c]	0.23	0.19
Net realized and unrealized gains (losses)	(7.10)	4.31
Total from investment operations	(6.87)	4.50
Less distributions from net investment income	—	(0.20)
Net asset value, end of period	$35.71	$42.58

Total return[d]	(16.13)%	11.83%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.54%	0.55%
Expenses net of waiver and payments by affiliates[f]	0.54%[g]	0.53%
Net investment income	1.08%	1.07%

Supplemental data
Net assets, end of period (000’s)	$620	$939
Portfolio turnover rate	15.30%	21.03%

aFor the period September 20, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

28 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Natural Resources Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$42.52	$35.31	$38.17	$47.58	$35.19	$23.94
Income from investment operations[a]:
Net investment income[b]	0.18	0.31	0.21	0.16	0.14	0.10
Net realized and unrealized gains (losses)	(7.07)	7.10	(3.07)	(9.27)	12.98	11.71
Total from investment operations	(6.89)	7.41	(2.86)	(9.11)	13.12	11.81
Less distributions from net investment
income	—	(0.20)	—	(0.30)	(0.73)	(0.56)
Net asset value, end of period	$35.63	$42.52	$35.31	$38.17	$47.58	$35.19

Total return[c]	(16.20)%	21.07%	(7.49)%	(19.10)%	37.70%	49.48%

Ratios to average net assets[d]
Expenses	0.74%[e,f]	0.77%[e,f]	0.78%	0.73%	0.70%	0.74%[f]
Net investment income	0.88%	0.83%	0.56%	0.41%	0.37%	0.32%

Supplemental data
Net assets, end of period (000’s)	$87,170	$94,651	$117,087	$235,810	$243,180	$106,773
Portfolio turnover rate	15.30%	21.03%	20.40%	26.75%	23.60%	31.18%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 29

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Natural Resources Fund
	Country	Shares	Value
Common Stocks 95.2%
Coal & Consumable Fuels 1.0%
[a,b]Energy Coal Resources, 144A	United States	199,375	$—
Peabody Energy Corp.	United States	648,250	6,761,247
			6,761,247
Commodity Chemicals 1.1%
Axiall Corp.	United States	101,000	4,070,300
LyondellBasell Industries NV, A	United States	37,500	3,436,125
			7,506,425
Construction Materials 0.5%
Martin Marietta Materials Inc.	United States	32,000	3,741,440
Diversified Metals & Mining 11.8%
BHP Billiton PLC, ADR	Australia	364,000	18,942,560
First Quantum Minerals Ltd.	Zambia	278,000	4,194,178
Freeport-McMoRan Inc., B	United States	458,000	13,053,000
Glencore PLC	Switzerland	2,308,700	11,815,742
[a]Imperial Metals Corp.	Canada	313,000	2,647,222
MMG Ltd.	Australia	8,128,000	2,724,949
[a]Nautilus Minerals Inc.	Canada	746,000	344,267
PanAust Ltd.	Australia	2,777,687	4,180,101
Rio Tinto PLC, ADR	United Kingdom	224,000	10,745,280
Sandfire Resources NL	Australia	1,002,667	4,950,248
Teck Resources Ltd., B	Canada	499,000	7,874,220
			81,471,767
Diversified Support Services 0.1%
Civeo Corp.	United States	83,600	1,019,084
Fertilizers & Agricultural Chemicals 0.9%
The Mosaic Co.	United States	82,000	3,633,420
Potash Corp. of Saskatchewan Inc.	Canada	77,000	2,631,090
			6,264,510
Gold 4.4%
Agnico Eagle Mines Ltd.	Canada	127,000	2,993,539
[a]AngloGold Ashanti Ltd., ADR	South Africa	270,000	2,232,900
[a]B2Gold Corp.	Canada	2,196,600	3,664,899
Barrick Gold Corp.	Canada	338,000	4,012,060
[a]G-Resources Group Ltd.	Hong Kong	86,108,260	2,109,598
Goldcorp Inc.	Canada	362,000	6,798,360
[a]Newcrest Mining Ltd.	Australia	300,000	2,460,620
Randgold Resources Ltd., ADR	Jersey Islands	81,500	4,744,115
[a]Romarco Minerals Inc.	Canada	3,419,000	1,729,526
			30,745,617
Integrated Oil & Gas 15.4%
BP PLC, ADR	United Kingdom	147,000	6,388,620
Chevron Corp.	United States	182,000	21,830,900
Exxon Mobil Corp.	United States	261,200	25,260,652
Hess Corp.	United States	104,900	8,896,569
Occidental Petroleum Corp.	United States	267,000	23,744,310
Petroleo Brasileiro SA, ADR	Brazil	337,000	3,942,900

30 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, A, ADR	United Kingdom	80,100	$5,750,379
Total SA, B, ADR	France	183,600	10,995,804
			106,810,134
Oil & Gas Drilling 2.5%
Ensco PLC, A	United States	83,119	3,373,800
Noble Corp. PLC	United States	125,000	2,615,000
[a]Pioneer Energy Services Corp.	United States	674,937	6,195,922
Rowan Cos. PLC	United States	201,000	4,878,270
			17,062,992
Oil & Gas Equipment & Services 21.7%
Baker Hughes Inc.	United States	234,100	12,397,936
[a]C&J Energy Services Inc.	United States	269,000	5,194,390
[a]Cameron International Corp.	United States	179,000	10,659,450
[a]Dril-Quip Inc.	United States	63,900	5,747,805
[a]FMC Technologies Inc.	United States	146,000	8,181,840
[a]Forum Energy Technologies Inc.	United States	130,700	3,568,110
Halliburton Co.	United States	381,335	21,026,812
[a]Hornbeck Offshore Services Inc.	United States	167,000	5,120,220
[a]Key Energy Services Inc.	United States	773,800	2,352,352
National Oilwell Varco Inc.	United States	43,000	3,123,520
Oceaneering International Inc.	United States	172,000	12,086,440
[a]Oil States International Inc.	United States	57,000	3,405,180
[a]PHI Inc., non-voting	United States	76,000	3,400,240
[a]RigNet Inc.	United States	129,800	5,639,810
Schlumberger Ltd.	United States	315,804	31,157,223
Superior Energy Services Inc.	United States	447,000	11,242,050
[a]Weatherford International PLC	United States	368,000	6,042,560
			150,345,938
Oil & Gas Exploration & Production 30.8%
Anadarko Petroleum Corp.	United States	270,900	24,863,202
Cabot Oil & Gas Corp., A	United States	528,000	16,420,800
[a]Callon Petroleum Co.	United States	520,000	3,411,200
Canadian Natural Resources Ltd.	Canada	202,300	7,061,110
Cimarex Energy Co.	United States	43,000	4,887,810
[a]Cobalt International Energy Inc.	United States	410,000	4,801,100
[a]Concho Resources Inc.	United States	107,600	11,731,628
Devon Energy Corp.	United States	172,000	10,320,000
[a]Diamondback Energy Inc.	United States	126,000	8,623,440
[a]Eclipse Resources Corp.	United States	295,100	3,868,761
EnCana Corp.	Canada	527,000	9,818,010
EQT Corp.	United States	109,000	10,250,360
[a]Gran Tierra Energy Inc.	Colombia	1,095,000	4,993,200
Marathon Oil Corp.	United States	503,000	17,806,200
[a]Matador Resources Co.	United States	261,246	6,340,441
[a]MEG Energy Corp.	Canada	124,600	3,007,739
Noble Energy Inc.	United States	151,200	8,713,656
[a]Oasis Petroleum Inc.	United States	290,000	8,688,400
[a]Ophir Energy PLC	United Kingdom	952,000	2,822,225
[a]Parsley Energy Inc., A	United States	187,200	3,176,784

franklintempleton.com		Semiannual Report | 31

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (continued)
Pioneer Natural Resources Co.	United States	18,000	$3,403,080
[a]Rex Energy Corp.	United States	785,000	6,154,400
SM Energy Co.	United States	155,000	8,726,500
[a]Southwestern Energy Co.	United States	520,000	16,905,200
Tullow Oil PLC	United Kingdom	443,100	3,443,805
[a]Whiting Petroleum Corp.	United States	44,289	2,712,258
			212,951,309
Oil & Gas Refining & Marketing 4.1%
HollyFrontier Corp.	United States	184,000	8,349,920
Marathon Petroleum Corp.	United States	33,000	2,999,700
Phillips 66	United States	135,500	10,636,750
Valero Energy Corp.	United States	121,000	6,060,890
			28,047,260
Precious Metals & Minerals 0.2%
[a,c]Tahoe Resources Inc., 144A	United States	82,000	1,421,246
Renewable Electricity 0.1%
[a]Alterra Power Corp.	Canada	2,609,800	741,157
Specialty Chemicals 0.6%
Celanese Corp., A	United States	64,500	3,788,085
Total Common Stocks (Cost $568,223,662)			658,678,211
Convertible Preferred Stocks 0.8%
Oil & Gas Exploration & Production 0.8%
Sanchez Energy Corp., 4.875%, cvt. pfd.	United States	71,000	3,392,451
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	42,000	2,165,100
Total Convertible Preferred Stocks (Cost $5,650,000)			5,557,551
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—

		Principal
		Amount

Convertible Bonds (Cost $4,453,000) 0.2%
Diversified Metals & Mining 0.2%
Molycorp Inc., cvt., senior note, 6.00%, 9/01/17	United States	$4,453,000	1,603,080
Total Investments before Short Term Investments
(Cost $580,702,826)			665,838,842

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Short Term Investments 3.9%
Money Market Funds (Cost $25,040,027) 3.6%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	United States	25,040,027	$25,040,027
[e]Investments from Cash Collateral Received for Loaned Securities
(Cost $1,788,800) 0.3%
Money Market Funds 0.3%
[f]BNY Mellon Overnight Government Fund, 0.086%	United States	1,788,800	1,788,800
Total Investments (Cost $607,531,653) 100.1%			692,667,669
Other Assets, less Liabilities (0.1)%			(758,977)
Net Assets 100.0%			$691,908,692

See Abbreviations on page 48.

aNon-income producing.
bSee Note 7 regarding restricted securities.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
At October 31, 2014, the value of this security was $1,421,246, representing 0.21% of net assets.
dSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
eSee Note 1(c) regarding securities on loan.
fThe rate shown is the annualized seven-day yield at period end.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 33

FRANKLIN STRATEGIC SERIES

Financial Statements

Statements of Assets and Liabilities
October 31, 2014 (unaudited)

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$982,307,683	$582,491,626
Cost - Non-controlled affiliated issuers (Note 8)	1,651,959	—
Cost - Sweep Money Fund (Note 3f)	73,898,192	25,040,027
Total cost of investments	$1,057,857,834	$607,531,653
Value - Unaffiliated issuers	$1,678,784,853	$667,627,642
Value - Non-controlled affiliated issuers (Note 8)	1,637,466	—
Value - Sweep Money Fund (Note 3f)	73,898,192	25,040,027
Total value of investments*	1,754,320,511	692,667,669
Receivables:
Investment securities sold (includes securities loaned in the amount of $— and $1,786,244,
respectively)	13,946,776	9,741,836
Capital shares sold	2,274,630	1,402,768
Dividends and interest	550,030	426,495
Other assets	28,004	163
Total assets	1,771,119,951	704,238,931
Liabilities:
Payables:
Investment securities purchased	1,368,789	7,636,177
Capital shares redeemed	2,270,245	2,100,533
Management fees	754,628	289,626
Distribution fees	352,484	205,297
Transfer agent fees	336,474	247,082
Payable upon return of securities loaned	84,920,123	1,788,800
Accrued expenses and other liabilities	23,605	62,724
Total liabilities	90,026,348	12,330,239
Net assets, at value	$1,681,093,603	$691,908,692
Net assets consist of:
Paid-in capital	$920,074,995	$625,445,215
Undistributed net investment income (loss)	(4,968,972)	1,566,795
Net unrealized appreciation (depreciation)	696,462,677	85,135,917
Accumulated net realized gain (loss)	69,524,903	(20,239,235)
Net assets, at value	$1,681,093,603	$691,908,692

*Includes securities loaned	$81,574,882	—

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FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Class A:
Net assets, at value	$1,448,997,221	$504,788,026
Shares outstanding	8,497,532	15,164,877
Net asset value per share[a]	$170.52	$33.29
Maximum offering price per share (net asset value per share ÷ 94.25%)	$180.92	$35.32
Class C:
Net assets, at value	$15,788,222	$99,330,717
Shares outstanding	93,036	3,103,500
Net asset value and maximum offering price per share[a]	$169.70	$32.01
Class R6:
Net assets, at value	$65,588,222	$619,749
Shares outstanding	378,390	17,355
Net asset value and maximum offering price per share	$173.33	$35.71
Advisor Class:
Net assets, at value	$150,719,938	$87,170,200
Shares outstanding	871,793	2,446,763
Net asset value and maximum offering price per share	$172.89	$35.63

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended October 31, 2014 (unaudited)

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Investment income:
Dividends	$945,788	$6,495,749
Interest	—	133,590
Income from securities loaned	1,672,533	139,526
Total investment income	2,618,321	6,768,865
Expenses:
Management fees (Note 3a)	4,265,183	2,006,954
Distribution fees: (Note 3c)
Class A	1,914,415	904,850
Class C	57,972	613,018
Transfer agent fees: (Note 3e)
Class A	1,057,396	676,357
Class C	9,587	135,132
Class R6	290	71
Advisor Class	99,068	109,134
Custodian fees (Note 4)	6,040	7,544
Reports to shareholders	64,856	78,975
Registration and filing fees	86,760	52,192
Professional fees	29,473	23,361
Trustees’ fees and expenses	6,175	4,831
Other	9,464	10,826
Total expenses	7,606,679	4,623,245
Expense reductions (Note 4)	(10)	(8)
Expenses waived/paid by affiliates (Notes 3f and 3g)	(19,376)	(18,652)
Net expenses	7,587,293	4,604,585
Net investment income (loss)	(4,968,972)	2,164,280
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	53,174,843	22,604,812
Foreign currency transactions	(3,483)	(34,050)
Net realized gain (loss)	53,171,360	22,570,762
Net change in unrealized appreciation (depreciation) on:
Investments	360,437,389	(161,691,662)
Translation of other assets and liabilities denominated in foreign currencies	—	1,959
Net change in unrealized appreciation (depreciation)	360,437,389	(161,689,703)
Net realized and unrealized gain (loss)	413,608,749	(139,118,941)
Net increase (decrease) in net assets resulting from operations	$408,639,777	$(136,954,661)

36 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Biotechnology Discovery Fund		Natural Resources Fund
	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(4,968,972)	$(8,789,337)	$2,164,280	$3,888,520
Net realized gain (loss) from investments and
foreign currency transactions	53,171,360	107,458,155	22,570,762	19,694,399
Net change in unrealized appreciation (depreciation)
on investments and translation of other assets
and liabilities denominated in foreign currencies	360,437,389	121,720,853	(161,689,703)	131,394,739
Net increase (decrease) in net assets
resulting from operations	408,639,777	220,389,671	(136,954,661)	154,977,658
Distributions to shareholders from:
Net investment income:
Class A	—	—	—	(1,295,936)
Class R6	—	—	—	(1,339)
Advisor Class	—	—	—	(479,364)
Net realized gains:
Class A	—	(68,524,706)	—	—
Class R6	—	(3,579,787)	—	—
Advisor Class	—	(3,829,703)	—	—
Total distributions to shareholders	—	(75,934,196)	—	(1,776,639)
Capital share transactions: (Note 2)
Class A	(48,113,849)	350,198,470	(19,677,729)	(116,275,300)
Class C	7,067,234	6,094,568	(7,301,379)	(25,999,370)
Class R6	(1,866,102)	44,555,564	(150,000)	886,459
Advisor Class	26,132,626	64,466,934	9,501,813	(41,555,321)
Total capital share transactions	(16,780,091)	465,315,536	(17,627,295)	(182,943,532)
Net increase (decrease) in net assets	391,859,686	609,771,011	(154,581,956)	(29,742,513)
Net assets:
Beginning of period	1,289,233,917	679,462,906	846,490,648	876,233,161
End of period	$1,681,093,603	$1,289,233,917	$691,908,692	$846,490,648
Undistributed net investment income (loss) included
in net assets, end of period	$(4,968,972)	—	$1,566,795	$—
Distributions in excess of net investment income
included in net assets, end of period	$—	$—	$—	$(597,485)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 37

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. Franklin Biotechnology Discovery Fund was closed to new investors with limited exceptions effective at the close of market July 8, 2014.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Funds participate in an agency based securities lending program. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in a non-registered money fund as indicated on the Statements of Investments. The fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the fund. The securities lending agent has agreed to indemnify the fund in the event of default by a third party borrower.

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

d. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2014, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At October 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Biotechnology		Franklin Natural
	Discovery Fund		Resources Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended October 31, 2014
Shares sold	952,636	$136,952,384	1,357,665	$52,763,361
Shares redeemed	(1,288,743)	(185,066,233)	(1,883,005)	(72,441,090)
Net increase (decrease)	(336,107)	$(48,113,849)	(525,340)	$(19,677,729)
Year ended April 30, 2014
Shares sold	5,217,381	$685,233,368	2,604,685	$92,042,342
Shares issued in reinvestment of distributions	515,565	64,316,784	35,605	1,243,317
Shares redeemed	(3,069,325)	(399,351,682)	(5,984,517)	(209,560,959)
Net increase (decrease)	2,663,621	$350,198,470	(3,344,227)	$(116,275,300)
Class C Shares:
Six Months ended October 31, 2014
Shares sold	60,421	$8,570,303	288,862	$10,819,016
Shares redeemed	(9,876)	(1,503,069)	(484,266)	(18,120,395)
Net increase (decrease)	50,545	$7,067,234	(195,404)	$(7,301,379)
Year ended April 30, 2014[a]
Shares sold	44,841	$6,399,029	445,572	$15,263,971
Shares redeemed	(2,350)	(304,461)	(1,219,381)	(41,263,341)
Net increase (decrease)	42,491	$6,094,568	(773,809)	$(25,999,370)
Class R6 Shares:
Six Months ended October 31, 2014
Shares sold	25,394	$3,611,422	1,123	$50,000
Shares redeemed	(34,861)	(5,477,524)	(5,812)	(200,000)
Net increase (decrease)	(9,467)	$(1,866,102)	(4,689)	$(150,000)
Year ended April 30, 2014[b,c]
Shares sold[d,e]	431,359	$50,546,318	22,009	$885,146
Shares issued in reinvestment of distributions	28,341	3,579,477	35	1,313
Shares redeemed	(71,843)	(9,570,231)	—	—
Net increase (decrease)	387,857	$44,555,564	22,044	$886,459
Advisor Class Shares:
Six Months ended October 31, 2014
Shares sold	349,709	$51,121,320	588,315	$24,339,188
Shares redeemed	(173,395)	(24,988,694)	(367,636)	(14,837,375)
Net increase (decrease)	176,314	$26,132,626	220,679	$9,501,813
Year ended April 30, 2014
Shares sold	755,324	$105,199,247	824,952	$31,227,566
Shares issued in reinvestment of distributions	24,447	3,083,964	11,764	438,464
Shares redeemed[d,e]	(325,219)	(43,816,277)	(1,926,993)	(73,221,351)
Net increase (decrease)	454,552	$64,466,934	(1,090,277)	$(41,555,321)

aFor the period March 4, 2014 (effective date) to April 30, 2014 for Franklin Biotechnology Discovery Fund.
bFor the year May 1, 2013 (effective date) to April 30, 2014 for Franklin Biotechnology Discovery Fund.
cFor the period September 20, 2013 (effective date) to April 30, 2014 for Franklin Natural Resources Fund.
dEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6 for Franklin Biotechnology Discovery Fund.
eEffective September 20, 2013, a portion of Advisor Class shares were exchanged into Class R6 for Franklin Natural Resources Fund.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Franklin Biotechnology Discovery Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.775%	up to and including $100 million
0.650%	over $100 million, up to and including $200 million
0.635%	over $200 million, up to and including $250 million
0.585%	over $250 million, up to and including $700 million
0.550%	over $700 million, up to and including $1.2 billion
0.525%	over $1.2 billion, up to and including $7.5 billion
0.515%	over $7.5 billion, up to and including $10 billion
0.505%	over $10 billion, up to and including $12.5 billion
0.495%	over $12.5 billion, up to and including $15 billion
0.475%	in excess of $15 billion.

Effective May 1, 2014, Franklin Biotechnology Discovery Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2014, Franklin Biotechnology Discovery Fund paid fees to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Natural Resources Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

Prior to May 1, 2014, before the combining of the investment management and administrative agreements as approved by the Board, Franklin Biotechnology Discovery Fund paid administrative fees to FT Services based on the fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$333,850	$112,591
CDSC retained	$12,700	$5,511

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2014, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund

Transfer agent fees	$523,445	$467,814

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Funds invest in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Funds are waived on assets invested in the Sweep Money Fund, as noted on the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until August 31, 2015. For Franklin Biotechnology Discovery Fund, there were no Class R6 transfer agent fees waived during the period ended October 31, 2014.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended October 31, 2014, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At April 30, 2014, the capital loss carryforwards were as follows:

Franklin Natural
Resources Fund
Capital loss carryforwards subject to expiration:
2018	$20,161,920
Capital loss carryforwards not subject to expiration:
Short term	1,234,663
Long term	11,789,424
Total capital loss carryforwards	$33,186,007

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund
Cost of investments	$1,061,318,663	$622,489,460

Unrealized appreciation	$749,249,443	$168,649,081
Unrealized depreciation	(56,247,595)	(98,470,872)
Net unrealized appreciation (depreciation)	$693,001,848	$70,178,209

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2014, were as follows:

	Franklin
	Biotechnology	Franklin Natural
	Discovery Fund	Resources Fund

Purchases	$332,817,273	$125,234,273
Sales	$431,344,584	$119,450,377

7. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Restricted Securities (continued)

At October 31, 2014, the Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
1,128,271	FibroGen Inc., pfd., E	5/19/00	$5,065,937	$6,250,621
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	2,882,208
Total Restricted Securities (Value is 0.54% of Net Assets)			$7,663,453	$9,132,829
Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$—
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	—
Total Restricted Securities (Value is 0.00% of Net Assets)			$3,118,103	$—

8. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for Franklin Biotechnology Discovery Fund for the period ended October 31, 2014, were as shown below.

	Number of			Number of
	Shares Held			Shares Held	Value at
	at Beginning	Gross	Gross	at End	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Celsus Therapeutics PLC,
ADR (Value is 0.10% of
Net Assets)	289,817	—	—	289,817	$1,637,466	$ —	$ —

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended October 31, 2014, the Funds did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$1,301,300,182	$2,171,762	$9,892,555	$1,313,364,499
Other Equity Investments[b]	282,137,697	—	—	282,137,697
Short Term Investments	73,898,192	84,920,123	—	158,818,315
Total Investments in Securities	$1,657,336,071	$87,091,885	$9,892,555	$1,754,320,511

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$212,951,309	$5,557,551	$—	$218,508,860
Other Equity Investments[b]	445,726,902	—	—[c]	445,726,902
Convertible Bonds	—	1,603,080	—	1,603,080
Short Term Investments	25,040,027	1,788,800	—	26,828,827
Total Investments in Securities	$683,718,238	$8,949,431	$—	$692,667,669

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at October 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FSS2 P-1 10/14

     SUPPLEMENT DATED OCTOBER 3, 2014 TO THE PROSPECTUS DATED SEPTEMBER 1, 2014 OF

FRANKLIN STRATEGIC SERIES

(Franklin Biotechnology Discovery Fund, Franklin Natural Resources Fund)

The Prospectus is amended as follows:

I. For the Franklin Biotechnology Discovery Fund, “Fund Summary — Average Annual Total Returns” table and the following two paragraphs are revised as follows:

Average Annual Total Returns
(figures reflect sales charges)
For the periods ended December 31, 2013	1 Year	5 Years	10 Years
Franklin Biotechnology Discovery Fund – Class A
Return Before Taxes	58.95%	23.92%	12.30%
Return After Taxes on Distributions	56.11%	22.93%	11.85%
Return After Taxes on Distributions and Sale of Fund Shares	34.91%	19.55%	10.21%
Franklin Biotechnology Discovery Fund – Advisor Class	69.15%	25.71%	13.11%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%
NASDAQ Biotechnology Index (index reflects no deduction for fees,
expenses or taxes)	65.61%	26.57%	12.58%

Performance information for Class C shares and Class R6 shares are not shown because they do not have a full calendar year of operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to its inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

Please keep this supplement with your prospectus for future reference.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
October 31, 2014

Franklin Strategic Income Fund

A SERIES OF FRANKLIN STRATEGIC SERIES

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Franklin Strategic Income Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	12
Financial Statements	41
Notes to Financial Statements	45
Shareholder Information	58

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Semiannual Report

Franklin Strategic Income Fund

This semiannual report for Franklin Strategic Income Fund covers the period ended October 31, 2014.

Your Fund’s Goals and Main Investments

The Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund uses an active asset allocation process and under normal market conditions invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets. The Fund may invest in all varieties of fixed and floating rate income securities, including bonds, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities, convertible securities and municipal securities.

Performance Overview

The Fund’s Class A shares posted a +1.20% cumulative total return for the six months under review. In comparison, the Barclays U.S. Aggregate Index, which represents the U.S. investment-grade fixed rate taxable bond market, generated a +2.35% total return.1 The Lipper Multi-Sector Income Funds Classification Average, which consists of funds chosen by Lipper that seek current income by allocating assets among different fixed income securities sectors, with a significant portion rated below investment grade, produced a +1.28% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The U.S. economy continued to grow during the six-month period ended October 31, 2014. Economic activity expanded in the third quarter, resulting largely from increased federal defense spending and a narrower trade deficit. Manufacturing activity increased through the period under review. The housing market improved as home prices rose and mortgage rates generally moderated. The unemployment rate declined to 5.8% in October 2014 from 6.3% in April, but retail sales generally missed consensus expectations.3 Inflation, as measured by the Consumer Price Index, remained low for the period.

The Federal Reserve Board (Fed) ended its bond buying program in October, after gradually reducing its purchases during the six-month period, based on its view that underlying economic strength could support ongoing progress in labor market conditions. The Fed reaffirmed it would maintain its near-zero interest rate policy for a “considerable time” and stated its actions to normalize monetary policy remained dependent on economic performance. Additionally, the Fed noted that although inflation might remain low in the near term, the likelihood of inflation running persistently below its 2% longer term goal had diminished somewhat since early this year.

The 10-year Treasury yield declined from 2.67% at the beginning of the period to 2.35% on October 31, 2014, as investors shifted to less risky assets given the crises in Ukraine and the Middle East, weak economic data in Europe, record-low bond yields and lower Treasury issuance.

During the period, extensive liquidity creation continued, in particular from the Bank of Japan’s (BOJ’s) commitment to increase inflation, as well as from the European Central Bank’s (ECB’s) interest rate cuts. Economic data among the largest economies appeared better than some of the predictions of a

1. Source: Morningstar.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 10/31/14, this category consisted of 266 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the
Fund’s portfolio.
3. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 17.

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FRANKLIN STRATEGIC INCOME FUND

severe global economic slowdown. Although the rate of China’s growth has declined, we believe recent reforms have improved its quality.

For much of the period, global financial markets appeared more broadly influenced by the pickup in U.S. growth and China’s economic stabilization, in our assessment, than by escalating geopolitical tensions. We continued to see differentiations among specific emerging market economies; some had healthy current account and fiscal balances, with large international reserves, while others struggled with deficits and economic imbalances.

Portfolio Breakdown*

Based on Total Net Assets as of 10/31/14

*Percentages reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors. The breakdown may not match the SOI.

Investment Strategy

The Fund uses an active asset allocation strategy, investing across the fixed income markets in sectors that may include high yield and investment-grade corporate bonds, international developed and emerging market bonds, U.S. government and agency securities, mortgage- and other asset-backed securities, corporate bank loans, convertible securities and preferred stocks, and municipal securities. In addition to our bottom-up fundamental analysis of market sectors, industries and issuers, we evaluate country risk, business cycles, yield curves, and values between and within markets as part of our portfolio construction process. We may also enter into various transactions involving certain currency-, interest rate- or credit-related derivative instruments for hedging purposes, to enhance returns or to obtain exposure to various market sectors.

Dividend Distributions*
5/1/14–10/31/14
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
May	3.47	3.11	3.25	3.81	3.69
June	3.50	3.15	3.28	3.83	3.72
July	3.69	3.33	3.47	4.03	3.92
August	3.65	3.29	3.43	3.98	3.88
September	4.63	4.28	4.41	4.95	4.85
October	5.75	5.39	5.53	6.08	5.97
Total	24.69	22.55	23.37	26.68	26.03

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

In somewhat of a reversal of the trend set during 2013, over the past six months longer term U.S. interest rates moved lower. Initially, weaker first-quarter economic growth following a cold winter led rates lower. However, even as the U.S. economy recovered during the second and third quarters, fairly subdued levels of inflation (helped by declining energy prices) as well as some risk aversion due to geopolitical conflicts from Russia and the Middle East helped cause rates to remain low by period-end. The Fed announced the end of new asset purchases as part of its quantitative easing (QE) program, but an expected ramp-up in QE by the ECB and the BOJ also maintained global demand for G-3 (U.S., eurozone and Japan) government bonds. Overall, the 10-year Treasury yield fell from 2.67% to 2.35% by period-end. Although periods of risk aversion did contribute to financial market volatility, over the past six months domestic equity markets rose, with the Standard & Poor’s 500 Index gaining 8.22%, supported by corporate earnings and an outlook for improving U.S. economic growth for the balance of the year and into 2015.1

The Fund posted a positive total return for the review period, while lagging the Barclays U.S. Aggregate Index and performing generally in line with the Lipper Multi-Sector Income Funds

1. Source: Morningstar.

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Classification Average. Given the decline in longer term rates during the period, longer duration U.S. fixed income securities performed well. Additionally, high yield corporate bonds underperformed U.S. Treasuries, as did certain non-U.S. dollar government bond sectors due to a stronger U.S. dollar. Consequently, relative to its benchmarks, the Fund’s heavier weighting to high yield and global bonds detracted from performance, as did the Fund’s lesser exposure to U.S. interest rate duration. The Fund’s currency positions produced mixed results. The Fund’s longer duration municipal bond and investment-grade corporate holdings added to returns, as did exposure to the leveraged bank loan sector.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

In the corporate sectors, credit fundamentals remained largely supportive, with growing corporate earnings and relatively subdued default rates. However, several years into the economic recovery, management teams have been getting more comfortable taking on incremental leverage for certain capital projects, mergers and acquisitions activity, and shareholder remuneration. Moreover, weakness in certain commodity prices, including coal, iron ore and oil, negatively impacted sentiment in the mining and energy sectors during the reporting period. Finally, relatively robust new-issue supply combined with retail fund outflows in the high yield and leveraged loans sectors also added some downward pressure on security prices. Overall, with a still supportive fundamental backdrop, the Fund increased its exposure to high yield bonds and leveraged loans during the period. On the other hand, as investment-grade corporate bonds tend to have longer interest rate duration and performed well during the period, the Fund reduced its exposure to such bonds.

Internationally, given the stronger outlook for the U.S. economy compared to other foreign developed markets, the broad trade-weighted U.S. dollar rallied during the period. As a result, the Fund’s position in certain non-U.S. dollar global bonds and currencies detracted from performance, with particular weakness in the Brazilian real, Chilean peso and Uruguayan peso. On the other hand, the Fund’s short position in the Japanese yen, achieved through currency forward contracts, added to returns, as that currency declined relative to the U.S. dollar over the past six months. The Fund maintained a fairly modest exposure to hard-currency emerging market bonds considering current valuations.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

With the decline in longer term U.S. rates, the more rate-sensitive fixed income sectors, including Treasuries, agencies and mortgage-backed securities, generally posted positive returns during the period. The Fund maintained lower exposure to these sectors, preferring higher income opportunities in the corporate and global bond markets.

The combination of lower U.S. interest rates and some inflows into dedicated municipal bond funds helped support the Fund’s performance in this sector. However, concerns regarding Puerto Rico’s debt burden as well as the country’s prospective treatment of certain municipal obligations in a restructuring scenario put pressure on select issues from that U.S. commonwealth.

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Thank you for your continued participation in Franklin Strategic Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FRSTX)	$10.45	$10.57	-$	0.12
C (FSGCX)	$10.44	$10.57	-$	0.13
R (FKSRX)	$10.41	$10.54	-$	0.13
R6 (FGKNX)	$10.46	$10.58	-$	0.12
Advisor (FKSAX)	$10.46	$10.58	-$	0.12

Distributions (5/1/14–10/31/14)
Dividend
Share Class	Income
A	$0.2469
C	$0.2255
R	$0.2337
R6	$0.2668
Advisor	$0.2603

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Semiannual Report | 7

FRANKLIN STRATEGIC INCOME FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual
Share Class		Total Return[2]		Total Return[3]		Total Return (9/30/14)[4]	Operating Expenses[5]
A							0.86%
6-Month	+	1.20%		-3.11%
1-Year	+	4.01%		-0.40%	+	0.88%
5-Year	+	39.59%	+	5.97%	+	6.06%
10-Year	+	82.75%	+	5.76%	+	5.90%
C							1.26%
6-Month	+	0.90%		-0.09%
1-Year	+	3.50%	+	2.51%	+	3.80%
5-Year	+	36.73%	+	6.46%	+	6.53%
10-Year	+	75.46%	+	5.78%	+	5.93%
R							1.11%
6-Month	+	0.98%	+	0.98%
1-Year	+	3.67%	+	3.67%	+	4.97%
5-Year	+	37.73%	+	6.61%	+	6.69%
10-Year	+	78.19%	+	5.95%	+	6.10%
R6							0.48%
6-Month	+	1.39%	+	1.39%
1-Year	+	4.40%	+	4.40%	+	5.71%
Since Inception (5/1/13)	+	4.33%	+	2.87%	+	2.62%
Advisor							0.61%
6-Month	+	1.33%	+	1.33%
1-Year	+	4.27%	+	4.27%	+	5.57%
5-Year	+	41.30%	+	7.16%	+	7.23%
10-Year	+	87.46%	+	6.49%	+	6.63%

	Distribution	30-Day Standardized Yield[7]
Share Class	Rate6	(with waiver)	(without waiver)
A	4.30%	3.63%	3.62%
C	4.09%	3.38%	3.38%
R	4.26%	3.54%	3.52%
R6	4.87%	4.18%	4.17%
Advisor	4.74%	4.06%	4.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower rated securities held in the portfolio. Floating rate loans and high yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal — a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on the sum of the respective class’s dividend distributions over the past 12 months and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 10/31/14.
7. The 30-day standardized yield for the 30 days ended 10/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

franklintempleton.com Semiannual Report | 9

FRANKLIN STRATEGIC INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

10 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC INCOME FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,012.00	$4.28
Hypothetical (5% return before expenses)	$1,000	$1,020.96	$4.29
C
Actual	$1,000	$1,009.00	$6.29
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.33
R
Actual	$1,000	$1,009.80	$5.54
Hypothetical (5% return before expenses)	$1,000	$1,019.66	$5.56
R6
Actual	$1,000	$1,013.90	$2.39
Hypothetical (5% return before expenses)	$1,000	$1,022.84	$2.40
Advisor
Actual	$1,000	$1,013.30	$3.01
Hypothetical (5% return before expenses)	$1,000	$1,022.18	$3.02

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.84%;
C: 1.24%; R: 1.09%; R6: 0.47%; and Advisor: 0.59%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com Semiannual Report | 11

FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Strategic Income Fund
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.57	$10.86	$10.48	$10.68	$10.30	$8.83
Income from investment operations[a]:
Net investment income[b]	0.20	0.44	0.45	0.50	0.55	0.55
Net realized and unrealized gains (losses)	(0.07)	(0.18)	0.54	(0.10)	0.39	1.45
Total from investment operations	0.13	0.26	0.99	0.40	0.94	2.00
Less distributions from:
Net investment income and net foreign
currency gains	(0.25)	(0.45)	(0.57)	(0.60)	(0.56)	(0.53)
Net realized gains	—	(0.10)	(0.04)	—	—	—
Total distributions	(0.25)	(0.55)	(0.61)	(0.60)	(0.56)	(0.53)
Net asset value, end of period	$10.45	$10.57	$10.86	$10.48	$10.68	$10.30

Total return[c]	1.20%	2.52%	9.70%	3.97%	9.41%	23.15%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.85%	0.86%	0.87%	0.89%	0.88%	0.88%
Expenses net of waiver and payments by
affiliates	0.84%	0.86%[f]	0.87%	0.89%	0.88%	0.88%
Net investment income	3.82%	4.16%	4.21%	4.81%	5.26%	5.70%

Supplemental data
Net assets, end of period (000’s)	$5,367,275	$5,182,490	$4,966,834	$3,757,100	$3,288,814	$2,809,864
Portfolio turnover rate	28.28%	54.11%	47.27%	36.11%	66.78%	55.79%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	28.28%	54.11%	44.33%	36.11%	66.78%	55.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur-
chases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2014		Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.57	$10.85	$10.48	$10.68	$10.30	$8.83
Income from investment operations[a]:
Net investment income[b]	0.18	0.40	0.41	0.46	0.50	0.52
Net realized and unrealized gains (losses)	(0.08)	(0.17)	0.53	(0.10)	0.40	1.44
Total from investment operations	0.10	0.23	0.94	0.36	0.90	1.96
Less distributions from:
Net investment income and net foreign
currency gains	(0.23)	(0.41)	(0.53)	(0.56)	(0.52)	(0.49)
Net realized gains	—	(0.10)	(0.04)	—	—	—
Total distributions	(0.23)	(0.51)	(0.57)	(0.56)	(0.52)	(0.49)
Net asset value, end of period	$10.44	$10.57	$10.85	$10.48	$10.68	$10.30

Total return[c]	0.90%	2.20%	9.17%	3.56%	8.98%	22.64%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.25%	1.26%	1.27%	1.29%	1.28%	1.28%
Expenses net of waiver and payments by
affiliates	1.24%	1.26%[f]	1.27%	1.29%	1.28%	1.28%
Net investment income	3.42%	3.76%	3.81%	4.41%	4.86%	5.30%

Supplemental data
Net assets, end of period (000’s)	$2,157,765	$2,109,049	$2,108,962	$1,569,746	$1,358,857	$1,107,436
Portfolio turnover rate	28.28%	54.11%	47.27%	36.11%	66.78%	55.79%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	28.28%	54.11%	44.33%	36.11%	66.78%	55.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur-
chases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.54	$10.82	$10.45	$10.65	$10.27	$8.81
Income from investment operations[a]:
Net investment income[b]	0.19	0.41	0.42	0.47	0.52	0.53
Net realized and unrealized gains (losses)	(0.09)	(0.17)	0.53	(0.10)	0.39	1.43
Total from investment operations	0.10	0.24	0.95	0.37	0.91	1.96
Less distributions from:
Net investment income and net foreign
currency gains	(0.23)	(0.42)	(0.54)	(0.57)	(0.53)	(0.50)
Net realized gains	—	(0.10)	(0.04)	—	—	—
Total distributions	(0.23)	(0.52)	(0.58)	(0.57)	(0.53)	(0.50)
Net asset value, end of period	$10.41	$10.54	$10.82	$10.45	$10.65	$10.27

Total return[c]	0.98%	2.36%	9.36%	3.72%	9.17%	22.77%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.10%	1.11%	1.12%	1.14%	1.13%	1.13%
Expenses net of waiver and payments by
affiliates	1.09%	1.11%[f]	1.12%	1.14%	1.13%	1.13%
Net investment income	3.57%	3.91%	3.96%	4.56%	5.01%	5.45%

Supplemental data
Net assets, end of period (000’s)	$231,784	$227,359	$260,647	$249,662	$234,775	$194,901
Portfolio turnover rate	28.28%	54.11%	47.27%	36.11%	66.78%	55.79%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	28.28%	54.11%	44.33%	36.11%	66.78%	55.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur-
chases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN STRATEGIC SERIES
	FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.58	$10.87
Income from investment operations[b]:
Net investment income[c]	0.22	0.49
Net realized and unrealized gains (losses)	(0.07)	(0.19)
Total from investment operations	0.15	0.30
Less distributions from:
Net investment income and net foreign currency gains	(0.27)	(0.49)
Net realized gains	—	(0.10)
Total distributions	(0.27)	(0.59)
Net asset value, end of period	$10.46	$10.58

Total return[d]	1.39%	2.90%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.48%	0.48%
Expenses net of waiver and payments by affiliates	0.47%	0.48%[g]
Net investment income	4.19%	4.54%

Supplemental data
Net assets, end of period (000’s)	$258,951	$247,007
Portfolio turnover rate	28.28%	54.11%

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur-
chases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Strategic Income Fund (continued)
	Six Months Ended
	October 31, 2014			Year Ended April 30,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.58	$10.86	$10.49	$10.69	$10.31	$8.84
Income from investment operations[a]:
Net investment income[b]	0.22	0.47	0.48	0.53	0.57	0.58
Net realized and unrealized gains (losses)	(0.08)	(0.17)	0.53	(0.10)	0.39	1.44
Total from investment operations	0.14	0.30	1.01	0.43	0.96	2.02
Less distributions from:
Net investment income and net foreign
currency gains	(0.26)	(0.48)	(0.60)	(0.63)	(0.58)	(0.55)
Net realized gains	—	(0.10)	(0.04)	—	—	—
Total distributions	(0.26)	(0.58)	(0.64)	(0.63)	(0.58)	(0.55)
Net asset value, end of period	$10.46	$10.58	$10.86	$10.49	$10.69	$10.31

Total return[c]	1.33%	2.87%	9.87%	4.22%	9.67%	23.45%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.60%	0.61%	0.62%	0.64%	0.63%	0.63%
Expenses net of waiver and payments by
affiliates	0.59%	0.61%[f]	0.62%	0.64%	0.63%	0.63%
Net investment income	4.07%	4.41%	4.46%	5.06%	5.51%	5.95%

Supplemental data
Net assets, end of period (000’s)	$1,159,672	$1,010,755	$956,001	$713,659	$589,220	$346,585
Portfolio turnover rate	28.28%	54.11%	47.27%	36.11%	66.78%	55.79%
Portfolio turnover rate excluding mortgage
dollar rolls[g]	28.28%	54.11%	44.33%	36.11%	66.78%	55.79%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repur-
chases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.
gSee Note 1(h) regarding mortgage dollar rolls.

16 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)
Franklin Strategic Income Fund
		Shares/
	Country	Units		Value
Common Stocks and Other Equity Interests 1.1%
Consumer Services 0.1%
[a,b,c]Turtle Bay Resort	United States	5,579,939		$7,532,919
Diversified Financials 1.0%
iShares iBoxx High Yield Corporate Bond, ETF	United States	1,000,000		92,530,000
Materials 0.0%†
NewPage Holdings Inc.	United States	28,000		2,576,000
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	1,570		1,452,222
Total Common Stocks and Other Equity Interests
(Cost $104,492,417)				104,091,141
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		78,120
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		3,143,668
Total Convertible Preferred Stocks (Cost $5,149,789)				3,221,788
Preferred Stocks (Cost $3,845,000) 0.0%†
Diversified Financials 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800		4,111,074

		Principal
		Amount*

Corporate Bonds 35.5%
Automobiles & Components 0.4%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	9,000,000	EUR	11,901,982
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	20,000,000		21,500,000
				33,401,982
Banks 2.6%
Bank of America Corp.,
[e]junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		23,980,000
senior note, 5.65%, 5/01/18	United States	10,000,000		11,172,650
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000		7,400,250
5.00%, 8/15/22	United States	18,000,000		18,900,000
[d]144A, 6.625%, 4/01/18	United States	7,000,000		7,691,250
Citigroup Inc.,
[e]junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	6,900,000		6,874,125
senior note, 3.875%, 10/25/23	United States	20,000,000		20,619,300
sub. bond, 5.50%, 9/13/25	United States	10,000,000		11,100,120
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,150,425
JPMorgan Chase & Co.,
[e]junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		9,962,500
[e]junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	5,000,000		4,943,750
[e]junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000		5,025,000
senior note, 4.25%, 10/15/20	United States	10,000,000		10,741,410
senior note, 3.25%, 9/23/22	United States	5,000,000		5,013,615
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,771,970
sub. note, 3.875%, 9/10/24	United States	10,000,000		9,970,980

franklintempleton.com Semiannual Report | 17

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Banks (continued)
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000		$11,273,040
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	10,000,000		10,850,000
5.125%, 5/28/24	United Kingdom	2,600,000		2,611,375
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	18,617,608
[e]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24,
FRN thereafter, Perpetual	United States	28,000,000		28,856,800
				240,526,168
Capital Goods 0.9%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	18,000,000		19,383,750
7.75%, 2/01/20	Spain	2,600,000		2,723,500
[d]AECOM Technology Corp.,
senior bond, 144A, 5.875%, 10/15/24	United States	3,500,000		3,710,000
senior note, 144A, 5.75%, 10/15/22	United States	3,300,000		3,465,000
[d]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	10,000,000	EUR	13,678,818
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		4,240,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	12,200,000		12,587,350
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000		15,675,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000		4,140,000
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		4,065,000
				83,668,418
Commercial & Professional Services 0.0%†
[d]Algeco Scotsman Global Finance PLC, first lien, 144A, 9.00%, 10/15/18	United Kingdom	1,700,000	EUR	2,214,856
Consumer Durables & Apparel 1.0%
[d]Financiere Gaillon 8 SAS, senior note, 144A, 7.00%, 9/30/19	France	15,000,000	EUR	18,132,660
[d]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	25,100,000		25,319,625
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000		2,273,250
senior note, 4.75%, 5/15/19	United States	9,400,000		9,353,000
senior note, 7.00%, 12/15/21	United States	13,300,000		14,264,250
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	2,200,000		2,301,750
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	10,300,000		10,969,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	14,300,000		12,655,500
				95,269,535
Consumer Services 1.1%
[d]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A,
6.00%, 4/01/22	Canada	20,000,000		20,375,000
Caesars Entertainment Operating Co. Inc., senior secured note, first lien,
11.25%, 6/01/17	United States	25,000,000		18,875,000
9.00%, 2/15/20	United States	1,900,000		1,444,000
9.00%, 2/15/20	United States	2,000,000		1,510,000
[d,f]Financiere Quick SAS,
144A, FRN, 7.582%, 10/15/19	France	6,600,000	EUR	6,752,835
secured note, 144A, FRN, 4.832%, 4/15/19	France	6,900,000	EUR	7,773,423
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	15,000,000		15,430,500
7.50%, 6/01/16	United States	1,000,000		1,077,500
10.00%, 11/01/16	United States	1,000,000		1,137,500

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Consumer Services (continued)
MGM Resorts International, senior note, (continued)
8.625%, 2/01/19	United States	700,000		$813,750
6.75%, 10/01/20	United States	1,800,000		1,980,000
6.625%, 12/15/21	United States	10,000,000		11,000,000
7.75%, 3/15/22	United States	2,000,000		2,310,000
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	United States	4,900,000		5,267,500
senior sub. note, 7.75%, 4/01/22	United States	2,200,000		2,414,500
				98,161,508
Diversified Financials 1.9%
[d]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
144A, 5.00%, 10/01/21	Netherlands	10,600,000		11,010,750
Ally Financial Inc.,
senior bond, 5.125%, 9/30/24	United States	4,200,000		4,378,500
senior note, 7.50%, 9/15/20	United States	28,000,000		33,390,000
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter,
5/24/28	Germany	33,000,000		32,051,250
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	10,000,000		10,712,500
General Electric Capital Corp.,
senior note, A, 8.50%, 4/06/18	United States	94,000,000	MXN	7,818,642
sub. note, 5.30%, 2/11/21	United States	15,000,000		17,043,780
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	4,000,000		4,650,000
Navient LLC, senior note,
8.45%, 6/15/18	United States	14,100,000		16,165,650
5.50%, 1/15/19	United States	16,000,000		16,630,080
6.125%, 3/25/24	United States	10,000,000		10,350,100
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	4,000,000		4,200,000
5.875%, 3/15/22	United States	10,000,000		10,650,000
				179,051,252
Energy 8.2%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	8,900,000		9,456,250
6.125%, 7/15/22	United States	7,300,000		7,975,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	25,000,000		24,109,375
[d]California Resources Corp.,
senior bond, 144A, 6.00%, 11/15/24	United States	8,400,000		8,631,000
senior note, 144A, 5.50%, 9/15/21	United States	8,400,000		8,578,500
CGG SA, senior note,
7.75%, 5/15/17	France	3,429,000		3,334,703
6.50%, 6/01/21	France	10,000,000		8,075,000
[d]144A, 5.875%, 5/15/20	France	3,500,000	EUR	3,712,710
[d]144A, 6.875%, 1/15/22	France	10,000,000		8,131,250
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	8,000,000		8,480,000
8.25%, 9/01/21	United States	8,000,000		8,080,000
7.625%, 11/15/22	United States	1,400,000		1,372,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000		5,337,500
senior secured note, first lien, 9.25%, 10/15/20	Canada	16,200,000		17,354,250

franklintempleton.com Semiannual Report | 19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Chesapeake Energy Corp., senior note,
7.25%, 12/15/18	United States	1,000,000	$1,151,250
6.625%, 8/15/20	United States	16,000,000	18,120,000
6.125%, 2/15/21	United States	6,000,000	6,690,000
5.75%, 3/15/23	United States	14,000,000	15,400,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	22,000,000	21,917,500
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	8,000,000	8,470,000
6.375%, 3/01/21	United States	1,600,000	1,664,000
[d]144A, 5.875%, 4/15/22	United States	15,000,000	15,281,250
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	30,000,000	34,650,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,954,710
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	15,000,000	14,775,000
7.50%, 12/15/21	United States	2,100,000	1,753,500
[d]144A, 6.875%, 3/15/24	United States	15,000,000	11,887,500
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	15,000,000	13,509,375
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., senior note,
6.125%, 6/15/19	United States	1,100,000	1,205,875
6.625%, 5/01/21	United States	2,562,000	2,808,464
6.75%, 2/01/22	United States	1,295,000	1,437,450
6.875%, 2/15/23	United States	3,816,000	4,325,207
[d,g]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000	8,390,000
senior note, 144A, 5.092%, 11/29/15	Russia	7,000,000	7,124,110
senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000	18,646,400
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	4,000,000	3,357,500
8.875%, 5/15/21	United States	15,000,000	12,375,000
9.25%, 2/15/22	United States	5,300,000	4,332,750
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%,
1/15/18	United States	17,000,000	18,721,250
Kinder Morgan Inc.,
senior bond, 6.50%, 9/15/20	United States	9,000,000	10,282,500
senior note, 7.00%, 6/15/17	United States	3,500,000	3,911,250
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	3,000,000	2,820,000
6.25%, 11/01/19	United States	8,000,000	7,400,000
8.625%, 4/15/20	United States	10,000,000	10,075,000
7.75%, 2/01/21	United States	10,000,000	9,850,000
6.50%, 9/15/21	United States	2,500,000	2,300,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	35,000,000	31,918,425
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	18,200,000	18,655,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	15,000,000	12,825,000
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	10,400,000	10,868,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	10,000,000	8,300,000
senior secured note, first lien, 7.50%, 11/01/19	United States	15,000,000	13,106,250
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	20,000,000	21,025,000

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Energy (continued)
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	2,000,000	$2,070,000
6.00%, 11/15/18	United States	5,000,000	4,862,500
6.50%, 9/15/20	United States	8,300,000	7,947,250
6.25%, 11/15/21	United States	20,000,000	19,012,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	15,000,000	14,737,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance
Corp., senior note,
8.375%, 6/01/20	United States	6,540,000	7,259,400
6.50%, 5/15/21	United States	5,000,000	5,350,000
QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	16,950,000	19,195,875
Quicksilver Resources Inc.,
[d,f]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	12,000,000	10,965,000
senior note, 9.125%, 8/15/19	United States	5,000,000	2,525,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,200,000
senior note, 5.875%, 3/01/22	United States	1,300,000	1,391,000
senior note, 5.00%, 10/01/22	United States	4,100,000	4,187,125
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	24,000,000	25,260,000
first lien, 5.625%, 4/15/23	United States	6,200,000	6,463,500
[d]senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	3,300,000	3,427,875
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	28,000,000	20,440,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	12,600,000	12,915,000
[d]144A, 6.125%, 1/15/23	United States	10,000,000	9,550,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	22,000,000	21,560,000
			749,231,829
Food & Staples Retailing 0.2%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	15,000,000	15,118,575
Food, Beverage & Tobacco 0.9%
[d]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000	5,598,125
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	10,600,000	10,679,500
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	15,288,000	15,364,440
[d]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	6,889,250
senior note, 144A, 8.25%, 2/01/20	United States	15,600,000	16,770,000
senior note, 144A, 7.25%, 6/01/21	United States	4,500,000	4,815,000
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	15,800,000	15,819,750
6.00%, 12/15/22	United States	3,700,000	3,579,750
[d]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	2,500,000	2,579,688
5.875%, 8/01/21	United States	2,000,000	2,132,500
			84,228,003
Health Care Equipment & Services 1.6%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	4,900,000	5,083,750
[d]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	4,100,000	4,268,613

franklintempleton.com

Semiannual Report | 21

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Health Care Equipment & Services (continued)
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,200,000		$11,041,500
senior note, 7.125%, 7/15/20	United States	6,000,000		6,502,500
[d]senior note, 144A, 6.875%, 2/01/22	United States	3,300,000		3,568,125
senior secured note, 5.125%, 8/15/18	United States	6,000,000		6,255,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000		10,218,750
senior note, 5.75%, 8/15/22	United States	10,000,000		10,637,500
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	3,000,000		3,176,250
senior note, 7.50%, 2/15/22	United States	8,100,000		9,426,375
senior note, 5.875%, 5/01/23	United States	15,000,000		16,162,500
senior secured bond, 7.25%, 9/15/20	United States	1,700,000		1,806,250
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000		10,375,000
senior secured note, 5.875%, 3/15/22	United States	10,000,000		11,000,000
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	2,700,000		2,909,250
senior note, 8.125%, 4/01/22	United States	8,400,000		9,649,500
[d]senior note, 144A, 5.00%, 3/01/19	United States	6,700,000		6,725,125
[d]senior note, 144A, 5.50%, 3/01/19	United States	15,300,000		15,720,750
				144,526,738
Insurance 0.8%
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter,
12/15/66	United States	15,000,000		16,931,250
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to
3/15/22, FRN thereafter, 3/15/72	Japan	20,000,000		23,271,800
[d]Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN
thereafter, 10/16/44	Japan	35,000,000		36,646,400
				76,849,450
Materials 4.2%
ArcelorMittal, senior note,
6.00%, 3/01/21	Luxembourg	20,000,000		21,486,200
6.75%, 2/25/22	Luxembourg	15,000,000		16,674,375
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,425,000
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	2,000,000		2,020,000
senior note, 144A, 7.00%, 11/15/20	Luxembourg	1,764,706		1,808,823
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000		2,461,500
senior note, 144A, 6.00%, 6/30/21	Luxembourg	3,100,000		3,080,625
[f]senior secured note, 144A, FRN, 3.234%, 12/15/19	Luxembourg	8,700,000		8,558,625
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		13,106,250
Celanese US Holdings LLC, senior note, 3.25%, 10/15/19	United States	7,900,000	EUR	10,119,270
[d]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	1,400,000		1,620,500
6.00%, 4/01/24	Mexico	5,800,000		5,916,000
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		14,700,000
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		10,375,000
senior secured note, 144A, 9.00%, 1/11/18	Mexico	5,000,000		5,284,375

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Materials (continued)
[d]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	13,700,000	EUR $	18,514,586
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	15,000,000		14,587,500
7.00%, 2/15/21	Canada	20,000,000		19,725,000
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	2,000,000		2,046,250
6.875%, 2/01/18	Australia	5,333,333		5,460,000
8.25%, 11/01/19	Australia	20,000,000		20,825,000
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	7,500,000		7,480,890
4.625%, 4/29/24	Switzerland	5,000,000		5,070,500
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	700,000		752,937
7.50%, 5/01/20	Switzerland	2,000,000		2,140,000
[d]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	6,800,000		6,885,000
6.50%, 8/15/18	Switzerland	6,100,000	EUR	7,784,940
5.75%, 2/15/19	Switzerland	2,800,000	EUR	3,509,800
5.875%, 2/15/19	Switzerland	1,100,000		1,103,437
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	12,000,000	EUR	15,483,106
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		9,416,250
8.75%, 12/15/20	Canada	8,000,000		8,770,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,897,000
senior note, 8.50%, 5/15/18	United States	14,000,000		14,577,500
senior note, 9.00%, 4/15/19	United States	1,000,000		1,050,000
senior note, 9.875%, 8/15/19	United States	400,000		437,000
senior note, 8.25%, 2/15/21	United States	10,000,000		10,800,000
senior secured note, 7.125%, 4/15/19	United States	5,000,000		5,206,250
[d]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	4,000,000		4,355,000
6.50%, 12/01/20	United States	4,000,000		4,470,000
8.375%, 9/15/21	United States	4,000,000		4,550,000
[d]Steel Dynamics Inc.,
senior bond, 144A, 5.50%, 10/01/24	United States	9,700,000		10,282,000
senior note, 144A, 5.125%, 10/01/21	United States	9,200,000		9,522,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	10,523,132
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Switzerland	25,000,000		26,821,625
				381,683,246
Media 3.7%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,397,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	10,000,000		10,100,000
senior note, 8.125%, 4/30/20	United States	5,000,000		5,312,500
senior note, 6.50%, 4/30/21	United States	8,000,000		8,470,000
[h]CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	8,900,000		8,989,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,105,000
senior note, 6.50%, 11/15/22	United States	5,000,000		5,200,000

franklintempleton.com		Semiannual Report | 23

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Media (continued)
Clear Channel Worldwide Holdings Inc. (continued)
senior sub. note, 7.625%, 3/15/20	United States	900,000		$954,000
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,840,000
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	6,000,000		6,817,500
senior note, 6.75%, 11/15/21	United States	22,000,000		24,557,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,987,500
senior note, 7.125%, 2/01/16	United States	13,000,000		13,861,250
senior note, 6.75%, 6/01/21	United States	4,000,000		4,450,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,187,500
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	19,200,000		20,736,000
[d]senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,898,000
senior note, 5.125%, 7/15/20	United States	9,800,000		10,192,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		23,889,250
[d]senior secured note, 144A, 9.00%, 9/15/22	United States	8,100,000		8,160,750
[d]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	16,500,000		16,799,062
[d]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000		15,257,000
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	Germany	3,700,000	EUR	5,061,163
senior secured note, 144A, 5.625%, 4/15/23	Germany	1,900,000	EUR	2,587,127
[d]Unitymedia KabelBW GmbH,
senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		18,832,500
senior secured note, 144A, 9.50%, 3/15/21	Germany	7,000,000	EUR	9,887,764
[d]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	3,622,000		4,038,530
senior secured note, 144A, 6.875%, 5/15/19	United States	5,000,000		5,268,750
senior secured note, 144A, 7.875%, 11/01/20	United States	11,000,000		11,948,750
senior secured note, 144A, 5.125%, 5/15/23	United States	2,000,000		2,125,000
[d]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	3,000,000	EUR	4,070,741
[d]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	8,000,000	EUR	10,565,099
[d]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	5,000,000		5,459,375
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	6,400,000		6,608,000
[d]Virgin Media Finance PLC, senior bond, 144A, 6.375%,
4/15/23	United Kingdom	500,000		531,250
10/15/24	United Kingdom	9,600,000	GBP	15,646,533
[d]Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,455,000
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	4,300,000		4,477,375
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	7,600,000		7,999,000
				342,723,269
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
[d]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	8,000,000		8,220,000
[d]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	3,200,000		3,336,000
[d,i]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	24,100,000		24,732,625
[d]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	10,800,000		11,596,500
5.625%, 12/01/21	United States	5,000,000		4,962,500

24 | Semiannual Report			franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		$17,098,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	15,000,000		14,881,290
				84,826,915
Real Estate 0.1%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	5,000,000		5,143,750
Retailing 0.3%
[d]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	South Africa	1,800,000	EUR	1,112,536
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	15,968,218
[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	9,100,000	GBP	15,187,932
				32,268,686
Software & Services 1.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	25,000,000		24,062,500
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	20,000,000		20,725,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,420,000
senior note, 11.25%, 1/15/21	United States	3,218,000		3,716,790
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	28,000,000		30,520,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	9,500,000		10,165,000
				91,609,290
Technology Hardware & Equipment 0.2%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	20,000,000		20,700,000
[d,i]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,903,500
				22,603,500
Telecommunication Services 3.4%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	2,000,000		2,227,500
senior note, 6.00%, 4/01/17	United States	12,000,000		12,885,000
senior note, 6.45%, 6/15/21	United States	4,100,000		4,510,000
senior note, 5.80%, 3/15/22	United States	2,000,000		2,130,000
[d]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	Bermuda	12,000,000		12,577,500
7.125%, 4/01/22	Bermuda	3,000,000		3,024,375
[d]Digicel Ltd., senior note, 144A,
8.25%, 9/01/17	Bermuda	1,000,000		1,028,750
6.00%, 4/15/21	Bermuda	10,000,000		10,125,000
[d]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Japan	5,800,000		6,162,500
8.375%, 4/01/18	Japan	2,200,000	EUR	2,933,503
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	10,000,000		10,800,000
senior note, 8.50%, 4/15/20	United States	14,000,000		16,205,000
senior note, 8.75%, 4/15/22	United States	6,000,000		6,960,000
senior note, 7.125%, 1/15/23	United States	2,000,000		2,140,000
senior note, 7.875%, 1/15/27	United States	3,975,000		4,153,875
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	10,000,000		10,575,000
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		3,011,250
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		16,050,000
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		9,776,250

franklintempleton.com		Semiannual Report | 25

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Corporate Bonds (continued)
Telecommunication Services (continued)
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	14,200,000		$15,256,125
[d,i] Mobile Challenger Intermediate Group SA, secured note, 144A, PIK,
8.75%, 3/15/19	Switzerland	3,650,000	EUR	4,655,342
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	3,900,000	EUR	5,117,805
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	6,700,000	EUR	8,744,886
[d]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	2,700,000		2,784,375
senior note, 144A, 7.875%, 9/15/23	United States	4,700,000		5,099,500
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	17,000,000		19,252,500
6.00%, 11/15/22	United States	10,000,000		10,012,500
[d]144A, 9.00%, 11/15/18	United States	8,000,000		9,430,000
[d]144A, 7.00%, 3/01/20	United States	5,000,000		5,602,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	3,500,000		3,675,000
senior bond, 6.375%, 3/01/25	United States	14,700,000		15,141,000
senior note, 6.542%, 4/28/20	United States	5,000,000		5,293,750
senior note, 6.633%, 4/28/21	United States	3,500,000		3,701,250
senior note, 6.125%, 1/15/22	United States	2,000,000		2,080,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,714,375
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		24,645,742
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	7,400,000	EUR	9,154,153
7.00%, 4/23/21	Italy	17,300,000	EUR	21,560,857
				312,197,163
Transportation 0.7%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,861,288
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		4,095,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	11,900,000		12,465,250
5.875%, 10/15/20	United States	1,800,000		1,822,500
6.25%, 10/15/22	United States	11,200,000		11,480,000
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	7,500,000		7,500,000
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	15,000,000		15,037,500
				60,261,538
Utilities 1.4%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		9,123,750
senior note, 5.375%, 1/15/23	United States	10,000,000		10,112,500
[d]senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	4,832,000		5,375,600
[d]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	4,700,000		5,076,000
[d]senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	1,300,000		1,407,250
[d]Dynegy Finance I Inc./Dynegy Finance II Inc., senior bond, 144A,
7.625%, 11/01/24	United States	12,600,000		13,371,750
[d,e]EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000		5,292,300
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		26,001,500

26 | Semiannual Report

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Utilities (continued)
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	$24,062,500
[d,j]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	30,000,000	24,225,000
			124,048,150
Total Corporate Bonds (Cost $3,195,120,296)			3,259,613,821

[f,k]Senior Floating Rate Interests 18.3%
Automobiles & Components 0.8%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	16,507,900	16,342,821
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	15,058,097	14,907,516
[h]Term Loan, 6.50%, 7/29/17	United States	19,868,462	19,939,869
Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	11,924,536	11,984,158
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	5,812,772	5,817,614
			68,991,978
Capital Goods 0.8%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	5,050,195	4,999,693
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	10,800,297	10,692,294
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	1,202,597	1,201,094
Term B Loans, 4.50%, 4/09/20	United States	2,929,067	2,911,677
[l]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	1,202,322	1,030,511
[h]Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	8,945,491	8,833,673
Sensus USA Inc.,
[h]First Lien Term Loan, 4.50%, 5/09/17	United States	13,421,653	13,086,112
Second Lien Term Loan, 8.50%, 5/09/18	United States	13,947,904	13,668,946
Signode Industrial Group U.S. Inc., Initial Term B Loan, 4.00%, 5/01/21	United States	7,876,926	7,748,925
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	5,173,119	5,098,755
Tranche D Term Loan, 3.75%, 6/04/21	United States	6,394,773	6,305,515
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	182,340	181,884
[h]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	455,392	456,957
			76,216,036
Commercial & Professional Services 0.8%
[h]AlixPartners LLP, Second Lien 2013 Recapitalization Term Loan, 9.00%,
7/10/21	United States	25,353,489	25,797,175
EnergySolutions LLC, Term Advance, 6.75, 5/29/20	United States	3,135,143	3,161,268
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	46,074,862	46,132,455
			75,090,898
Consumer Services 2.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	13,747,855	13,670,454
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%,
10/11/20	United States	57,391,952	54,981,490
Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	9,663,335	8,817,793
[h]Term Loan, 6.00%, 10/02/18	United States	18,517,967	17,545,774
ClubCorp Club Operations Inc., Term B Loans, 4.50%, 7/24/20	United States	2,754,300	2,734,791

franklintempleton.com		Semiannual Report | 27

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
[f,k]Senior Floating Rate Interests (continued)
Consumer Services (continued)
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	5,434,173	$5,434,173
[h]Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	35,972,388	35,752,057
ROC Finance LLC, Funded Term B Loans, 5.00%, 4/08/19	United States	5,773,171	5,527,811
TGI Friday’s Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	17,750,054	17,750,054
Second Lien Initial Term Loan, 10.50%, 7/15/21	United States	3,670,000	3,647,063
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	12,792,902	10,660,748
[h]Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 6.00%,
9/02/21	Luxembourg	31,688,249	31,636,755
[b,i]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	26,314,703	25,262,115
			233,421,078
Diversified Financials 0.5%
Guggenheim Partners Investment Management Holdings LLC,
Initial Term Loan, 4.25%, 7/22/20	United States	8,511,814	8,469,255
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	37,516,269	37,023,868
			45,493,123
Energy 1.1%
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%,
2/16/21	United States	5,093,877	5,157,551
Citgo Petroleum Corp., Term B Loan, 4.50%, 7/29/21	United States	3,534,800	3,539,954
Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%,
7/25/21	United States	8,758,199	8,429,766
[h]Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	5,220,000	5,045,130
Foresight Energy LLC, Term Loans, 5.50%, 8/23/20	United States	10,860,000	10,941,450
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	6,349,217	6,352,391
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	11,929,363	11,869,716
OSG International Inc., Initial Term Loan, (OIN), 5.75%, 8/05/19	United States	15,672,213	15,564,466
[h]Peabody Energy Corp., Term Loan, 5.50%, 9/24/20	United States	10,908,692	10,570,523
Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	24,647,950	24,524,711
			101,995,658
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	14,572,878	14,472,689
Food, Beverage & Tobacco 0.2%
[h]Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%,
2/24/20	United States	15,870,001	15,300,585
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan,
8.75%, 7/03/21	United States	1,141,805	1,117,542
			16,418,127
Health Care Equipment & Services 1.7%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	15,666,215	15,555,251
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	36,358,832	36,438,385
Connolly LLC,
Second Lien Initial Term Loan, 8.00%, 5/14/22	United States	3,917,700	3,947,083
Initial Term Loan, 5.00%, 5/14/21	United States	16,368,488	16,317,337
Dialysis Newco Inc., Second Lien Term Loan B, 7.75%, 10/22/21	United States	2,417,433	2,423,477
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	30,499,761	30,556,948

28 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
[f,k]Senior Floating Rate Interests (continued)
Health Care Equipment & Services (continued)
Surgery Centers Holdings Inc.,
Incremental Second Lien Term Loan, 10.75%, 4/10/20	United States	69,500	$70,890
[h]Second Lien Term Loan, 9.75%, 9/15/21	United States	3,838,600	3,779,823
[h]Term Loan, 6.50%, 9/15/20	United States	658,800	658,594
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	21,808,628	21,345,195
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	23,609,116	23,476,314
			154,569,297
Household & Personal Products 0.7%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	35,706,808	35,595,224
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	32,711,093	29,439,984
			65,035,208
Materials 3.5%
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	10,251,894	10,187,820
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	31,926,489	31,891,562
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	31,229,712	31,639,602
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	1,941,300	1,919,460
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing
Term, 3.75%, 2/01/20	United States	11,305,423	11,142,908
AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	14,127,344	14,130,282
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	13,006,751	13,120,560
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan,
8.25%, 7/31/22	United States	5,569,613	5,520,879
[h]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	29,979,626	29,592,379
[h]Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	32,473,003	32,696,255
HII Holding Corp. (Houghton International), Second Lien Term Loan,
9.50%, 12/20/20	United States	4,981,150	5,030,961
[h]MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%,
6/07/20	United States	20,162,680	19,753,136
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	9,101,056	9,158,028
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	1,835,000	1,812,062
Second Lien Initial Term Loan, 8.00%, 1/19/20	United States	2,892,308	2,834,462
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	11,139,546	10,836,551
Prescrix Inc., Second Lien Term Loan, 8.00%, 5/02/22	United States	5,969,191	5,937,483
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	41,977,973	41,805,695
Solenis International LP and Solenis Holdings, Second Lien Term Loan,
7.75%, 7/31/22	United States	1,665,600	1,631,455
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	4,882,162	4,840,122
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	4,441,077	4,418,871
[h]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	32,925,339	28,562,732
			318,463,265
Media 1.5%
AP NMT Acquisition BV, Second Lien Dollar Term B Loan, 10.00%,
8/13/22	Netherlands	12,330,000	11,990,925
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%,
3/31/20	United States	32,530,068	32,623,592
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	14,906,978	14,715,051
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	5,918,932	5,918,932
[h]Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	9,792,581	9,866,025

franklintempleton.com		Semiannual Report | 29

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
[f,k]Senior Floating Rate Interests (continued)
Media (continued)
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 5/06/21	United States	25,878,720		$25,533,679
Term Loans Second Lien, 8.25%, 5/06/22	United States	40,714,190		39,798,121
				140,446,325
Real Estate 0.1%
[h]Capital Automotive LP, Second Lien Term Loan, 7.25%, 4/30/20	United States	4,432,500		4,498,987
Retailing 2.1%
BJ’s Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	30,028,788		29,739,220
Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20	United States	27,346,351		27,428,390
[h]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	48,170,741		47,929,888
[h]Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	10,036,734		10,049,280
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	10,794,487		10,780,994
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	10,654,933		10,461,812
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	27,756,281		27,069,313
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%,
3/31/19	United States	30,138,849		27,162,638
				190,621,535
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%,
5/07/21	United States	4,767,252		4,767,252
Software & Services 1.2%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	43,606,003		43,125,334
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	45,842,039		44,599,261
[h]Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	15,025,339		15,147,420
[h]Worldpay U.S. Inc.,
Facility B2A-II Loan, 6.25%, 11/30/19	United States	7,189,818		7,213,782
Facility C2 Loan, 5.75%, 11/30/19	United States	1,829,732		1,832,592
				111,918,389
Technology Hardware & Equipment 0.2%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	11,196,260		11,227,431
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	6,383,524		6,383,524
				17,610,955
Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	13,437,434		13,353,450
Transportation 0.2%
Global Tip Finance BV/Finance America LLC, Facility C Commitment,
7.00%, 10/16/20	United States	20,779,311		20,779,311
Total Senior Floating Rate Interests
(Cost $1,691,722,003)				1,674,163,561
Foreign Government and Agency Securities 20.2%
Government of Canada,
1.00%, 11/01/14	Canada	3,697,000	CAD	3,281,891
2.00%, 12/01/14	Canada	8,878,000	CAD	7,885,252
1.00%, 5/01/15	Canada	48,583,000	CAD	43,123,233
Government of Hungary,
7.75%, 8/24/15	Hungary	57,900,000	HUF	246,864
5.50%, 2/12/16	Hungary	7,719,020,000	HUF	32,908,047
5.50%, 12/22/16	Hungary	584,040,000	HUF	2,546,628
4.125%, 2/19/18	Hungary	4,390,000		4,545,691

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		FRANKLIN STRATEGIC SERIES
	STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Hungary, (continued)
6.50%, 6/24/19	Hungary	721,600,000	HUF $	3,352,649
7.50%, 11/12/20	Hungary	8,507,000,000	HUF	42,003,475
5.375%, 2/21/23	Hungary	16,250,000		17,485,813
A, 8.00%, 2/12/15	Hungary	183,720,000	HUF	760,473
A, 6.75%, 11/24/17	Hungary	3,905,920,000	HUF	17,843,922
A, 5.50%, 12/20/18	Hungary	426,500,000	HUF	1,902,079
A, 7.00%, 6/24/22	Hungary	11,570,000	HUF	57,155
A, 6.00%, 11/24/23	Hungary	2,015,870,000	HUF	9,564,466
senior note, 6.25%, 1/29/20	Hungary	21,690,000		24,390,080
senior note, 6.375%, 3/29/21	Hungary	14,820,000		16,843,301
senior note, 5.75%, 11/22/23	Hungary	5,000,000		5,508,850
Government of Indonesia,
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000	IDR	893,084
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000	IDR	17,413,858
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000	IDR	3,350,274
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000	IDR	2,966,861
FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000	IDR	775,727
Government of Ireland,
5.90%, 10/18/19	Ireland	9,393,000	EUR	14,802,430
5.00%, 10/18/20	Ireland	26,083,000	EUR	40,525,500
Government of Malaysia,
3.741%, 2/27/15	Malaysia	115,230,000	MYR	35,082,028
3.835%, 8/12/15	Malaysia	82,480,000	MYR	25,173,382
4.72%, 9/30/15	Malaysia	106,594,000	MYR	32,800,048
3.197%, 10/15/15	Malaysia	40,690,000	MYR	12,351,928
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000	MYR	20,102,278
senior note, 3.172%, 7/15/16	Malaysia	293,000,000	MYR	88,642,629
Government of Mexico,
9.50%, 12/18/14	Mexico	3,566,870[m] MXN		26,699,222
6.00%, 6/18/15	Mexico	94,510[m] MXN		714,140
8.00%, 12/17/15	Mexico	9,037,850[m] MXN		70,655,510
6.25%, 6/16/16	Mexico	1,778,270[m] MXN		13,777,341
7.25%, 12/15/16	Mexico	10,365,870[m] MXN		82,484,120
Government of Poland,
5.50%, 4/25/15	Poland	31,255,000	PLN	9,443,283
6.25%, 10/24/15	Poland	70,991,000	PLN	21,990,956
5.00%, 4/25/16	Poland	11,250,000	PLN	3,498,780
4.75%, 10/25/16	Poland	265,000,000	PLN	83,289,815
5.75%, 9/23/22	Poland	23,880,000	PLN	8,818,092
[f]FRN, 2.69%, 1/25/17	Poland	7,098,000	PLN	2,111,084
[f]FRN, 2.69%, 1/25/21	Poland	7,201,000	PLN	2,120,402
Strip, 7/25/15	Poland	38,982,000	PLN	11,434,134
Strip, 1/25/16	Poland	67,525,000	PLN	19,637,588
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	60,200,000		62,102,621
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000		29,981,091
7.25%, 9/28/21	Serbia	21,490,000		24,674,925
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	135,000,000	SGD	106,134,884
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	3,490,000	LKR	27,237
A, 6.50%, 7/15/15	Sri Lanka	86,940,000	LKR	666,953
A, 11.00%, 8/01/15	Sri Lanka	601,300,000	LKR	4,756,213

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Foreign Government and Agency Securities (continued)
Government of Sri Lanka, (continued)
A, 6.40%, 8/01/16	Sri Lanka	48,100,000	LKR	$366,678
A, 8.00%, 11/15/18	Sri Lanka	198,900,000	LKR	1,558,120
A, 9.00%, 5/01/21	Sri Lanka	220,720,000	LKR	1,799,389
B, 6.40%, 10/01/16	Sri Lanka	45,400,000	LKR	345,037
B, 8.50%, 7/15/18	Sri Lanka	54,290,000	LKR	431,800
C, 8.50%, 4/01/18	Sri Lanka	24,240,000	LKR	193,074
D, 8.50%, 6/01/18	Sri Lanka	162,140,000	LKR	1,291,597
Government of Sweden, 4.50%, 8/12/15	Sweden	335,000,000	SEK	46,941,428
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	1,154,290,000	PHP	26,947,613
senior bond, 9.125%, 9/04/16	Philippines	41,860,000	PHP	1,022,747
senior note, 1.625%, 4/25/16	Philippines	1,442,450,000	PHP	31,923,614
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	Ukraine	15,720,000		14,345,365
144A, 7.75%, 9/23/20	Ukraine	25,000,000		22,059,875
senior bond, 144A, 7.80%, 11/28/22	Ukraine	26,860,000		23,337,848
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000		789,345
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000		12,403,753
senior note, 144A, 7.50%, 4/17/23	Ukraine	12,000,000		10,209,420
[n]Government of Uruguay, senior bond, Index Linked,
5.00%, 9/14/18	Uruguay	139,283,682	UYU	6,128,326
4.375%, 12/15/28	Uruguay	1,731,542,721	UYU	78,669,354
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	58,588,400,000	KRW	54,652,121
senior bond, 2.80%, 8/02/15	South Korea	29,565,730,000	KRW	27,680,377
senior bond, 2.81%, 10/02/15	South Korea	23,911,000,000	KRW	22,415,317
senior note, 2.84%, 12/02/14	South Korea	9,106,970,000	KRW	8,484,736
senior note, 2.74%, 2/02/15	South Korea	33,249,720,000	KRW	31,013,567
senior note, 2.76%, 6/02/15	South Korea	31,746,600,000	KRW	29,682,125
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	7,058,110,000	KRW	6,579,512
3.25%, 6/10/15	South Korea	7,137,850,000	KRW	6,693,310
2.75%, 12/10/15	South Korea	53,650,740,000	KRW	50,315,451
3.00%, 12/10/16	South Korea	65,000,000,000	KRW	61,616,490
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	125,850[o] BRL		48,611,977
[p]Index Linked, 6.00%, 5/15/15	Brazil	16,430[o] BRL		16,697,056
[p]Index Linked, 6.00%, 8/15/16	Brazil	4,799[o] BRL		4,861,734
[p]Index Linked, 6.00%, 8/15/18	Brazil	34,550[o] BRL		34,938,897
senior note, 10.00%, 1/01/19	Brazil	25,000[o] BRL		9,379,517
Uruguay Notas del Tesoro,
10.50%, 3/21/15	Uruguay	80,790,000	UYU	3,327,662
10.25%, 8/22/15	Uruguay	395,600,000	UYU	16,147,464
9.50%, 1/27/16	Uruguay	50,700,000	UYU	2,031,426
[n]18, Index Linked, 2.25%, 8/23/17	Uruguay	116,673,528	UYU	4,587,112
[n]Index Linked, 4.00%, 6/14/15	Uruguay	141,103,884	UYU	5,858,806
Uruguay Treasury Bill, Strip,
7/02/15	Uruguay	3,560,000	UYU	134,693
8/20/15	Uruguay	445,261,000	UYU	16,578,965
Total Foreign Government and Agency Securities
(Cost $1,918,333,658)				1,857,200,985

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
U.S. Government and Agency Securities 1.7%
U.S. Treasury Bond,
4.50%, 2/15/16	United States	10,000,000	$10,546,090
4.50%, 5/15/17	United States	8,000,000	8,750,624
7.125%, 2/15/23	United States	3,000,000	4,136,016
6.25%, 8/15/23	United States	4,000,000	5,294,688
6.875%, 8/15/25	United States	1,000,000	1,427,969
5.25%, 2/15/29	United States	1,750,000	2,293,321
U.S. Treasury Note,
4.25%, 11/15/14	United States	700,000	700,984
2.375%, 3/31/16	United States	24,000,000	24,699,384
4.75%, 8/15/17	United States	7,000,000	7,744,296
3.875%, 5/15/18	United States	22,000,000	24,048,750
3.75%, 11/15/18	United States	39,000,000	42,634,917
[n]Index Linked, 0.125%, 4/15/16	United States	9,698,661	9,809,284
[n]Index Linked, 0.625%, 7/15/21	United States	10,553,768	10,847,289
Total U.S. Government and Agency Securities
(Cost $148,444,880)			152,933,612
Asset-Backed Securities and Commercial
Mortgage-Backed Securities 6.1%
Banks 3.7%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	25,977,000	26,957,632
[f]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.517%,
6/25/34	United States	21,477,276	22,116,097
Bear Stearns Commercial Mortgage Securities Inc.,
[f]2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	19,604,000	20,361,303
[f]2006-PW12, AJ, FRN, 5.929%, 9/11/38	United States	20,666,000	21,399,075
2006-PW13, AJ, 5.611%, 9/11/41	United States	30,225,000	31,297,534
[f]2007-PW16, AM, FRN, 5.897%, 6/11/40	United States	4,680,000	5,133,419
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	23,850,000	23,951,041
[f]2007-C6, AM, FRN, 5.899%, 6/10/17	United States	25,650,000	27,686,328
[f]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ,
FRN, 5.688%, 10/15/48	United States	21,795,000	21,292,080
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000	2,554,356
Greenwich Capital Commercial Funding Corp.,
[f]2006-GG7, AJ, FRN, 6.014%, 7/10/38	United States	27,020,000	27,933,452
2007-GG9, A4, 5.444%, 3/10/39	United States	12,365,000	13,318,712
2007-GG9, AM, 5.475%, 3/10/39	United States	6,165,000	6,513,276
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	17,740,000	18,561,383
[f]2006-LDP7, AJ, FRN, 6.057%, 4/15/45	United States	15,080,000	15,389,175
[f]LB-UBS Commercial Mortgage Trust, 2006-C4, AM, FRN, 5.857%, 6/15/38	United States	9,280,000	9,933,808
[f]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.532%,
8/25/35	United States	4,758,000	4,409,890
[f]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.461%, 11/12/37	United States	2,875,000	2,976,066
[f]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.673%, 3/12/44	United States	7,045,000	7,287,739
2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	11,777,000	13,078,064
2007-IQ16, AMA, FRN, 6.094%, 12/12/49	United States	12,415,000	13,694,310

franklintempleton.com Semiannual Report | 33

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value
Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Banks (continued)
Wells Fargo Mortgage Backed Securities Trust,
[f]2004-W, A9, FRN, 2.762%, 11/25/34	United States	3,643,406		$3,749,628
2007-3, 3A1, 5.50%, 4/25/37	United States	1,298,307		1,343,276
				340,937,644
Diversified Financials 2.4%
[d,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.235%, 11/25/20	United States	3,840,000		3,780,442
[d,f]Atrium CDO Corp., 10A, C, 144A, FRN, 2.829%, 7/16/25	United States	13,950,000		13,370,517
[d,f]Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	15,440,000		15,284,056
[d,f]BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.615%, 5/26/35	United States	9,473,234		9,395,553
[d,f]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.834%, 1/27/25	Cayman Islands	11,250,000		10,673,663
[d,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.575%, 3/11/21	United States	3,881,000		3,634,401
[d,f]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.233%, 1/30/25	Cayman Islands	7,450,980		7,276,404
[d,f]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.634%, 7/26/21	United States	5,130,000		4,925,929
[d,f]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.231%, 10/15/21	United States	2,680,000		2,618,172
[d,f]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.467%, 10/20/43	United States	9,991,061		9,868,920
[d,f]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	17,000,000		16,992,180
B, 144A, FRN, 2.285%, 7/15/26	United States	4,320,500		4,196,070
C, 144A, FRN, 3.235%, 7/15/26	United States	1,420,629		1,386,903
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000		10,774,966
[d,f]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.64%, 11/01/17	United States	8,002,000		7,922,540
[f]Impac Secured Assets Trust, 2007-2, FRN, 0.402%, 4/25/37	United States	4,855,931		4,494,076
[d,f]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.131%, 4/15/24	Cayman Islands	2,740,000		2,644,621
2013-1A, C, 144A, FRN, 3.731%, 4/15/24	Cayman Islands	4,440,000		4,181,503
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	10,770,000		10,395,527
MortgageIT Trust,
[f]05-5, A1, FRN, 0.412%, 12/25/35	United States	4,315,495		3,996,450
2004-1, A2, 1.052%, 11/25/34	United States	5,806,256		5,635,285
[d,f]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.576%, 12/24/39	United States	3,391,812		3,332,613
[f]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.462%,
11/25/35	United States	8,559,355		8,111,461
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	63,414		63,378
[f]Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN,
0.897%, 12/19/33	United States	7,146,035		6,912,960
Structured Asset Securities Corp., 2005-2XS, 2A2, 1.653%, 2/25/35	United States	5,252,802		5,088,542
[f,q]Talisman 6 Finance, Reg S, FRN, 0.262%, 10/22/16	Germany	11,167,979	EUR	13,659,584
[f]Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 2.234%, 4/25/45	United States	8,532,634		8,627,270
2005-2, A1, FRN, 2.135%, 7/25/45	United States	4,191,955		4,086,708
[d,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.465%, 8/01/22	United States	13,370,166		13,262,002
				216,592,696
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $543,973,894)				557,530,340
Mortgage-Backed Securities 3.0%
[f]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	120,544		126,166
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	783,676		827,603
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	1,020,644		1,087,248

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	103,712	$109,815
[h]FHLMC Gold 30 Year, 3.50%, 11/01/42	United States	3,991,000	4,119,772
[h]FHLMC Gold 30 Year, 4.00%, 11/01/39	United States	13,170,000	13,972,547
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	436,665	473,460
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	3,523,351	3,903,574
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	2,208,031	2,474,494
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	909,945	1,028,298
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	471,322	535,247
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	57,785	63,629
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	11,905	13,930
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	278	291
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	160	188
			28,610,096
[f]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31%, 12/01/34	United States	314,618	335,761
FNMA, 2.33%, 4/01/20	United States	81,861	82,435
			418,196
Federal National Mortgage Association (FNMA) Fixed Rate 2.5%
FNMA 15 Year, 2.50%, 7/01/27	United States	659,319	672,988
FNMA 15 Year, 3.00%, 12/01/26 - 8/01/28	United States	56,862,103	59,138,620
FNMA 15 Year, 4.50%, 3/01/20	United States	159,081	168,702
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	188,093	198,582
FNMA 15 Year, 5.50%, 2/01/15 - 4/01/22	United States	1,578,336	1,672,978
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	7,540	7,725
[h]FNMA 30 Year, 3.00%, 1/01/28 - 10/01/42	United States	74,259,803	74,330,134
[h]FNMA 30 Year, 3.50%, 11/01/42	United States	9,315,000	9,633,015
[h]FNMA 30 Year, 4.00%, 11/01/40	United States	64,100,000	68,061,183
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	1,146,853	1,245,579
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	3,644,352	4,044,681
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	3,124,486	3,511,225
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	5,568,785	6,318,808
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	1,100,419	1,250,062
FNMA 30 Year, 7.50%, 10/01/29	United States	12,242	14,992
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	6,148	7,399
FNMA 30 Year, 8.50%, 7/01/25	United States	575	598
			230,277,271
Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	340,957	378,265
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	934,887	1,050,615
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	88,026	100,571
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	71,721	81,723
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	30,719	34,214
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	3,877	4,371
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	6,651	7,610
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	90	103
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	349	350
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	578	581
[h]GNMA II SF 30 Year, 3.50%, 11/01/42	United States	13,575,000	14,203,109
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	514,635	575,792
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	254,091	288,762
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	223,955	257,721

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed
Rate (continued)
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	123,189	$144,322
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	29,051	33,519
			17,161,628
Total Mortgage-Backed Securities (Cost $272,935,056)			276,593,357
Municipal Bonds 3.9%
Arkansas State GO, Four-Lane Highway Construction and Improvement
Bonds, 3.25%, 6/15/22	United States	7,300,000	7,918,894
California State GO,
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000	9,262,862
Various Purpose, 5.25%, 11/01/40	United States	3,375,000	3,874,095
Various Purpose, 7.60%, 11/01/40	United States	15,000,000	22,792,200
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000	7,897,525
Various Purpose, Refunding, 5.00%, 4/01/38	United States	20,000,000	21,924,600
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000	1,880,794
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000	1,820,672
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building,
PSF Guarantee, 5.00%, 8/15/43	United States	3,105,000	3,519,455
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works
Project, Series A, 5.00%, 7/01/36	United States	6,320,000	7,114,866
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
2.995%, 7/01/20	United States	30,000,000	30,393,000
Illinois State GO,
5.877%, 3/01/19	United States	20,000,000	22,217,800
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	9,312,320
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%,
12/01/43	United States	18,300,000	19,603,143
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	21,400,000	24,388,082
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	12,500,000	13,864,375
4/01/43	United States	13,000,000	14,230,580
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series NN, 5.00%, 3/01/30	United States	5,200,000	5,684,068
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	3,500,000	3,978,555
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	22,685,000	25,356,159
New York State Urban Development Corp. Revenue, State Personal
Income Tax, General Purpose, Series C, 5.00%, 3/15/29	United States	19,500,000	22,868,040
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	15,450,309
Series XX, 5.25%, 7/01/40	United States	15,000,000	7,500,150
Puerto Rico Sales Tax FICO Revenue, Capital Appreciation, Refunding,
Series A, zero cpn., 8/01/26	United States	5,565,000	2,019,038
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	United States	6,000,000	743,160
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	6,480,000	2,553,444
first subordinate, Series A, 5.75%, 8/01/37	United States	5,000,000	3,787,150
first subordinate, Series A, 6.50%, 8/01/44	United States	18,300,000	14,816,778
Refunding, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/45	United States	25,700,000	3,399,853
Refunding, Series B, 6.05%, 8/01/37	United States	9,150,000	6,874,029
Refunding, Series B, 6.05%, 8/01/38	United States	11,230,000	8,394,537

36 | Semiannual Report franklintempleton.com

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

	Country	Shares		Value
Municipal Bonds (continued)
South Carolina State Public Service Authority Revenue, Refunding, Series B,
5.00%, 12/01/38	United States	7,200,000		$8,021,232
Total Municipal Bonds (Cost $338,475,470)				353,461,765
Escrows and Litigation Trusts 0.0%
[a,l]Comfort Co. Inc., Escrow Account	United States	63,156		—
[a,l]NewPage Corp., Litigation Trust	United States	14,000,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments
(Cost $8,222,492,463)				8,242,921,444
		Principal
		Amount*
Short Term Investments 11.2%
Foreign Government and Agency Securities 0.2%
[r]Bank of Negara Monetary Note, 11/06/14	Malaysia	4,435,000	MYR	1,347,455
Government of Canada, 1.00%, 2/01/15	Canada	4,500,000	CAD	3,993,970
[r]Philippine Treasury Bill, 11/05/14	Philippines	415,540,000	PHP	9,239,874
Total Foreign Government and Agency Securities
(Cost $15,026,520)				14,581,299
Total Investments before Money Market Funds
(Cost $8,237,518,983)				8,257,502,743
		Shares
Money Market Funds (Cost $1,005,398,955) 11.0%
[a,s]Institutional Fiduciary Trust Money Market Portfolio	United States	1,005,398,955		1,005,398,955
Total Investments (Cost $9,242,917,938) 101.0%				9,262,901,698
Other Assets, less Liabilities (1.0)%				(87,454,462)
Net Assets 100.0%				$9,175,447,236

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bAt October 31, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
cSee Note 1(g) regarding investment in FT Holdings Corporation II.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buy-
ers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
At October 31, 2014, the aggregate value of these securities was $1,757,672,110, representing 19.16% of net assets.
ePerpetual security with no stated maturity date.
fThe coupon rate shown represents the rate at period end.
gSee Note 1(f) regarding loan participation notes.
hA portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis. See Note 1(c).
iIncome may be received in additional securities and/or cash.
jSee Note 7 regarding defaulted securities.
kSee Note 1(i) regarding senior floating rate interests.
lSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2014, the aggregate value of these securities was $1,030,511, representing 0.01% of net assets.
mPrincipal amount is stated in 100 Mexican Peso Units.
nPrincipal amount of security is adjusted for inflation. See Note 1(k).
oPrincipal amount is stated in 1,000 Brazilian Real Units.

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

pRedemption price at maturity is adjusted for inflation. See Note 1(k).
qSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United
States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2014, the value of this security was $13,659,584, representing 0.15% of net assets.
rThe security is traded on a discount basis with no stated coupon rate.
sSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

At October 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	BZWS	Buy	2,275,342	$2,868,751	11/05/14	$—	$(16,519)
Euro	BZWS	Sell	2,275,342	3,077,173	11/05/14	224,940	—
Japanese Yen	BZWS	Buy	386,912,500	3,541,209	11/05/14	—	(93,583)
Japanese Yen	BZWS	Sell	386,912,500	3,945,671	11/05/14	498,045	—
Japanese Yen	JPHQ	Buy	1,081,080,000	9,897,281	11/05/14	—	(264,200)
Japanese Yen	JPHQ	Sell	1,081,080,000	11,036,085	11/05/14	1,403,004	—
Japanese Yen	DBAB	Buy	1,474,215,000	13,491,489	11/07/14	—	(355,138)
Japanese Yen	DBAB	Sell	1,474,215,000	15,000,000	11/07/14	1,863,649	—
Euro	DBAB	Sell	5,072,000	6,866,727	11/10/14	508,569	—
Euro	JPHQ	Sell	1,674,559	2,232,924	11/12/14	133,703	—
Euro	DBAB	Sell	5,500,000	7,402,560	11/14/14	507,693	—
Japanese Yen	MSCO	Sell	39,600,000	398,535	11/14/14	45,651	—
Euro	DBAB	Sell	980,583	1,318,119	11/17/14	88,825	—
Malaysian Ringgit	DBAB	Buy	1,869,600	573,726	11/19/14	—	(6,407)
Euro	JPHQ	Sell	4,953,561	6,705,176	11/20/14	495,094	—
Malaysian Ringgit	HSBC	Buy	1,130,000	347,052	11/20/14	—	(4,188)
Chilean Peso	DBAB	Buy	2,000,000,000	3,694,809	11/28/14	—	(228,420)
Euro	DBAB	Sell	5,317,857	7,205,696	11/28/14	538,569	—
Euro	DBAB	Sell	5,240,000	7,098,418	12/04/14	528,635	—
Euro	DBAB	Sell	12,746,000	17,413,713	12/09/14	1,432,532	—
Euro	DBAB	Sell	7,400,000	10,154,650	12/11/14	876,258	—
Euro	JPHQ	Sell	774,000	1,066,205	12/12/14	95,729	—
Japanese Yen	JPHQ	Sell	1,055,280,000	10,306,425	12/12/14	899,302	—
Euro	CITI	Sell	10,316,000	14,161,495	12/17/14	1,226,372	—
Euro	DBAB	Sell	1,947,500	2,671,970	12/17/14	230,020	—
Euro	DBAB	Sell	2,275,872	3,129,526	12/18/14	275,814	—
Japanese Yen	DBAB	Sell	825,400,000	8,018,653	12/22/14	659,346	—
Malaysian Ringgit	DBAB	Buy	2,856,400	852,657	1/07/15	11,093	—
British Pound	DBAB	Sell	1,072,503	1,752,256	1/09/15	37,390	—
Chilean Peso	BZWS	Buy	2,082,200,000	3,590,000	1/09/15	5,652	—
Chilean Peso	DBAB	Buy	5,456,000,000	9,505,862	1/09/15	4,907	(89,063)
Euro	BZWS	Sell	23,056,204	31,626,148	1/09/15	2,711,484	—
Euro	DBAB	Buy	21,455,288	29,026,660	1/09/15	—	(2,119,697)
Euro	DBAB	Sell	100,002,003	136,334,059	1/09/15	10,922,076	—
Euro	JPHQ	Buy	9,419,000	12,010,705	1/09/15	—	(198,387)
Euro	JPHQ	Sell	20,335,222	27,707,837	1/09/15	2,205,543	—
Euro	MSCO	Sell	2,920,000	3,989,508	1/09/15	327,552	—
Indian Rupee	DBAB	Buy	2,529,734,000	37,757,723	1/09/15	3,008,274	—
Indian Rupee	HSBC	Buy	1,380,831,000	20,481,408	1/09/15	1,770,320	—
Indian Rupee	JPHQ	Buy	273,412,000	4,114,641	1/09/15	291,321	—
Japanese Yen	BZWS	Sell	1,046,497,000	10,246,763	1/09/15	913,848	—

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					FRANKLIN STRATEGIC SERIES
				STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Forward Exchange Contracts (continued)
				Contract Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Japanese Yen	CITI	Sell	1,022,550,000	$10,002,819	1/09/15	$883,469	$—
Japanese Yen	DBAB	Buy	1,628,250,000	15,037,403	1/09/15	—	(516,273)
Japanese Yen	DBAB	Sell	8,402,595,000	81,674,200	1/09/15	6,737,809	—
Japanese Yen	GSCO	Sell	755,750,000	7,381,452	1/09/15	641,490	—
Japanese Yen	HSBC	Sell	1,157,280,000	11,257,997	1/09/15	937,092	—
Japanese Yen	JPHQ	Sell	1,197,711,000	11,780,155	1/09/15	1,098,676	—
Singapore Dollar	DBAB	Buy	5,936,500	4,711,264	1/09/15	—	(90,503)
Euro	DBAB	Sell	124,438,243	171,641,657	2/09/15	15,549,542	—
Euro	JPHQ	Sell	20,514,800	28,412,734	2/09/15	2,679,499	—
Indian Rupee	CITI	Buy	116,369,000	1,747,282	2/09/15	118,506	—
Japanese Yen	DBAB	Sell	2,240,500,000	21,947,561	2/09/15	1,959,998	—
Japanese Yen	HSBC	Sell	286,000,000	2,790,162	2/09/15	238,748	—
Japanese Yen	JPHQ	Sell	605,200,000	5,907,594	2/09/15	508,588	—
Singapore Dollar	DBAB	Buy	3,699,000	2,920,647	2/09/15	—	(41,491)
Singapore Dollar	HSBC	Buy	4,228,000	3,338,690	2/09/15	—	(47,781)
Singapore Dollar	JPHQ	Buy	2,638,000	2,083,366	2/09/15	—	(30,051)
Swedish Krona	DBAB	Buy	861,168,000	132,108,335	2/09/15	—	(15,435,456)
British Pound	DBAB	Buy	821,394	1,382,571	3/09/15	—	(69,978)
British Pound	DBAB	Sell	7,813,544	13,115,847	3/09/15	629,759	—
Chilean Peso	DBAB	Buy	9,592,750,000	16,693,709	3/09/15	—	(216,506)
Chilean Peso	JPHQ	Buy	937,202,000	1,634,180	3/09/15	—	(24,374)
Chilean Peso	MSCO	Buy	881,530,000	1,559,459	3/09/15	—	(45,280)
Euro	BZWS	Sell	667,313	921,079	3/09/15	83,854	—
Euro	DBAB	Sell	121,486,921	167,284,495	3/09/15	14,864,518	—
Euro	GSCO	Sell	800,000	1,096,440	3/09/15	92,744	—
Euro	HSBC	Sell	711,759	979,736	3/09/15	86,749	—
Euro	JPHQ	Sell	9,285,384	12,824,683	3/09/15	1,175,050	—
Japanese Yen	DBAB	Sell	12,591,613,000	123,586,436	3/09/15	11,220,080	—
Japanese Yen	HSBC	Sell	561,900,000	5,496,967	3/09/15	482,625	—
Japanese Yen	JPHQ	Sell	1,648,760,000	16,126,038	3/09/15	1,412,661	—
Singapore Dollar	DBAB	Buy	42,257,820	33,736,198	3/09/15	—	(844,131)
Singapore Dollar	HSBC	Buy	3,182,000	2,546,741	3/09/15	—	(69,979)
Singapore Dollar	JPHQ	Buy	18,544,500	14,767,669	3/09/15	—	(333,253)
British Pound	DBAB	Sell	10,446,924	17,002,833	5/07/15	319,067	—
Chilean Peso	CITI	Buy	1,510,671,000	2,536,811	5/07/15	44,508	—
Chilean Peso	DBAB	Buy	3,025,000,000	4,991,749	5/07/15	177,139	—
Chilean Peso	JPHQ	Buy	9,080,770,800	15,482,007	5/07/15	43,781	(9,262)
Euro	BZWS	Sell	14,703,865	18,864,779	5/07/15	408,938	—
Euro	CITI	Sell	4,494,237	6,061,455	5/07/15	420,426	—
Euro	DBAB	Sell	102,293,614	135,321,123	5/07/15	6,925,310	—
Euro	GSCO	Sell	9,398,000	11,929,539	5/07/15	133,457	—
Euro	JPHQ	Sell	19,141,245	25,020,120	5/07/15	994,616	—
Japanese Yen	BZWS	Sell	190,148,000	1,861,139	5/07/15	163,091	—
Japanese Yen	CITI	Sell	100,563,000	983,809	5/07/15	85,767	—
Japanese Yen	DBAB	Sell	5,554,349,000	53,150,895	5/07/15	3,549,779	—
Japanese Yen	HSBC	Sell	467,487,000	4,574,595	5/07/15	399,870	—
Japanese Yen	JPHQ	Sell	1,733,630,500	16,373,758	5/07/15	892,195	—
Malaysian Ringgit	DBAB	Buy	30,637,000	9,281,127	5/07/15	—	(91,894)
Malaysian Ringgit	HSBC	Buy	20,429,388	6,186,974	5/07/15	—	(59,403)
Malaysian Ringgit	JPHQ	Buy	2,290,000	692,157	5/07/15	—	(5,295)

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FRANKLIN STRATEGIC SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Singapore Dollar	DBAB	Buy	3,355,500	$2,687,625	5/07/15	$—	$(75,768)
Euro	BZWS	Sell	2,275,342	2,873,120	6/18/15	15,985	—
Euro	DBAB	Sell	5,905,773	7,528,089	6/18/15	112,241	—
Japanese Yen	BZWS	Sell	386,912,500	3,549,493	6/18/15	92,296	—
Japanese Yen	DBAB	Sell	1,474,215,000	13,523,668	6/18/15	351,046	—
Japanese Yen	JPHQ	Sell	1,081,080,000	9,920,472	6/18/15	260,647	—
Unrealized appreciation (depreciation)						111,532,826	(21,382,280)
Net unrealized appreciation (depreciation)						$90,150,546

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At October 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts
					Upfront
	Counter-		Periodic		Premiums
	party/	Notional	Payment	Expiration	Paid	Unrealized	Unrealized	Market
Description	Exchange	Amount[a]	Rate	Date	(Received)	Appreciation	Depreciation	Value	Rating[b]
Centrally Cleared Swaps
Contracts to Sell Protection[c]
Traded Index
CDX.NA.HY.23	ICE	35,000,000	5.00%	12/20/19	$2,126,595	$521,188	$—	$2,647,783	Non
									Investment
									Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						521,188	—

OTC Swaps
Contracts to Sell Protection[c]
Single Name
People’s Republic of China	BZWS	12,750,000	1.00%	3/20/19	21,171	183,612	—	204,783	AA-
People’s Republic of China	JPHQ	72,250,000	1.00%	3/20/19	177,254	983,181	—	1,160,435	AA-
Republic of Brazil	FBCO	30,000,000	1.00%	3/20/19	(1,280,538)	874,955	—	(405,583)	BBB-
Traded Index
MCDX.NA.21	CITI	125,000,000	1.00%	12/20/18	(1,876,062)	1,731,668	—	(144,394)	Non
									Investment
									Grade
MCDX.NA.23	CITI	30,000,000	1.00%	12/20/19	203,441	172,550	—	375,991	Non
									Investment
									Grade
OTC Swaps unrealized appreciation (depreciation)						3,945,966	—
Total Credit Default Swaps unrealized appreciation (depreciation)						4,467,154	—
Net unrealized appreciation (depreciation)						$4,467,154

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Note 9 regarding other derivative information.
See Abbreviations on page 57.

40 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Financial Statements

Statement of Assets and Liabilities
October 31, 2014 (unaudited)

Franklin Strategic Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$8,237,518,983
Cost - Sweep Money Fund (Note 3f)	1,005,398,955
Total cost of investments	$9,242,917,938
Value - Unaffiliated issuers	$8,257,502,743
Value - Sweep Money Fund (Note 3f)	1,005,398,955
Total value of investments	9,262,901,698
Cash	7,272,767
Restricted Cash (Note 1e)	47,260,000
Foreign currency, at value (cost $8,885,741)	8,853,281
Receivables:
Investment securities sold	33,568,783
Capital shares sold	18,304,756
Dividends and interest	93,223,345
Due from brokers	770,000
Variation margin	157,906
Swaps (premiums paid $2,589,049)	2,528,461
Unrealized appreciation on forward exchange contracts	111,532,826
Unrealized appreciation on swap contracts	3,945,966
Other assets	5,836
Total assets	9,590,325,625
Liabilities:
Payables:
Investment securities purchased	305,808,612
Capital shares redeemed	23,795,650
Management fees	3,426,578
Distribution fees	2,417,989
Transfer agent fees	1,786,463
Distributions to shareholders	4,524,630
Swaps (premiums received $3,803,392)	3,156,600
Due to brokers	47,482,624
Unrealized depreciation on forward exchange contracts	21,382,280
Unrealized depreciation on unfunded loan commitments (Note 8)	264,857
Deferred tax	232,823
Accrued expenses and other liabilities	599,283
Total liabilities	414,878,389
Net assets, at value	$9,175,447,236
Net assets consist of:
Paid-in capital	$9,031,825,452
Distributions in excess of net investment income	(76,343,288)
Net unrealized appreciation (depreciation)	113,635,008
Accumulated net realized gain (loss)	106,330,064
Net assets, at value	$9,175,447,236

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 41

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

Class A:
Net assets, at value	$5,367,275,315
Shares outstanding	513,754,904
Net asset value per share[a]	$10.45
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.91
Class C:
Net assets, at value	$2,157,764,719
Shares outstanding	206,595,011
Net asset value and maximum offering price per share[a]	$10.44
Class R:
Net assets, at value	$231,783,977
Shares outstanding	22,260,384
Net asset value and maximum offering price per share	$10.41
Class R6:
Net assets, at value	$258,951,025
Shares outstanding	24,758,903
Net asset value and maximum offering price per share	$10.46
Advisor Class:
Net assets, at value	$1,159,672,200
Shares outstanding	110,905,104
Net asset value and maximum offering price per share	$10.46

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

42 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2014 (unaudited)

Franklin Strategic Income Fund

Investment income:
Dividends	$1,627,638
Interest	210,926,554
Total investment income	212,554,192
Expenses:
Management fees (Note 3a)	20,549,623
Distribution fees: (Note 3c)
Class A	6,694,946
Class C	7,038,183
Class R	582,970
Transfer agent fees: (Note 3e)
Class A	3,300,782
Class C	1,334,702
Class R	143,717
Class R6	339
Advisor Class	678,933
Custodian fees (Note 4)	595,126
Reports to shareholders	364,308
Registration and filing fees	214,265
Professional fees	87,929
Trustees’ fees and expenses	48,841
Other	95,127
Total expenses	41,729,791
Expense reductions (Note 4)	(4,293)
Expenses waived/paid by affiliates (Note 3f)	(399,143)
Net expenses	41,326,355
Net investment income	171,227,837
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	65,950,158
Foreign currency transactions	2,207,039
Swap contracts	3,502,193
Net realized gain (loss)	71,659,390
Net change in unrealized appreciation (depreciation) on:
Investments	(245,532,684)
Translation of other assets and liabilities denominated in foreign currencies	102,713,214
Change in deferred taxes on unrealized appreciation	34,133
Net change in unrealized appreciation (depreciation)	(142,785,337)
Net realized and unrealized gain (loss)	(71,125,947)
Net increase (decrease) in net assets resulting from operations	$100,101,890

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 43

FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Strategic Income Fund
	Six Months Ended
	October 31, 2014	Year Ended
	(unaudited)	April 30, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$171,227,837	$344,373,059
Net realized gain (loss) from investments, foreign currency transactions and swap
contracts	71,659,390	60,506,551
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	(142,785,337)	(190,166,997)
Net increase (decrease) in net assets resulting from operations	100,101,890	214,712,613
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(124,262,443)	(213,087,467)
Class C	(45,855,343)	(80,821,962)
Class R	(5,134,827)	(9,384,072)
Class R6	(6,444,581)	(8,216,596)
Advisor Class	(27,295,927)	(43,278,074)
Net realized gains:
Class A	—	(45,182,760)
Class C	—	(18,883,836)
Class R	—	(2,123,917)
Class R6	—	(2,119,812)
Advisor Class	—	(8,346,053)
Total distributions to shareholders	(208,993,121)	(431,444,549)
Capital share transactions: (Note 2)
Class A	248,100,541	347,835,138
Class C	74,199,477	57,022,268
Class R	7,174,637	(26,386,053)
Class R6	15,023,829	243,042,693
Advisor Class	163,180,296	79,433,172
Total capital share transactions	507,678,780	700,947,218
Net increase (decrease) in net assets	398,787,549	484,215,282
Net assets:
Beginning of period	8,776,659,687	8,292,444,405
End of period	$9,175,447,236	$8,776,659,687
Distributions in excess of net investment income included in net assets:
End of period	$(76,343,288)	$(38,578,004)

44 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

Franklin Strategic Income Fund

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Strategic Income Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the

franklintempleton.com Semiannual Report | 45

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery and TBA Basis

The Fund purchases securities on a when-issued, delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities and collateral has been pledged and/or received for open TBA trades.

46 | Semiannual Report

franklintempleton.com

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counter-parties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counter-party to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the coun-terparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are

franklintempleton.com Semiannual Report | 47

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

d. Derivative Financial Instruments (continued)

accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations.

See Note 9 regarding other derivative information.

e. Restricted Cash

At October 31, 2014, the Fund received restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

f. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

g. FT Holdings Corporation II (FT Subsidiary)

The Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2014, FT subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT subsidiary are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. The financial statements have been consolidated and include the accounts of the Fund and FT subsidiary. All inter-company transactions and balances have been eliminated.

h. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

i. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

j. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

48 | Semiannual Report franklintempleton.com

FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

k. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

l. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

m. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

franklintempleton.com Semiannual Report | 49

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

2. Shares of Beneficial Interest

At October 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended October 31,
	Six Months Ended		Year Ended
	October 31, 2014		April 30, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	64,595,079	$684,614,442	149,694,277	$1,580,320,735
Shares issued in reinvestment of distributions	10,758,431	113,537,165	22,409,597	235,187,078
Shares redeemed	(51,892,641)	(550,051,066)	(139,329,102)	(1,467,672,675)
Net increase (decrease)	23,460,869	$248,100,541	32,774,772	$347,835,138
Class C Shares:
Shares sold	22,546,502	$238,889,927	52,213,238	$551,561,530
Shares issued in reinvestment of distributions	3,859,169	40,705,010	8,492,709	89,117,411
Shares redeemed	(19,390,479)	(205,395,460)	(55,445,492)	(583,656,673)
Net increase (decrease)	7,015,192	$74,199,477	5,260,455	$57,022,268
Class R Shares:
Shares sold	2,653,166	$28,023,974	5,437,437	$57,142,615
Shares issued in reinvestment of distributions	473,028	4,974,686	1,059,135	11,083,038
Shares redeemed	(2,445,244)	(25,824,023)	(9,001,828)	(94,611,706)
Net increase (decrease)	680,950	$7,174,637	(2,505,256)	$(26,386,053)
Class R6 Shares[a]:
Shares sold[b]	2,106,344	$22,423,628	22,906,764	$238,472,675
Shares issued in reinvestment of distributions	574,038	6,066,993	984,342	10,336,351
Shares redeemed	(1,264,992)	(13,466,792)	(547,593)	(5,766,333)
Net increase (decrease)	1,415,390	$15,023,829	23,343,513	$243,042,693
Advisor Class Shares:
Shares sold	23,776,039	$252,442,475	43,658,699	$460,708,567
Shares issued in reinvestment of distributions	2,332,061	24,628,675	4,404,969	46,277,451
Shares redeemed[b]	(10,743,722)	(113,890,854)	(40,514,204)	(427,552,846)
Net increase (decrease)	15,364,378	$163,180,296	7,549,464	$79,433,172

aFor the year May 1, 2013 (effective date) to April 30, 2014.
bEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,594,864
CDSC retained	$130,423

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2014, the Fund paid transfer agent fees of $5,458,473, of which $2,260,784 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted on the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees for the Fund do not exceed 0.01% until August 31, 2015. There were no Class R6 transfer agent fees waived during the period ended October 31, 2014.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,272,315,767

Unrealized appreciation	$225,005,674
Unrealized depreciation	(234,419,743)
Net unrealized appreciation (depreciation)	$(9,414,069)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, swaps and tax straddles.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2014, aggregated $2,805,387,616 and $2,262,397,838, respectively.

7. Credit Risk and Defaulted Securities

At October 31, 2014, the Fund had 57.60% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At October 31, 2014, the value of this security was $24,225,000, representing 0.26% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified on the accompanying Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At October 31, 2014, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Patriot Coal Corp., L/C Facility, 5.25%, 12/18/18	$2,394,670

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

9. Other Derivative Information

At October 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and			Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on			Unrealized depreciation on
	forward exchange contracts	$111,532,826		forward exchange contracts	$21,382,280
Credit contracts	Unrealized appreciation on			Unrealized depreciation on
	swap contracts/Variation margin	4,467,154	[a]	swap contracts	—

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

9. Other Derivative Information (continued)

For the period ended October 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Period	for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized appreciation
(depreciation) on translation of other assets and
	liabilities denominated in foreign currencies	$3,186,566	$103,446,009
Credit contracts	Net realized gain (loss) from swap contracts / Net
change in unrealized appreciation (depreciation)
	on investments	3,502,193	(1,022,536)

At October 31, 2014, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities
	Presented in the Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$111,532,826	$21,382,280
Swap Contracts	4,347,832	3,156,600
Total	$115,880,658	$24,538,880

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At October 31, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Assets Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Received[a]	Received[b]	than zero)
Counterparty
BZWS	$5,322,916	$(110,102)	$(3,538,797)	$—	$1,674,017
CITI	4,886,707	(1,876,062)	(2,356,532)	—	654,113
DBAB	83,889,938	(20,180,725)	—	(45,740,000)	17,969,213
FBCO	874,955	(874,955)	—	—	—
GSCO	867,691	—	—	(570,000)	297,691
HSBC	3,915,404	(181,351)	(3,102,792)	—	631,261
JPHQ	15,749,844	(864,822)	(12,644,004)	—	2,241,018
MSCO	373,203	(45,280)	—	(270,000)	57,923
Total	$115,880,658	$(24,133,297)	$(21,642,125)	$(46,580,000)	$23,525,236

aAt October 31, 2014, the Fund received United Kingdom Treasury Bonds and Notes U.S. Treasury Bonds and Notes as collateral for derivatives.
bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At October 31, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of	Financial	Financial
	Liabilities Presented in	Instruments	Instruments	Cash	Net Amount
	the Statement of	Available for	Collateral	Collateral	(Not less
	Assets and Liabilities	Offset	Pledged	Pledged[a]	than zero)
Counterparty
BZWS	$110,102	$(110,102)	$—	$—	$—
CITI	1,876,062	(1,876,062)	—	—	—
DBAB	20,180,725	(20,180,725)	—	—	—
FBCO	1,280,538	(874,955)	—	(405,583)	—
GSCO	—	—	—	—	—
HSBC	181,351	(181,351)	—	—	—
JPHQ	864,822	(864,822)	—	—	—
MSCO	45,280	(45,280)	—	—	—
Total	$24,538,880	$(24,133,297)	$—	$(405,583)	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

For the period ended October 31, 2014, the average month end fair value of derivatives represented 0.83% of average month end net assets. The average month end number of open derivative contracts for the period was 264.

See Note 1(d) regarding derivative financial instruments.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended October 31, 2014, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

11. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$7,532,919	$—	$7,532,919
Transportation	—	—	4,674,010	4,674,010
Other Equity Investments[b]	99,217,074	—	—	99,217,074
Corporate Bonds	—	3,259,613,821	—	3,259,613,821
Senior Floating Rate Interests	—	1,673,133,050	1,030,511	1,674,163,561
Foreign Government and Agency Securities	—	1,857,200,985	—	1,857,200,985
U.S. Government and Agency Securities	—	152,933,612	—	152,933,612
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	—	557,530,340	—	557,530,340
Mortgage-Backed Securities	—	276,593,357	—	276,593,357
Municipal Bonds	—	353,461,765	—	353,461,765
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	1,005,398,955	14,581,299	—	1,019,980,254
Total Investments in Securities	$1,104,616,029	$8,152,581,148	$5,704,521	$9,262,901,698
Other Financial Instruments
Forward Exchange Contracts	$—	$111,532,826	$—	$111,532,826
Swap Contracts	—	4,467,154	—	4,467,154
Total Other Financial Instruments	$—	$115,999,980	$—	$115,999,980

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$21,382,280	$—	$21,382,280
Unfunded Loan Commitments	—	264,857	—	264,857
Total Other Financial Instruments	$—	$21,647,137	$—	$21,647,137

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at October 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

12. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Counterparty		Currency		Selected Portfolio
BZWS	Barclays Bank PLC	BRL	Brazilian Real	AGMC	Assured Guaranty Municipal Corp.
CITI	Citigroup, Inc.	CAD	Canadian Dollar	CDO	Collateralized Debt Obligation
DBAB	Deutsche Bank AG	EUR	Euro	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse Group AG	GBP	British Pound	EDA	Economic Development Authority
GSCO	The Goldman Sachs Group, Inc.	HUF	Hungarian Forint	ETF	Exchange Traded Fund
ICE	Intercontinental Exchange, Inc.	IDR	Indonesian Rupiah	FGIC	Financial Guaranty Insurance Co.
HSBC	HSBC Bank USA, N.A.	KRW	South Korean Won	FICO	Financing Corp.
JPHQ	JP Morgan Chase & Co.	LKR	Sri Lankan Rupee	FRN	Floating Rate Note
MSCO Morgan Stanley		MXN	Mexican Peso	GO	General Obligation
		MYR	Malaysian Ringgit	HDC	Housing Development Corp.
		PHP	Philippine Peso	ISD	Independent School District
		PLN	Polish Zloty	NATL	National Public Financial Guarantee Corp.
		SEK	Swedish Krona	NATL RE	National Public Financial Guarantee Corp.
		SGD	Singapore Dollar		Reinsured
		UYU	Uruguayan Peso	PIK	Payment-In-Kind
				PSF	Permanent School Fund

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FRANKLIN STRATEGIC SERIES FRANKLIN STRATEGIC INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report
and Shareholder Letter
October 31, 2014

Franklin Global Government Bond Fund

A SERIES OF FRANKLIN STRATEGIC SERIES

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Shareholder Letter	1
Semiannual Report
Franklin Global
Government Bond Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and
Statement of Investments	11
Financial Statements	18
Notes to Financial Statements	22
Shareholder Information	32

| 1

Semiannual Report

Franklin Global Government Bond Fund

We are pleased to bring you Franklin Global Government Bond Fund’s semiannual report for the six months ended October 31, 2014.

Your Fund’s Goal and Main Investments

The Fund seeks total return, consisting of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in government bonds of issuers located around the world. Government bonds include floating and fixed rate debt securities of any maturity, such as bonds, notes, bills and debentures, issued or guaranteed by governments, government agencies or instrumentalities, including government-sponsored entities, supra-national entities and public-private partnerships.

*Percentages reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +0.31% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), had a -2.90% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Percentages reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Economic and Market Overview

During the six-month period, global government bonds generally delivered gains in local currency terms, but a sharp rally in the U.S. dollar led overall returns to be negative in U.S. dollar terms. Strong second-quarter growth in the U.S. increased speculation about the timing of potential hikes to U.S. interest rates and propelled the U.S. dollar to multi-year highs against many other currencies. However, such speculation had little effect on yields of longer-dated U.S. Treasuries, which declined for much of the period owing to concerns about rising geopolitical tensions and slowing global growth. These worries crystallized in the middle of October and led Treasury yields

1. Source: Morningstar.
The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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FRANKLIN GLOBAL GOVERNMENT BOND FUND

to plunge temporarily. Although a later rebound erased much of this brief decline, Treasury yields remained considerably lower over the six-month period as a whole, despite the U.S. Federal Reserve Board’s decision to end its quantitative easing (QE) program at the end of October.

In contrast to the U.S., growth in the eurozone weakened, pushing sovereign yields to record lows. Second-quarter economic releases indicated a slowdown in Germany, stagnation in France and recession in Italy and were followed by a fall in regional inflation to its lowest level in five years. The European Central Bank (ECB) responded by cutting interest rates and announcing purchases of asset-backed securities and covered bonds, contributing to the euro’s decline to a two-year low against the U.S. dollar. Nonetheless, many investors remained convinced that the ECB would have to implement full-scale QE to stem falling inflation and stimulate economic activity.

In the Japanese markets, the yen declined sharply over the latter part of the six-month period and fell to a seven-year low against the U.S. dollar shortly after period-end. The yen’s weakness reflected faltering government attempts to reflate the Japanese economy, which eventually included the announcement of another round of monetary easing by the Bank of Japan (BOJ) at the end of October. Japanese government bond yields steadily declined, continuing the fall that started shortly after the BOJ first unveiled its latest version of QE in April 2013.

Mostly positive returns from emerging market sovereign bonds were also affected by significant currency movements over the period, although in U.S. dollar terms, hard currency-denominated emerging market debt generally outperformed developed market government bonds by a significant margin.

Dividend Distributions*
5/1/14–10/31/14
		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
May	2.47	1.71	2.32	2.00	3.88
June	2.44	1.96	2.10	2.53	2.53
July	2.36	1.98	1.77	2.43	2.43
August	2.35	1.83	2.05	2.46	2.46
September	2.26	1.79	1.91	2.37	2.34
October	3.48	2.90	3.12	3.52	3.52
Total	15.36	12.17	13.27	15.31	17.16

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including interest rates, currency exchange rates and credit risks. We use top-down macroeconomic research, bottom-up sector-specific research and quantitative analysis to identify and to seek to exploit market inefficiencies while employing a disciplined risk management process. In pursuing the Fund’s investment goal, we may use various currency-related derivative instruments, including currency forward and currency futures contracts, as well as various interest rate/bond-related derivative instruments, including interest rate/bond futures contracts and swap agreements.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

What are swap agreements?

Swap agreements, such as interest rate, currency and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

4 | Semiannual Report franklintempleton.com

FRANKLIN GLOBAL GOVERNMENT BOND FUND

Currency Breakdown*
10/31/14
% of Total
Net Assets

North America	57.7%
U.S. Dollar	55.8%
Canadian Dollar	1.9%

Europe	28.8%
Euro	19.7%
British Pound	6.0%
Polish Zloty	3.1%

Asia	7.3%
Malaysian Ringgit	5.0%
Singapore Dollar	2.3%

Latin America & Caribbean	4.2%
Mexican Peso	4.2%

Middle East & Africa	1.9%
South African Rand	1.9%

Australia & New Zealand	0.5%
Australian Dollar	0.5%

*Percentages reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Manager’s Discussion

For the six months ended October 31, 2014, the Fund’s Class A shares delivered a small positive absolute return and outperformed the benchmark Citigroup WGBI. Currency allocation was the largest contributor to performance relative to the index. Duration and yield curve positioning, as well as positions denominated in currencies other than the U.S. dollar, euro, Japanese yen or British pound also had a positive effect on relative returns. However, security selection detracted from the Fund’s relative results.

Regarding currency positioning, the Fund’s overweighted exposure to the U.S. dollar and underweighted allocations to the euro and Japanese yen combined to make significant contributions to relative returns, aided by the U.S. dollar’s strength as solid U.S. economic growth fueled speculation about the timing of a rise in U.S. interest rates.

The Fund’s positions denominated in currencies other than the British pound and G-3 (U.S., eurozone and Japan) currencies made a positive, although smaller, contribution to relative performance, partly as a result of an overweighted allocation to Polish bonds. Poland’s central bank cut its key interest rate by a larger-than-expected 50 basis points (0.50%) in October, responding to a slowdown in the neighboring German economy. Elsewhere, the Fund’s broadly defensive duration and yield curve positioning further contributed to relative returns.

In contrast, the Fund’s security selection detracted from relative returns, mainly due to our preference for holding Italian government bonds and largely avoiding German Bunds during much of the period. Italian bonds were among those hardest hit by the heightened volatility in global fixed income markets in October.

During the period, the Fund invested in bonds without the use of interest rate-related derivatives.

Thank you for your participation in Franklin Global Government Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

franklintempleton.com Semiannual Report | 5

FRANKLIN GLOBAL GOVERNMENT BOND FUND

Performance Summary as of October 31, 2014

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/14	4/30/14		Change
A (FGGAX)	$10.33	$10.45	-$	0.12
C (N/A)	$10.31	$10.44	-$	0.13
R (N/A)	$10.32	$10.44	-$	0.12
R6 (N/A)	$10.33	$10.45	-$	0.12
Advisor (N/A)	$10.35	$10.49	-$	0.14

Distributions (5/1/14–10/31/14)
Dividend
Share Class	Income
A	$0.1536
C	$0.1217
R	$0.1327
R6	$0.1531
Advisor	$0.1716

6 | Semiannual Report

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FRANKLIN GLOBAL GOVERNMENT BOND FUND
PERFORMANCE SUMMARY

Performance as of 10/31/141

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

		Cumulative		Average Annual		Average Annual	Total Annual Operating Expenses[5]
Share Class		Total Return[2]		Total Return[3]		Total Return (9/30/14)[4]	(with waiver)	(without waiver)
A							0.86%	3.42%
6-Month	+	0.31%		-3.92%
1-Year	+	3.02%		-1.39%		-0.39%
Since Inception (9/6/13)	+	6.13%	+	1.44%	+	1.33%
C							1.26%	3.82%
6-Month		-0.09%		-1.08%
1-Year	+	2.27%	+	1.27%	+	2.32%
Since Inception (9/6/13)	+	5.37%	+	4.65%	+	4.85%
R							1.11%	3.67%
6-Month	+	0.11%	+	0.11%	+	0.88%
1-Year	+	2.53%	+	2.53%	+	3.45%
Since Inception (9/6/13)	+	5.63%	+	4.88%	+	4.98%
R6							0.61%	3.79%
6-Month	+	0.30%	+	0.30%
1-Year	+	3.00%	+	3.00%	+	4.00%
Since Inception (9/6/13)	+	6.23%	+	5.40%	+	5.60%
Advisor							0.61%	3.17%
6-Month	+	0.29%	+	0.29%
1-Year	+	3.41%	+	3.41%	+	4.41%
Since Inception (9/6/13)	+	6.54%	+	5.66%	+	5.89%

	Distribution	30-Day Standardized Yield[7]
Share Class	Rate[6]	(with waiver)	(without waiver)
A	3.87%	1.42%	0.08%
C	3.38%	0.92%	-0.45%
R	3.63%	1.08%	-0.28%
R6	4.09%	1.58%	0.20%
Advisor	4.08%	1.58%	0.20%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

franklintempleton.com Semiannual Report | 7

FRANKLIN GLOBAL GOVERNMENT BOND FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Derivatives, including currency management strategies, involve costs and can create leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Currency rates may fluctuate significantly over short periods of time and can reduce returns. The Fund is also nondi-versified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 8/31/15 and a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable;
without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 10/31/14.
7. The 30-day standardized yield for the 30 days ended 10/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8 | Semiannual Report franklintempleton.com

FRANKLIN GLOBAL GOVERNMENT BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN GLOBAL GOVERNMENT BOND FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/14	Value 10/31/14	Period* 5/1/14–10/31/14
A
Actual	$1,000	$1,003.10	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$999.10	$6.00
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
R
Actual	$1,000	$1,001.10	$5.40
Hypothetical (5% return before expenses)	$1,000	$1,019.81	$5.45
R6
Actual	$1,000	$1,003.00	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75
Advisor
Actual	$1,000	$1,002.90	$2.73
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.63%;
C: 1.19%; R: 1.07%; R6: 0.54%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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	FRANKLIN STRATEGIC SERIES

Financial Highlights
Franklin Global Government Bond Fund
	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45	$10.00
Income from investment operations[b]:
Net investment income[c]	0.10	0.11
Net realized and unrealized gains (losses)	(0.07)	0.47
Total from investment operations	0.03	0.58
Less distributions from net investment income	(0.15)	(0.13)
Net asset value, end of period	$10.33	$10.45

Total return[d]	0.31%	5.81%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.63%[f]	3.22%
Expenses net of waiver and payments by affiliates	0.63%	0.57%
Net investment income	1.97%	1.62%

Supplemental data
Net assets, end of period (000’s)	$12,200	$11,232
Portfolio turnover rate	39.19%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 11

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.44	$10.00
Income from investment operations[b]:
Net investment income[c]	0.07	0.08
Net realized and unrealized gains (losses)	(0.08)	0.46
Total from investment operations	(0.01)	0.54
Less distributions from net investment income	(0.12)	(0.10)
Net asset value, end of period	$10.31	$10.44

Total return[d]	(0.09)%	5.46%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.19%[f]	3.81%
Expenses net of waiver and payments by affiliates	1.19%	1.16%
Net investment income	1.41%	1.03%

Supplemental data
Net assets, end of period (000’s)	$280	$156
Portfolio turnover rate	39.19%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

12 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.44	$10.00
Income from investment operations[b]:
Net investment income[c]	0.08	0.08
Net realized and unrealized gains (losses)	(0.07)	0.47
Total from investment operations	0.01	0.55
Less distributions from net investment income	(0.13)	(0.11)
Net asset value, end of period	$10.32	$10.44

Total return[d]	0.11%	5.52%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.07%[f]	3.66%
Expenses net of waiver and payments by affiliates	1.07%	1.01%
Net investment income	1.53%	1.18%

Supplemental data
Net assets, end of period (000’s)	$10	$10
Portfolio turnover rate	39.19%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.45	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.11
Net realized and unrealized gains (losses)	(0.08)	0.48
Total from investment operations	0.03	0.59
Less distributions from net investment income	(0.15)	(0.14)
Net asset value, end of period	$10.33	$10.45

Total return[d]	0.30%	5.91%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.07%[f]	3.78%
Expenses net of waiver and payments by affiliates	0.54%	0.51%
Net investment income	2.06%	1.68%

Supplemental data
Net assets, end of period (000’s)	$10	$10
Portfolio turnover rate	39.19%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS

Franklin Global Government Bond Fund (continued)
	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.49	$10.00
Income from investment operations[b]:
Net investment income[c]	0.11	0.10
Net realized and unrealized gains (losses)	(0.08)	0.52
Total from investment operations	0.03	0.62
Less distributions from net investment income	(0.17)	(0.13)
Net asset value, end of period	$10.35	$10.49

Total return[d]	0.29%	6.24%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.54%[f]	3.16%
Expenses net of waiver and payments by affiliates	0.54%	0.51%
Net investment income	2.06%	1.68%

Supplemental data
Net assets, end of period (000’s)	$10	$10
Portfolio turnover rate	39.19%	13.24%

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fRatios are adjusted to exclude the effects of annualization for non-recurring expenses.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

FRANKLIN STRATEGIC SERIES

Statement of Investments, October 31, 2014 (unaudited)

Franklin Global Government Bond Fund
		Principal
	Country	Amount*		Value
Foreign Government and Agency Securities 66.2%
Government of Canada, 2.75%, 6/01/22	Canada	250,000	CAD	$236,116
Government of Chile, 3.875%, 8/05/20	Chile	100,000		107,298
[a]Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	300,000	EUR	411,158
Government of France,
2.25%, 5/25/24	France	150,000	EUR	207,724
1.75%, 11/25/24	France	150,000	EUR	197,904
Government of Germany,
2.25%, 4/10/15	Germany	150,000	EUR	189,910
1.50%, 2/15/23	Germany	375,000	EUR	503,674
[a]Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000		214,387
[a]Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000		242,184
Government of Malaysia,
3.197%, 10/15/15	Malaysia	800,000	MYR	242,849
senior bond, 4.24%, 2/07/18	Malaysia	650,000	MYR	201,643
senior note, 3.654%, 10/31/19	Malaysia	550,000	MYR	167,315
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000[b] MXN		244,944
8.00%, 12/07/23	Mexico	27,000[b] MXN		230,733
senior bond, 5.95%, 3/19/19	Mexico	100,000		115,375
Government of Peru, senior bond, 6.55%, 3/14/37	Peru	200,000		255,020
Government of Poland,
4.00%, 10/25/23	Poland	650,000	PLN	216,961
3.25%, 7/25/25	Poland	900,000	PLN	284,865
5.75%, 4/25/29	Poland	800,000	PLN	322,246
[a]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	Russia	65,500		74,423
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000	SGD	284,335
Government of South Africa, 8.00%, 12/21/18	South Africa	2,500,000	ZAR	234,245
[a]Government of Spain, senior note, Reg S, 5.15%, 10/31/28	Spain	200,000	EUR	319,542
[a]Government of the Netherlands, Reg S, 4.50%, 7/15/17	Netherlands	150,000	EUR	210,804
Italy Treasury Bond,
[a]Reg S, 3.50%, 3/01/30	Italy	400,000	EUR	532,111
senior bond, 5.50%, 9/01/22	Italy	140,000	EUR	220,122
[a]senior bond, Reg S, 4.75%, 9/01/28	Italy	300,000	EUR	451,610
[a]Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	300,000	AUD	306,166
senior note, Reg S, 6.00%, 7/21/22	Australia	300,000	AUD	306,971
[a]United Kingdom Treasury Bond, Reg S, 4.00%, 9/07/16	United Kingdom	250,000	GBP	424,468
[a]United Kingdom Treasury Note, Reg S, 2.75%, 1/22/15	United Kingdom	200,000	GBP	321,618
Total Foreign Government and Agency Securities
(Cost $8,256,965)				8,278,721
U.S. Government and Agency Securities 19.3%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	180,000		224,986
[c]Index Linked, 3.375%, 4/15/32	United States	160,810		228,400
U.S. Treasury Note,
0.25%, 12/15/14	United States	200,000		200,055
2.125%, 5/31/15	United States	400,000		404,719
0.375%, 1/15/16	United States	200,000		200,391
1.00%, 8/31/16	United States	200,000		202,000
1.875%, 8/31/17	United States	200,000		205,484
2.625%, 11/15/20	United States	200,000		208,281

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FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)
		Principal
	Country	Amount*	Value
U.S. Government and Agency Securities (continued)
U.S. Treasury Note, (continued)
[c]Index Linked, 1.625%, 1/15/15	United States	186,858	$186,654
[c]Index Linked, 2.00%, 1/15/16	United States	179,767	185,666
[c]Index Linked, 1.25%, 7/15/20	United States	163,604	174,775
Total U.S. Government and Agency Securities
(Cost $2,367,012)			2,421,411
Total Investments before Short Term Investments
(Cost $10,623,977)			10,700,132

		Shares
Short Term Investments (Cost $1,580,158) 12.7%
Money Market Funds 12.7%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	1,580,158	1,580,158
Total Investments (Cost $12,204,135) 98.2%			12,280,290
Other Assets, less Liabilities 1.8%			230,856
Net Assets 100.0%			$12,511,146

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2014, the aggregate value of these securities was $3,815,442, representing 30.50% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
cPrincipal amount of security is adjusted for inflation. See Note 1(e).
dNon-income producing.
eSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.

At October 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BZWS	Sell	650,000	$604,157	12/10/14	$33,744	$—
Euro	CITI	Buy	400,000	510,756	12/10/14	—	(9,225)
Euro	CITI	Sell	1,020,000	1,321,557	12/10/14	42,652	—
Polish Zloty	BZWS	Sell	1,500,000	448,042	12/10/14	3,688	—
Unrealized appreciation (depreciation)						80,084	(9,225)
Net unrealized appreciation (depreciation)						$70,859

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 31.

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FRANKLIN STRATEGIC SERIES

Financial Statements

Statement of Assets and Liabilities
October 31, 2014 (unaudited)

Franklin Global Government Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$10,623,977
Cost - Sweep Money Fund (Note 3f)	1,580,158
Total cost of investments	$12,204,135
Value - Unaffiliated issuers	$10,700,132
Value - Sweep Money Fund (Note 3f)	1,580,158
Total value of investments	12,280,290
Cash	23,316
Foreign currency, at value (cost $54,443)	52,238
Receivables:
Capital shares sold	3,000
Interest	99,353
Affiliates	7,848
Unrealized appreciation on forward exchange contracts	80,084
Other assets	6,506
Total assets	12,552,635
Liabilities:
Payables:
Capital shares redeemed	1,667
Distribution fees	368
Transfer agent fees	183
Reports to shareholders	3,189
Professional fees	25,766
Unrealized depreciation on forward exchange contracts	9,225
Accrued expenses and other liabilities	1,091
Total liabilities	41,489
Net assets, at value	$12,511,146
Net assets consist of:
Paid-in capital	$12,165,685
Distributions in excess of net investment income	(67,165)
Net unrealized appreciation (depreciation)	142,935
Accumulated net realized gain (loss)	269,691
Net assets, at value	$12,511,146

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

Class A:
Net assets, at value	$12,199,838
Shares outstanding	1,180,930
Net asset value per share[a]	$10.33
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.79
Class C:
Net assets, at value	$280,307
Shares outstanding	27,176
Net asset value and maximum offering price per share[a]	$10.31
Class R:
Net assets, at value	$10,317
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.32
Class R6:
Net assets, at value	$10,331
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.33
Advisor Class:
Net assets, at value	$10,353
Shares outstanding	1,000
Net asset value and maximum offering price per share	$10.35

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended October 31, 2014 (unaudited)

Franklin Global Government Bond Fund

Investment income:
Interest	$156,956
Expenses:
Management fees (Note 3a)	39,194
Distribution fees: (Note 3c)
Class A	5,201
Class C	631
Class R	28
Transfer agent fees: (Note 3e)
Class A	820
Class C	13
Class R	1
Class R6	28
Advisor Class	1
Custodian fees (Note 4)	1,123
Reports to shareholders	5,761
Registration and filing fees	51,087
Professional fees	25,318
Amortization of offering costs	58,771
Other	576
Total expenses	188,553
Expenses waived/paid by affiliates (Note 3g)	(149,905)
Net expenses	38,648
Net investment income	118,308
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	231,136
Foreign currency transactions	40,549
Net realized gain (loss)	271,685
Net change in unrealized appreciation (depreciation) on:
Investments	(458,487)
Translation of other assets and liabilities denominated in foreign currencies	91,843
Net change in unrealized appreciation (depreciation)	(366,644)
Net realized and unrealized gain (loss)	(94,959)
Net increase (decrease) in net assets resulting from operations	$23,349

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FRANKLIN STRATEGIC SERIES
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Global Government Bond Fund

	Six Months Ended
	October 31, 2014	Period Ended
	(unaudited)	April 30, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$118,308	$111,150
Net realized gain (loss) from investments and foreign currency transactions	271,685	(11,529)
Net change in unrealized appreciation (depreciation) on investments and translation of other
assets and liabilities denominated in foreign currencies	(366,644)	509,579
Net increase (decrease) in net assets resulting from operations	23,349	609,200
Distributions to shareholders from:
Net investment income:
Class A	(172,812)	(132,443)
Class C	(2,245)	(625)
Class R	(133)	(109)
Class R6	(153)	(138)
Advisor Class	(172)	(454)
Total distributions to shareholders	(175,515)	(133,769)
Capital share transactions: (Note 2)
Class A	1,115,936	10,760,752
Class C	127,978	152,968
Class R	—	10,000
Class R6	—	10,000
Advisor Class	—	10,247
Total capital share transactions	1,243,914	10,943,967
Net increase (decrease) in net assets	1,091,748	11,419,398
Net assets:
Beginning of period	11,419,398	—
End of period	$12,511,146	$11,419,398
Distributions in excess of net investment income, end of period	$(67,165)	$(9,958)

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.

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FRANKLIN STRATEGIC SERIES

Notes to Financial Statements (unaudited)

Franklin Global Government Bond Fund

1. Organization and Significant Accounting Policies

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Global Government Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterpar-ties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

c. Derivative Financial Instruments (continued)

decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counter-party under the ISDA agreement. At October 31, 2014, the Fund had no OTC derivatives in a net liability position for such contracts.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable coun-terparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

24 | Semiannual Report

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FRANKLIN STRATEGIC SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2014, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Period Ended
	October 31, 2014		April 30, 2014[a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	117,593	$1,230,893	1,077,037	$10,788,066
Shares issued in reinvestment of distributions	1,892	19,810	520	5,353
Shares redeemed	(12,923)	(134,767)	(3,189)	(32,667)
Net increase (decrease)	106,562	$1,115,936	1,074,368	$10,760,752
Class C Shares:
Shares sold	18,388	$192,209	14,871	$152,447
Shares issued in reinvestment of distributions	199	2,083	51	521
Shares redeemed	(6,333)	(66,314)	—	—
Net increase (decrease)	12,254	$127,978	14,922	$152,968
Class R Shares[b]:
Shares sold			1,000	$10,000
Class R6 Shares[b]:
Shares sold			1,000	$10,000

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

2. Shares of Beneficial Interest (continued)

	Period Ended
	April 30, 2014[a]
	Shares	Amount

Advisor Class Shares[b]:
Shares sold	5,902	$60,000
Shares issued in reinvestment of distributions	32	323
Shares redeemed	(4,934)	(50,076)
Net increase (decrease)	1,000	$10,247

aFor the period September 6, 2013 (commencement of operations) to April 30, 2014.
bDuring the period Class R, Class R6 and Advisor Class did not report any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FTIML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $1 billion
0.600%	Over $1 billion up to and including $5 billion
0.550%	Over $5 billion up to and including $10 billion
0.545%	Over $10 billion up to and including $15 billion
0.540%	Over $15 billion up to and including $20 billion
0.535%	Over $20 billion

b. Administrative Fees

Under an agreement with FTIML, FT Services provides administrative services to the Fund. The fee is paid by FTIML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$2,588
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2014, the Fund paid transfer agent fees of $863 of which $830 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

g. Waiver and Expense Reimbursements

FTIML and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.60% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until August 31, 2015.

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FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

3. Transactions with Affiliates (continued)

h. Other Affiliated Transactions

At October 31, 2014, Franklin Advisers, Inc., an affiliate of FTIML, owned 82.57% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2014, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At April 30, 2014, the Fund had short term capital loss carryforwards of $1,540.

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$12,283,392

Unrealized appreciation	$182,299
Unrealized depreciation	(185,401)
Net unrealized appreciation (depreciation)	$(3,102)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, tax straddles, and foreign currency transactions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2014, aggregated $4,657,348 and $4,328,061, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

28 | Semiannual Report franklintempleton.com

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

8. Other Derivative Information

At October 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign exchange contracts	Unrealized appreciation on forward		Unrealized depreciation on forward
	exchange contracts	$80,084	exchange contracts	$9,225

For the period ended October 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Period	for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized appreciation
(depreciation) on translation of other assets and
	liabilities denominated in foreign currencies	$49,836	$96,233

For the period ended October 31, 2014, the average month end fair value of derivatives represented 0.38% of average month end net assets. The average month end number of open derivative contracts for the period was 3.

See Note 1(c) regarding derivative financial instruments.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended October 31, 2014, the Fund did not use the Global Credit Facility.

franklintempleton.com Semiannual Report | 29

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Foreign Government and Agency Securities	$—	$8,278,721	$—	$8,278,721
U.S. Government and Agency Securities	—	2,421,411	—	2,421,411
Short Term Investments	1,580,158	—	—	1,580,158
Total Investments in Securities	$1,580,158	$10,700,132	$—	$12,280,290
Other Financial Instruments
Forward Exchange Contracts	$—	$80,084	$—	$80,084
Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$9,225	$—	$9,225

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

12. Subsequent Events

The Fund evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

30 | Semiannual Report franklintempleton.com

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Global Government Bond Fund (continued)

Abbreviations
Counterparty		Currency
BZWS	Barclays Bank PLC	AUD	Australian Dollar
CITI	Citigroup, Inc.	CAD	Canadian Dollar
		EUR	Euro
		GBP	British Pound
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		PLN	Polish Zloty
		SGD	Singapore Dollar
		ZAR	South African Rand

franklintempleton.com Semiannual Report | 31

FRANKLIN STRATEGIC SERIES

FRANKLIN GLOBAL GOVERNMENT BOND FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32 | Semiannual Report

franklintempleton.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date  December 26, 2014

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date  December 26, 2014